As filed with the Securities and Exchange Commission on August 1, 1997

                       Registration Nos. 33-850; 811-2239
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                    Form N1-A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Pre-Effective Amendment No. ____


                         Post-Effective Amendment No. 22



         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                Amendment No. 23


                   NORTHSTAR BALANCE SHEET OPPORTUNITIES FUND
         ---------------------------------------------------------------
               (Exact name of Registrant as specified in charter)

                     Two Pickwick Plaza, Greenwich, CT 06830
              -----------------------------------------------------
                    (Address of Principal Executive Offices)

                                  (203)863-6200
                     --------------------------------------
                         (Registrant's telephone number)

                                 Mark L. Lipson
                 c/o Northstar Investment Management Corporation
                     Two Pickwick Plaza, Greenwich, CT 06830
              -----------------------------------------------------
                    (Name and address for agent for service)

                        Copies of all correspondence to:
                                Jeff Steele, Esq.

                             Dechert, Price & Rhoads
                         1500 K Street, N.W., Suite 500
                             Washington, D.C. 20005

             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:

         - - -
           X      on August 1, 1997 pursuant to paragraph (b)
         - - -


                  60 days after filing pursuant to paragraph (a)(1)
         - - -

                  on [date] pursuant to paragraph (a)(1)

         - - -
              75 days after filing pursuant to paragraph (a)(2)
         - - -
                  on [date] pursuant to paragraph (a)(2) of Rule 485
         - - -
If appropriate, check the following box:

                  this post-effective amendment designates a new effective
        - - -     date for a previously filed post-effective amendment.

-------------------------------------------------------------
* Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) of the Invesment Company Act of 1940. The Registrant has filed the Notice required by Rule 24f-2 for its most recent fiscal year on or about February 16, 1996.

                              CROSS REFERENCE SHEET
                             PURSUANT TO RULE 404(a)
                        UNDER THE SECURITIES ACT OF 1933
                                     PART A
                               COMBINED PROSPECTUS
                                      AND
                              HIGH YIELD PROSPECTUS


FORM N-1A PART A ITEM                                              PROSPECTUS CAPTION

1.  Cover Page                                                     Cover Page


2.  Synopsis                                                       What You Pay To Invest

3.  Condensed Financial Information                                Cover Page; Objective; Investment
                                                                   Strategy; Holdings; Risks; The Risks
                                                                   of Investing in Mutual Funds; Investment
                                                                   Practices; The Business of Mutual Funds;
                                                                   Where To Go For More Information

4.  General Description of Registrant                              Cover Page; Objective; Investment
                                                                   Strategy; Holdings; Risks; The Risks
                                                                   of Investing in Mutual Funds; Investment
                                                                   Practices; The Business of Mutual Funds;
                                                                   Where To Go For More Information

5.  Management of the Fund                                         Meet the Portfolio Managers; The Business
                                                                   of Mutual Funds

6.  Capital Stock and Other Securities                             Buying, Selling and Exchanging;
                                                                   Choosing a Share Class; Opening a
                                                                   NorthStar Account; Mutual Fund Earnings
                                                                   and Your Taxes; Where To Go For More
                                                                   Information

7.  Purchases of Securities Being Offered                          Buying, Selling and Exchanging;
                                                                   Choosing a Share Class; Opening a
                                                                   NorthStar Account; How Dealers
                                                                   are Compensated

8.  Redemption or Repurchase                                       Buying, Selling and Exchanging

9.  Legal Proceedings                                              Not Applicable



                                        CROSS REFERENCE SHEET
                                               PART B

FORM N-1A PART B ITEM                                             STATEMENT OF ADDITIONAL INFORMATION
                                                                  CAPTION

10.  Cover Page                                                   Cover Page

11.  Table of Contents                                            Table of Contents

12.  General Information & History                                Cover Page; Other Information

13.  Investment Objectives and Policies                           Cover Page; Investment Restrictions;
                                                                  Investment Techniques

14.  Management of the Fund                                       Trustees and Officers

15.  Control Persons and Principal                                N/A
     Holders of Securities

16.  Investment Advisory and Other                                Services of Northstar; the Subadvisers
     Services                                                     and the Administrator

17.  Brokerage Allocation and Other                               Portfolio Transactions and Brokerage
     Practices                                                    Allocation

18.  Capital Stock and Other                                      Purchases and Redemptions
     Securities

19.  Purchases, Redemptions and                                   Net Asset Value; Purchases and
                                                                  Redemptions

20.  Tax Status                                                   Dividends, Distribution and Taxes

21.  Underwriter                                                  Underwriter and Distribution Services

22.  Calculation of Performance Data                              Performance Information

23.  Financial Statements                                         Financial Statements


                                     PART C

The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C in the Registration Statement.

                                  THE
                              NORTHSTAR FUNDS
                                PROSPECTUS
                               August 1, 1997


                     (Northstar Graphic appears here)


This prospectus contains important information about investing in the Northstar Funds. In this prospectus, we have divided our Funds into three categories:
GROWTH FUNDS: Growth Fund, Growth + Value Fund, Special Fund and International Value Fund; INCOME AND GROWTH FUNDS: the Income and Growth Fund and Balance Sheet Opportunities Fund; and INCOME FUNDS: the High Yield Fund, High Total Return Fund II, Strategic Income Fund and Government Securities Fund. Please read the prospectus carefully before you invest and keep it for future reference. Your investment: is not a bank deposit, is not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency, is affected by market fluctuations -- there is no guarantee that the funds will achieve their objectives. Like all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

WHAT'S INSIDE

OBJECTIVES
(dartboard graphic appears here)

INVESTMENT
STRATEGY
(clock graphic appears here)

HOLDINGS
(safe graphic appears here)
RISKS
(balance scale graphic appears here)

WHAT
YOU PAY
TO INVEST
(coin graphic appears here)

HOW THE
FUND HAS
PERFORMED
(currency graphic appears here)

These pages contain a description of each of our funds, including its objective, investment strategy, types of holdings, risks and portfolio managers.

You'll also find:

WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in the fund.

HOW THE FUND HAS PERFORMED
A chart that shows the fund's financial performance for up to ten years, by share class.


AN INTRODUCTION TO THE
NORTHSTAR FAMILY OF FUNDS                                         3

NORTHSTAR GROWTH FUNDS
GROWTH FUND                                                       4
GROWTH + VALUE FUND                                               6
SPECIAL FUND                                                      8
INTERNATIONAL VALUE FUND                                         10

NORTHSTAR INCOME AND GROWTH FUNDS
INCOME AND GROWTH FUND                                           12
BALANCE SHEET OPPORTUNITIES FUND                                 14

NORTHSTAR INCOME FUNDS
HIGH YIELD FUND                                                  16
HIGH TOTAL RETURN FUND II                                        18
STRATEGIC INCOME FUND                                            20
GOVERNMENT SECURITIES FUND                                       22

MEET THE PORTFOLIO MANAGERS                                      24

YOUR GUIDE TO BUYING, SELLING AND
EXCHANGING SHARES OF NORTHSTAR FUNDS                             30

MUTUAL FUND EARNINGS AND YOUR TAXES                              36

THE BUSINESS OF MUTUAL FUNDS                                     38

THE RISKS OF INVESTING IN MUTUAL FUNDS                           40

WHERE TO GO FOR MORE INFORMATION                                 43

                                INTRODUCTION TO
                          THE NORTHSTAR FAMILY OF FUNDS


Risk is the potential that your investment will lose money or not earn as much as you hope. All mutual funds have varying degrees of risk, depending on the securities they invest in. Please read this prospectus carefully to be sure you understand the risks and potential benefits associated with each of our funds.



(telephone graphic appears here)


If you have any questions about the Northstar family of funds or about choosing suitable investments, please call us at 1-800-595-7827.

This prospectus has been designed to help you make informed decisions about your investments. As noted below, the Northstar family of funds is divided into three categories.

GROWTH FUNDS
   Our Growth Funds focus on long-term growth by investing primarily in equities. They will suit you if you:

   o are investing for the long-term -- at least several years

   o are willing to accept higher risk in exchange for potentially higher long-term returns.

INCOME AND GROWTH FUNDS
   Our Income and Growth Funds seek income and growth of capital in varying combinations. They will suit you if you:

   o want both regular income and capital appreciation

   o are looking for potentially higher returns than those offered by the income funds, but don't feel comfortable with the level of risk associated with the growth funds.

INCOME FUNDS
   Northstar offers both aggressive and conservative Income Funds. Both offer regular income, but some take higher risks to attain higher returns.
   The Income Funds will suit you if you:

   o want a regular stream of income

   o want higher potential returns than money market funds

   o are willing to accept some risk.



(telephone graphic appears here) If you have any questions, please call 1-800-595-7827.
                                                                       3

NORTHSTAR
GROWTH
FUND
Registrant
Northstar Growth Fund

Portfolio manager
Geoffrey Wadsworth

OBJECTIVE
This fund seeks long-term growth of capital by investing primarily in domestic common stocks.
(dartboard graphic appears here)

INVESTMENT
STRATEGY
The fund invests in large and mid-sized companies that the portfolio manager feels have above average prospects for growth.
(clock graphic appears here)

HOLDINGS
(safe graphic appears here)

Under normal market conditions, the fund invests at least 65% of its assets in securities purchased on the basis of the potential for capital appreciation. The fund also holds preferred stocks and convertible securities. It may invest up to 20% of its net assets in foreign issuers, but only 10% can be in securities that are not listed on a U.S. securities exchange. It may also invest in other higher-risk securities and engage in other investment practices. These are described on page 36.

RISKS
(balance scale graphic appears here)

Because it invests in equities, the fund is affected by changes in the stock market. This fund is also subject to the risks associated with investing in foreign securities. Please refer to the section beginning on page 36, The risks of investing in mutual funds.

WHAT YOU PAY
TO INVEST
(coin graphic appears here)

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund. Fees you pay directly
                                      Class A    Class B     Class C    Class T
-------------------------------------------------------------------------------

 Maximum sales charge on your initial
 investment (as a % of offering price)   % 4.75    none        none       none
===============================================================================

 Maximum deferred sales charge           % none(1)  5.00(2)    1.00 (2)  4.00(2)

Operating expenses paid each year by the fund
(as a % of average net assets)
                                      Class A Class B Class C Class T
-------------------------------------------------------------------------------

 Management fee                     %   0.75   0.75   0.75    0.75
===============================================================================

 12b-1 fee(3)                       %   0.30   1.00   1.00    0.95

 Other expenses                     %   0.38   0.49   0.44    0.38
===============================================================================

 Total fund operating expenses      %   1.43   2.24   2.19   2.08



Example
Here's an example of what you would pay in expenses if you invested $1,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example -- actual expenses and performance may vary.

                                     Year 1  Year 3 Year 5 Year 10
-------------------------------------------------------------------------------
 Class A
 with redemption                  $    61      91     122    211
 ...............................................................................
 Class B
 with redemption                  $    73     100     140    237 (4)
 without redemption               $    23      70     120    237 (4)
 ...............................................................................
 Class C
 with redemption                  $    32      69     117    252
 without redemption               $    22      69     117    252
 ...............................................................................
 Class T
 with redemption                  $    61      85     112    224 (5)
 without redemption               $    21      65     112    224 (5)
 ...............................................................................

(1)Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 27 for details.

(2) This charge decreases over time. Please see page 27 for details.

(3) Because of the 12b-1 fee, long-term shareholders may pay more than the maximum permitted front-end sales charge.

(4) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.

(5) Class T shares convert to Class A shares after year 8 or on June 2, 1998, whichever is later. This figure uses Class A expenses for years 9 and 10.



4        Growth Fund

NORTHSTAR
GROWTH
FUND

HOW THE FUND
HAS PERFORMED
(currency graphic appears here)


The following chart shows the fund's financial performance by share class. The 1995 and 1996 figures have been audited by Coopers & Lybrand L.L.P., independent accountants.
Audited by other independent accountants prior to 1995.

The fund's performance is also reported in national newspapers under these trading symbols: GrwthA or GrwthT.


                                                                    Class A               Class B                Class C
Year ended December 31,                                         1996    1995(1)        1996    1995(1)       1996     1995(1)
---------------------------------------------------------------------------------------------------------------------------
Operating performance
 Net asset value at the beginning of the period       $          15.53  17.59          15.50  17.59           15.50  17.59
===========================================================================================================================
 Net investment income (loss)                         $           0.02   0.08         (0.06)   0.06          (0.05)   0.04
 Net realized and unrealized gain on investments      $           3.18   1.95           3.13   1.92            3.12   1.92
===========================================================================================================================
 Total from investment operations                     $           3.20   2.03           3.07   1.98            3.07   1.96
 Dividends from net investment income                 $             -- (0.10)             -- (0.08)              -- (0.06)
===========================================================================================================================
 Dividends from net realized gain on investments sold $         (0.81) (3.99)         (0.81) (3.99)          (0.81) (3.99)
 Total distributions                                  $         (0.81) (4.09)         (0.81) (4.07)          (0.81) (4.05)
===========================================================================================================================
 Net asset value at the end of the period             $          17.92  15.53          17.76  15.50           17.76  15.50
 Total investment return (2)                          %          20.54  11.55          19.74  11.27           19.74  11.17

Ratios and supplemental data
 Net assets at the end of the period ($000s)          $          4,750  1,355          4,444  1,987             365     69
===========================================================================================================================
 Ratio of expenses to average net assets              %            150     1.42(3)      2.20   2.07(3)          220   2.11(3)
 Ratio of expense reimbursement to average net assets %           0.06     --           0.04     --            0.15     --
===========================================================================================================================
 Ratio of net investment income (loss) to average net
   assets                                             %           0.11   0.63(3)     (0.55)    0.06(3)      (0.57)    0.02(3)
 Average commissions per share                        $         0.0593     --         0.0593     --          0.0593     --
===========================================================================================================================
 Portfolio turnover rate                              %             62    134             62    134              62    134

                                                                                            Class T
Year ended December 31,                                 1996    1995    1994     1993    1992    1991   1990   1989  1988    1987
----------------------------------------------------------------------------------------------------------------------------------
Operating performance
 Net asset value at the beginning of the period    $    15.53   15.75   17.33    16.36   16.37   12.49  13.85 11.96  10.47   10.54
==================================================================================================================================
 Net investment income (loss)                      $   (0.06)    0.07    0.08     0.02    0.02    0.09   0.10  0.20   0.16    0.09
 Net realized and unrealized gain (loss) on
  investments                                      $    3.16     3.77   (1.33)    1.69    1.32    4.71  (0.73) 2.86   1.74    0.02
==================================================================================================================================
 Total from investment operations                  $     3.10    3.84  (1.33)     1.69    1.32    4.71  (0.73) 2.86   1.74    0.02
 Dividends from net investment income              $       --  (0.07)  (0.08)   (0.04)  (0.02)  (0.08)  (0.10)(0.20) (0.17)  (0.08)
==================================================================================================================================
 Dividends from net realized gain on investments
   sold                                            $    (0.81)  (3.99)  (0.15)   (0.67)  (1.31)  (0.75) (0.51)(0.76) (0.08)    --
 Distributions from capital                        $       --      --  (0.02)   (0.01)      --      -- (0.02) (0.01)    --   (0.01)
==================================================================================================================================
 Total distributions                               $   (0.81)  (4.06)  (0.25)   (0.72)  (1.33)  (0.83) (0.63) (0.97) (0.25)  (0.09)
 Net asset value at the end of the period          $    17.82   15.53   15.75    17.33   16.36   16.37  12.49 13.85  11.96   10.47
==================================================================================================================================
 Total investment return (2)                       %    19.90   24.40  (7.66)    10.36    8.05   38.10 (5.24) 24.25  16.70    0.11

Ratios and supplemental data
 Net assets at the end of the period ($000s)       $   70,746  76,343  76,991   80,759  56,759  40,884 24,927 29,842 25,359  27,493
==================================================================================================================================
 Ratio of expenses to average net assets           %     2.00    2.00    2.00     2.04    2.15    2.25   2.33   2.33   2.46    2.29
 Ratio of expense reimbursement to average net
   assets                                          %     0.04      --      --       --      --      --     --    --     --      --
==================================================================================================================================
 Ratio of net investment income (loss) to average
      net assets                                    %  (3.05)    0.37     0.49    0.13    0.09   0.66    0.80   1.39   1.40   0.83
 Average commissions per share                      $  0.0593      --      --       --      --     --     --      --     --    --
==================================================================================================================================
 Portfolio turnover rate                            %      62    134       54      42      47     64      54      75      59    55


(1) Classes A, B & C commenced operations on June 5, 1995.
(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges. Unaudited prior to 1992.
(3) Annualized.

(telephone graphic appears here)
If you have any questions, please call 1-800-595-7827.
Growth Fund 5

NORTHSTAR
GROWTH +
VALUE FUND
Registrant
Northstar Trust

Portfolio manager
Louis Navellier

OBJECTIVE
This fund seeks capital appreciation by investing in a diversified portfolio of equity securities.
(dart board graphic appears here)
INVESTMENT
STRATEGY
(clock graphic appears here)
The fund invests primarily in companies the portfolio manager identifies as either growth or value through quantitative analysis. Growth companies have above average earnings or sales growth and higher price to earnings ratios. Value companies are temporarily undervalued or out of favor, and tend to have lower price to book ratios, higher earnings or dividend yields and higher returns on equity. The percentage of fund assets allocated to the two different kinds of companies varies depending on the portfolio manager's assessment of economic conditions and investment opportunities.

HOLDINGS
(safe graphic appears here)
Under normal market conditions, the fund invests at least 65% of its assets in securities purchased on the basis of the potential for capital appreciation. The fund also holds preferred stocks and convertible securities. It may invest up to 20% of its net assets in foreign issuers, but only 10% can be in securities that are not listed on a U.S. securities exchange. It may also invest in other higher-risk securities and engage in other investment practices. These are described on page 36.

RISKS
(balance scale graphic appears here)

Because they invest in equities, all growth funds are affected by changes in the stock market. Please refer to the section beginning on page 36, The risks of investing in mutual funds.

WHAT YOU PAY TO INVEST
(coin graphic appears here)

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.


Fees you pay directly


                                       Class A      Class B     Class C
---------------------------------------------------------------------------------------------------------------------------
 Maximum sales charge on your initial
 investment (as a % of offering price)   % 4.75       none        none
===========================================================================================================================

 Maximum deferred sales charge           % none(1)   5.00(2)     1.00(2)


Operating expenses paid each year by the fund
(as a % of average net assets)
                                       Class A     Class B  Class C
---------------------------------------------------------------------------------------------------------------------------

 Management fee                     %    1.00       1.00     1.00
===========================================================================================================================

 12-b-1 fee(3)                      %    0.30       1.00     1.00

 Other expenses(4)                  %    0.55       0.55     0.55
===========================================================================================================================

 Total fund operating expenses
 after reimbursement                %    1.85       2.55    2.55


Example
Here's an example of what you would pay in expenses if you invested $1,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example -- actual expenses and performance may vary.


                                     Year 1  Year 3 Year 5 Year 10
---------------------------------------------------------------------------------------------------------------------------
 Class A
 with redemption                  $    65     103     143    254
 ...........................................................................................................................
 Class B
 with redemption                  $    76     109     156    271 (5)
 without redemption               $    26      79     136    271 (5)
 ...........................................................................................................................
 Class C
 with redemption                  $    36      79     136    289
 without redemption               $    26      79     136    289
 ...........................................................................................................................

(1)Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 27 for details.

(2) This charge decreases over time. Please see page 27 for details.

(3) Because of the 12b-1 fee, long-term shareholders may pay more than the maximum permitted front-end sales charge.

(4)These figures are after the adviser reimbursed certain expenses. Before reimbursement, other expenses would have been 0.64% for Class A and 0.66% for Class B. Total fund operating expenses would have been 1.94% for Class A and 2.66% for Class B.

(5) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.

6 Growth + Value Fund

                                                                   NORTHSTAR
                                                                   GROWTH+
                                                                   VALUE FUND

HOW
THE FUND
HAS PERFORMED
(currency graphic appears here)

The following chart shows the fund's financial performance by share class. These figures are unaudited.





The fund's performance is also reported in national newspapers under this trading symbol: Gr+ValB.


For the period November 18, 1996 to April 30, 1997              Class A(1)           Class B(1)             Class C(1)
--------------------------------------------------------------------------------------------------------------------
Operating performance(2)
 Net asset value at the beginning of the period              $      10.00               10.00                  10.00
====================================================================================================================
 Net investment loss                                         $     (0.01)              (0.02)                 (0.02)
 Net realized and unrealized loss on investments             $     (0.59)              (0.60)                 (0.60)
====================================================================================================================
 Total from investment operations                            $     (0.60)              (0.62)                 (0.62)
 Net asset value at the end of the period                    $       9.40                9.38                   9.38
====================================================================================================================
 Total investment return (3)                                 %     (6.00)              (6.20)                 (6.20)

Ratios and supplemental data(2)
 Net assets at the end of the period ($000s)                 $     13,263              24,572                  8,320
====================================================================================================================
 Ratio of expenses to average net assets                     %       1.85(4)             2.55(4)                2.55(4)
 Ratio of expense reimbursement to average net assets        %       0.09(4)             0.11(4)                0.11(4)
====================================================================================================================
 Ratio of net investment loss to average net assets          %     (0.51)(4)           (1.24)(4)              (1.25)(4)
 Average commissions per share                               $     0.0383              0.0383                 0.0383
====================================================================================================================
 Portfolio turnover rate                                     %         53                  53                     53

(1) Class A, B and C commenced operations on November 18, 1997.
(2) Unaudited.
(3) Assumes dividends have been reinvested and does not reflect the effect of sales charges.
(4) Annualized.



(telephone graphic appears here)
If you have any questions, please call 1-800-595-7827.

                                              Growth + Value Fund      7

NORTHSTAR
SPECIAL
FUND
Registrant
Northstar Special Fund

Portfolio manager
Louis Navellier

OBJECTIVE
(dart board graphic appears here)

This fund seeks capital appreciation by investing primarily in a diversified portfolio of domestic equity securities on the basis of their potential for growth.

INVESTMENT
STRATEGY
(clock graphic appears here)

The fund focuses on smaller, lesser-known companies, including emerging growth companies.

HOLDINGS
(safe graphic appears here)
The fund holds common stocks, preferred stocks, convertible securities, warrants and other stock purchase rights, private placements and other restricted equity securities, equity interests in trusts, limited partnerships and joint ventures and interests in real estate investment trusts. It may invest up to 20% of its net assets in foreign issuers, but only 10% can be in securities that are not listed on a U.S. securities exchange. It may also invest in other higher-risk securities and engage in other investment practices. These are described on page 36.




RISKS
(balance scale graphic appears here)

Because they invest in equities, all growth funds are affected by changes in the stock market. This fund is also subject to the risks associated with investing in smaller companies, emerging growth companies and foreign securities. Please refer to the section beginning on page 36, The risks of investing in mutual funds.

WHAT YOU PAY
TO INVEST
(coin graphic appears here)
There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund. Fees you pay directly

                                          Class A      Class B       Class C       Class T
---------------------------------------------------------------------------------------------------------------------------
 Maximum sales charge on your initial
 investment (as a % of offering price)    % 4.75        none           none          none
===========================================================================================================================

 Maximum deferred sales charge            % none(1)     5.00(2)       1.00 (2)      4.00(2)

Operating expenses paid each year by the fund
(as a % of average net assets)
                                      Class A Class B Class C Class T
---------------------------------------------------------------------------------------------------------------------------

 Management fee                     %   0.75   0.75   0.75    0.75
===========================================================================================================================

 12b-1 fee(3)                       %   0.30   1.00   1.00    0.95

 Other expenses                     %   0.49   0.48   0.53    0.36
===========================================================================================================================

 Total fund operating expenses      %   1.54   2.23   2.28    2.06


Example
Here's an example of what you would pay in expenses if you invested $1,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example -- actual expenses and performance may vary.

                                     Year 1  Year 3 Year 5 Year 10
---------------------------------------------------------------------------------------------------------------------------
 Class A
 with redemption                  $    62      94     127    222
 ...........................................................................................................................
 Class B
 with redemption                  $    73     100     139    239 (4)
 without redemption               $    23      70     119    239 (4)
 ...........................................................................................................................
 Class C
 with redemption                  $    33      71     122    262
 without redemption               $    23      71     122    262
 ...........................................................................................................................
 Class T
 with redemption                  $    61      85     111    225 (5)
 without redemption               $    21      65     111    225 (5)
 ...........................................................................................................................

(1)Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 27 for details.

(2) This charge decreases over time. Please see page 27 for details.

(3) Because of the 12b-1 fee, long-term shareholders may pay more than the maximum permitted front-end sales charge.

(4) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.

(5)Class T shares convert to Class A shares after year 8 or on June 2, 1998, whichever is later. This figure uses Class A expenses for years 9 and 10.



8  Special Fund

 NORTHSTAR
SPECIAL
FUND

HOW
THE FUND
HAS PERFORMED

(currency graphic appears here)


The following chart shows the fund's financial performance by share class. The 1995 and 1996 figures have been audited by Coopers & Lybrand L.L.P., independent accountants. Audited by other independent accountants prior to 1995. The fund's performance is also reported in national newspapers under these trading symbols:
SpeclA, SpeclB, SpeclC or SpeclT.


                                                                   Class A                Class B               Class C
Year ended December 31,                                         1996    1995(1)       1996    1995(1)        1996    1995(1)
---------------------------------------------------------------------------------------------------------------------------
Operating performance
 Net asset value at the beginning of the period       $         20.92  19.56          20.84   19.56          20.84   19.56
===========================================================================================================================
 Net investment loss                                  $         (0.04) (0.09)         (0.12)  (0.12)         (0.13)  (0.15)
 Net realized and unrealized gain on investments      $          3.84   2.48           3.74    2.43           3.75    2.46
===========================================================================================================================
 Total from investment operations                     $          3.80   2.39           3.62    2.31           3.62    2.31
 Dividends from net realized gain on investments sold $            --  (1.03)            --   (1.03)            --   (1.03)
===========================================================================================================================
 Total distributions                                  $            --  (1.03)            --   (1.03)            --   (1.03)
 Net asset value at the end of the period             $         24.72  20.92          24.46   20.84          24.46   20.84
===========================================================================================================================
 Total investment return (2)                          %         18.16  12.20          17.37   11.79          17.37   11.79

Ratios and supplemental data
 Net assets at the end of the period ($000s)          $        65,660  2,335        126,859   1,491         37,342      62
===========================================================================================================================
 Ratio of expenses to average net assets              %          1.46      1.50(3)     2.17       2.20(3)     2.20     21.20(3)
 Ratio of expense reimbursement to average net assets%           0.01     --           0.01      --           0.01      --
===========================================================================================================================
 Ratio of net investment loss to average net assets   %        (0.30)    (0.91)(3)   (1.01)     (1.64)(3)   (1.03)    (1.60)(3)
 Average commissions per share                        $        0.0392     --         0.0392      --         0.0392      --
===========================================================================================================================
 Portfolio turnover rate                              %           140     71            140      71            140      71

                                                                                                   Class T
Year ended December 31,                                    1996    1995    1994     1993    1992    1991   1990     1989
---------------------------------------------------------------------------------------------------------------------------
Operating performance
 Net asset value at the beginning of the period       $    20.84   19.64   20.79    17.40   15.74   10.64  11.67    9.55
===========================================================================================================================
 Net investment loss                                  $   (0.21)  (0.34)  (0.25)   (0.32)  (0.33)  (0.21) (0.20)  (0.06)
 Net realized and unrealized gain (loss) on investments        $    3.85    2.57   (0.76)    3.83    2.61   6.24  (0.83)
 (0.88)
===========================================================================================================================
 Total from investment operations                     $     3.64    2.23  (1.01)     3.51    2.28    6.03 (1.03)    2.12
 Dividends from net realized gain on investments sold$        --  (1.03)  (0.14)   (0.12)  (0.62)  (0.93)     --      --
===========================================================================================================================
 Total distributions                                  $       --  (1.03)  (0.14)   (0.12)  (0.62)  (0.93)     --      --
 Net asset value at the end of the period             $    24.48   20.84   19.64    20.79   17.40   15.74  10.64   11.67
===========================================================================================================================
 Total investment return (2)                          %    17.47   11.34  (4.86)    20.16   14.54   57.27 (8.83)   22.20

Ratios and supplemental data
 Net assets at the end of the period ($000s)          $   35,670  33,557  38,848   28,838  11,336   5,480  3,024   3,958
===========================================================================================================================
 Ratio of expenses to average net assets              %     2.07    2.16    2.16     2.34    2.84    2.95   2.95    2.95
 Ratio of expense reimbursement to average net assets%      0.04      --      --       --      --    0.74   2.03    1.94
===========================================================================================================================
 Ratio of net investment loss to average net assets   %   (0.89)  (1.50)  (1.25)   (1.66)  (2.12)  (1.57) (0.97)  (0.44)
 Average commissions per share                        $   0.0392      --      --       --      --      --     --      --
===========================================================================================================================
 Portfolio turnover rate                              %      140      71      39       35      40      85     72      85


Year ended December 31,                                    1988    1987
-------------------------------------------------------------------------
Operating performance
 Net asset value at the beginning of the period        $   7.90    8.92
=========================================================================
 Net investment loss                                   $  (0.13)  (0.14)
 Net realized and unrealized gain (loss) on investments    2.18    1.78
 (0.88)
=========================================================================
Total from investment operations                       $   1.65   (1.02)
 Dividends from net realized gain on investments sold  $     --      --
=========================================================================
 Total distributions                                   $     --      --
 Net asset value at the end of the period              $   9.55    7.90
=========================================================================
 Total investment return (2)                           %  20.89  (11.43)

Ratios and supplemental data
 Net assets at the end of the period ($000s)           $  3,330   3,078
=========================================================================
 Ratio of expenses to average net assets               %   2.96    2.94
 Ratio of expense reimbursement to average net assets  %   3.05    1.58
=========================================================================
 Ratio of net investment loss to average net assets    %  (1.06)  (1.22)
 Average commissions per share                         $     --      --
=========================================================================
 Portfolio turnover rate                               %     40      57

(1) Classes A, B & C commenced operations on June 5, 1995.
(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges. Unaudited prior to 1992.
(3) Annualized.

(telephone graphic appears here)
If you have any questions, please call 1-800-595-7827.

                             Special Fund    9

NORTHSTAR
INTERNATIONAL
VALUE FUND
Registrant
Northstar Trust

Portfolio manager
Charles Brandes, Jeff Busby

OBJECTIVE
(dartboard graphic appears here)

This fund's investment objective is long-term capital appreciation.

INVESTMENT
STRATEGY
(clock graphic appears here)

The fund invests primarily in foreign companies with a market capitalization of greater than $1 billion, but it may hold up to 25% of its assets in companies with smaller market capitalization.



The portfolio managers apply the technique of "value investing" by seeking stocks that their research indicates are priced well below their long-term value. This gives the fund both a possible margin of safety against price declines and an opportunity for profit.

HOLDINGS
(safe graphic appears here)
The fund holds common stocks, preferred stocks, American, European and Global depository receipts, as well as convertible securities. It may also invest in other higher-risk securities and engage in other investment practices. These are described on page 36.

Under normal circumstances, it will invest 65% of its total assets in securities of companies located in at least three countries other than the U.S., located in Western Europe, North and South America, Australia, Asia and other nations. Up to 25% of its assets may be invested in securities of issuers located in countries with emerging markets.

RISKS
(balance scale graphic appears here)

Because it invest in equities, the fund is affected by changes in the stock market. It is also subject to the risks associated with investing in smaller companies, foreign securities and emerging markets. Please refer to the section beginning on page 36, The risks of investing in mutual funds.

WHAT YOU PAY
TO INVEST

(coin graphic appears here)

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund. Fees you pay directly
                                        Class A     Class B     Class C
-------------------------------------------------------------------------------

 Maximum sales charge on your initial
 investment (as a % of offering price)  % 4.75        none        none
==============================================================================

 Maximum deferred sales charge          % none(1)    5.00(2)     1.00(2)

Operating expenses paid each year by the fund
(as a % of average net assets)
                                       Class A     Class B  Class C
-----------------------------------------------------------------------------

 Management fee                     %    1.00       1.00     1.00
=============================================================================

 12-b-1 fee(3)                      %    0.30       1.00     1.00

 Other expenses(4)                  %    0.52       0.50     0.50
============================================================================

 Total fund operating expenses
 after reimbursement                %    1.82(5)    2.50    2.50


Example
Here's an example of what you would pay in expenses if you invested $1,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example -- actual expenses and performance may vary.

                                     Year 1  Year 3 Year 5 Year 10
------------------------------------------------------------------------------
 Class A
 with redemption                  $    65     102     141    251
 .............................................................................
 Class B
 with redemption                  $    75     108     153    267 (6)
 without redemption               $    25      78     133    267 (6)
 ..............................................................................
 Class C
 with redemption                  $    35      78     133    284
 without redemption               $    25      78     133    284
 .............................................................................

(1)Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 27 for details.

(2) This charge decreases over time. Please see page 27 for details.

(3) Because of the 12b-1 fee, long-term shareholders may pay more than the maximum permitted front-end sales charge.

(4)These figures are after the adviser reimbursed certain expenses. Before reimbursement, other expenses would have been 1.27% for Class A and 1.28% for Class C. Total fund operating expenses would have been 2.57% for Class A and 3.28% for Class C.

(5) Effective April 18, 1997, the expense limitation is 1.80%.

(6) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.


10   International Value Fund

                                   NORTHSTAR
                                INTERNATIONAL
                                 VALUE FUND

HOW
THE FUND
HAS PERFORMED



The following chart shows the fund's financial performance by share class.(1) These figures are unaudited.




The fund's performance is also reported in national newspapers under these trading symbols: IntValA or IntValC.

                                                            Class A                                              Class C
                                                   Six months     Year Ended                           Six months    Year Ended
                                                      ended       October 31,       Class B              ended      October 31,
                                                 April 30, 1997  1996    1995(1) April 18-30, 1997(3) April 30, 1997  1996  1995(1)
----------------------------------------------------------------------------------------------------------------------------------
Operating performance(2)
 Net asset value at the beginning of the
   period                                      $      9.05       8.10     7.64          10.00             8.93      8.05       7.61
===================================================================================================================================
 Net investment income (loss)                  $     (0.10)      0.14     0.09           0.01            (0.05)     0.05       0.06
 Net realized and unrealized gain on
   investments                                 $      1.47       0.84     0.37           0.06             1.39      0.86       0.38
===================================================================================================================================
 Total from investment operations              $      1.37       0.98     0.46           0.07             1.34      0.91       0.44
 Dividends from net investment income          $     (0.14)     (0.03)     --             --             (0.04)    (0.03)       --
===================================================================================================================================
 Dividends from net realized gain on
   investments sold                            $     (0.22)     --         --             --              (0.17)       --       --
 Total distributions                           $     (0.36)     (0.03)     --             --              (0.21)    (0.03)      --
===================================================================================================================================
 Net asset value at the end of the period      $      10.06      9.05     8.10          10.07             10.06     8.93      8.05
 Total investment return(4)                    %      15.70      12.15    6.08           0.70             14.82    12.79      5.76

Ratios and supplemental data(2)
 Net assets at the end of the period
  ($000s)                                      $     20,918     16,777    5,188           760            22,319    14,530      5,749
===================================================================================================================================
 Ratio of expenses to average net assets       %     1.82(5)     1.85    1.85(5)        2.50(5)          2.50 (5)    2.50    2.50(5)
 Ratio of expense reimbursement to average
   net assets                                  %       0.75(5)   0.97    6.08(5)             --          0.78 (5)     1.21  6.08(5)
==================================================================================================================================
 Ratio of net investment income to
   average net assets                          %       1.27(5)   1.52    1.67(5)       13.46(5)          (0.33) (5) 0.62    1.13(5)
 Average commissions per share                 $     0.0191     0.0314     --           0.0191            0.0191    0.0314     --
==================================================================================================================================
 Portfolio turnover rate                       %       10         74       --             10                10        74        --

(1) The mutual fund commenced operations on March 6, 1995 as the Brandes International Fund, a series of the Brandes Investment
    Trust. At the close of business on April 18, 1997 (the "Closing"), the Northstar International Value Fund ("International Value Fund") acquired the net assets of the Brandes International Fund, pursuant to an Agreement of Reorganization dated February 4, 1997. In accordance with the agreement, the International Value Fund, at the closing, issued 4,152,725 shares of the International Value Fund having an aggregate value of $41,569,860 which included unrealized appreciation on investments of $4,321,823 as a result, the International Value Fund issued 1.637 shares for each Brandes International Fund Class A share and 1.643 shares for each Brandes International Fund Class C share. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal
    Revenue Code. Directly after the merger the combined net assets in the International Value Fund were $41,569,860 with a net asset value of $10.00 for Class A and Class C shares. On April 21, 1997, the Brandes
    International Fund was reorganized as the Northstar International Value
    Fund.
(2) Unaudited.
(3) Class B commenced operations on April 18, 1997.
(4) Assumes dividends have been reinvested and does not reflect the effect of sales charges.
(5) Annualized.


(telephone graphic appears here)
If you have any questions, please call 1-800-595-7827.

International Value Fund         11

NORTHSTAR
INCOME AND
GROWTH FUND
Registrant
Northstar Trust

Portfolio manager
Geoffrey Wadsworth, Jack Fisher

OBJECTIVE
(dart board graphic appears here)
This fund seeks current income balanced with capital appreciation primarily by investing in dividend paying equity securities, convertible securities, and investment grade debt securities.

INVESTMENT
STRATEGY
(clock graphic appears here)

The fund invests in a mix of equity and investment grade debt securities designed to provide both current income and long-term growth of capital.

HOLDINGS
(safe graphic appears here)
Under normal market conditions, the fundinvests at least 65% of its total assets in income-producing securities. It generally holds no more than 30% of its assets in convertible securities. It may invest up to 20% of its net assets in foreign issuers, but only 10% can be in securities that are not listed on a U.S. securities exchange. It may also invest in other higher-risk securities and engage in other investment practices. These are described on page 36.

RISKS
(balance scale graphic appears here)
All income and growth funds are affected by changes in interest rates. This fund is also subject to the risks associated with investing in foreign securities. Please refer to the section beginning on page 36, The risks of investing in mutual funds.

WHAT YOU PAY
TO INVEST

(coin graphic appears here)

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.
Fees you pay directly
                                       Class A        Class B        Class C
--------------------------------------------------------------------------------

 Maximum sales charge on your initial
 investment (as a % of offering price)   % 4.75         none         none
================================================================================

 Maximum deferred sales charge           % none(1)     5.00(2)     1.00(2)

Operating expenses paid each year by the fund
(as a % of average net assets)
                                       Class A     Class B  Class C
-------------------------------------------------------------------------------

 Management fee(3)                  %    0.75       0.75     0.75
===============================================================================

 12-b-1 fee(4)                      %    0.30       1.00     1.00

 Other expenses                     %    0.47       0.46     0.43
===============================================================================

 Total fund operating expenses      %    1.52       2.21    2.18



Example
Here's an example of what you would pay in expenses if you invested $1,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example -- actual expenses and performance may vary.

                                     Year 1  Year 3 Year 5 Year 10
-------------------------------------------------------------------------------
 Class A
 with redemption                  $    62      93     126    220
 ..............................................................................
 Class B
 with redemption                  $    72      99     138    237 (5)
 without redemption               $    22      69     118    237 (5)
 ...............................................................................
 Class C
 with redemption                  $    32      68     117    251
 without redemption               $    22      68     117    251
 ...............................................................................

(1)Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 27 for details.

(2) This charge decreases over time. Please see page 27 for details.



(3)This is the maximum management fee. The actual fee charged reduces with asset size: 0.75% on the first $250 million, 0.70% on the next $250 million, 0.65% on the next $250 million, 0.60% on the next $250 million and 0.55% on assets over $1 billion.

(4) Because of the 12b-1 fee, long-term shareholders may pay more than the maximum permitted front-end sales charge.

(5) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.



12   Income and Growth Fund

                                  NORTHSTAR
                            INCOME AND GROWTH FUND

HOW THE FUND
HAS PERFORMED
(currency graphic appears here)




The following chart shows the fund's financial performance by share class. These figures, other than the figures for the six months ended April 30, 1997, have been audited by Coopers & Lybrand L.L.P., independent accountants. The fund's performance is also reported in national newspapers under these trading symbols:
IncGrA, IncGrB or IncGrC.



                                                   Class A                       Class B                  Class C
                                        Six months     Year ended        Six months    Year ended    Six months  Year ended
                                     ended  April 19,   October 31,   ended  April 19, October 31, ended April 19, October 31,
                                        1997(1)  1996   1995  1994(2)   1997(1) 1996   1995  1994(2) 1997(1) 1996 1995 1994(2)
---------------------------------------------------------------------------------------------------------------------------
Operating performance
 Net asset value at the beginning of
  the period                            $  12.16  10.86  10.00   10.00  12.13  10.84  9.99  10.64  12.12 10.83 9.99 10.37
===========================================================================================================================
 Net investment income                  $   0.40   0.32   0.35    0.30   0.26   0.24  0.27   0.20   0.26  0.24 0.27  0.20
 Net realized and unrealized gain
   (loss) on investments                $   0.44   1.29   0.84   (0.05)  0.54   1.28  0.85  (0.65) 0.54  1.28 0.85 (0.38)
===========================================================================================================================
 Total from investment operations       $   0.84   1.61   1.19    0.25   0.80   1.52  1.12  (0.45) 0.80   1.52  1.12 (0.18)
 Dividends from net investment
   income                               $  (0.18) (0.31) (0.33)  (0.25) (0.13) (0.23) (0.27) (0.20)(0.13)(0.23)(0.28)(0.20)
===========================================================================================================================
 Dividends from net realized gain
  on investments sold                   $  (1.26)    --    --     --    (1.26)   --     --     --    --    --  --    --
 Total distributions                    $  (1.44) (0.31) (0.33)  (0.25) (1.39) (0.23) (0.27) (0.20)(1.39) (0.23)(0.28)(0.20)
===========================================================================================================================
 Net asset value at the end
   of the period                        $  11.56  12.16  10.86   10.00  11.55  12.13  10.84  9.99  11.55  12.12 10.83 9.99
 Total investment return(3)             %   7.17  14.48  13.19   2.48    6.76   13.60 12.31 (4.20)  6.85  13.68 12.33(1.75)

Ratios and supplemental data
 Net assets at the end of the
  period ($000s)                        $ 52,662 85,250 76,031  72,223 71,953 71,123 60,347 37,767 62,786 60,458 53,661 4,823
===========================================================================================================================
 Ratio of expenses to average
  net assets                            %  1.52(4) 1.52   1.51  1.50(4)  2.21(4) 2.26 2.23  2.20(4) 2.18 141 2.20 2.22 2.20(4)
 Ratio of expense reimbursement
  to average net assets                 %    --      --    --   0.06(4)   --      --    --   0.16(4)  --  --   --    0.47(4)
===========================================================================================================================
 Ratio of net investment income to
   average net assets                   % 2.90(4)  2.78  3.39  3.73(4)   2.20   2.04  2.66  3.00(4)2.54(4) 2.10 2.67 2.87(4)
 Average commissions per share          $ 0.0551 0.0600   --      --   0.0551 0.0600   --     --     0.0551 0.0600  --    --
===========================================================================================================================
 Portfolio turnover rate                %    17    147    91      26      17     147    91     26       17     147   91    26

(1) Unaudited.
(2) Class A commenced operations on November 8, 1993. Class B commenced operations on February 9, 1994. Class C commenced operations on March 31, 1994.
(3) Assumes dividends have been reinvested and does not reflect the effect of sales charges.
(4) Annualized.


(telephone graphic appears here)
If you have any questions, please call 1-800-595-7827.

                                           Income and Growth Fund    13

NORTHSTAR
BALANCE SHEET
OPPORTUNITIES
FUND
Registrant
Northstar Balance Sheet
Opportunities Fund

Portfolio manager
Thomas Ole Dial

OBJECTIVE
(dart board graphic appears here)

This fund seeks income, with a secondary objective of capital appreciation, primarily by investing in domestic debt and equity securities.

INVESTMENT
STRATEGY
(clock graphic appears here)
The portfolio manager reviews various factors relating to a potential issuer, especially its financial statements, to determine which type of security -- debt or equity -- offers the best potential for a high current income combined with the potential for capital growth.

HOLDINGS
(safe graphic appears here)
Under normal market conditions, the fund invests at least 65% of its assets in income producing securities. It may hold up to 50% of its assets in debt securities rated as low as B by Moody's or S&P (junk bonds). Equity securities include common stocks, preferred stocks, convertible securities and warrants and other stock purchase rights. Income-producing securities have varying maturities and pay fixed, floating or adjustable interest rates. The fund may also hold pay-in-kind securities and discount obligations, including zero coupon securities. The fund may invest up to 20% of its net assets in foreign issuers, but only 10% of its net assets can be in securities that are not listed on a U.S. securities exchange. It may also invest in other higher-risk securities and engage in other investment practices. These are described on page 36.






RISKS
(balance scale graphic appears here)
All income and growth funds are affected by changes in interest rates. This fund is also subject to the risks associated with investing in junk bonds and foreign securities. Please refer to the section beginning on page 36, The risks of investing in mutual funds.

WHAT YOU PAY
TO INVEST

(coin graphic appears here)

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund. Fees you pay directly
                                       Class A    Class B    Class C    Class T
-------------------------------------------------------------------------------
 Maximum sales charge on your initial
 investment (as a % of offering price)  % 4.75     none      none       none
===============================================================================

 Maximum deferred sales charge          % none(1)  5.00(2)  1.00 (2)    4.00(2)

Operating expenses paid each year by the fund
(as a % of average net assets)
                                      Class A Class B Class C Class T
-------------------------------------------------------------------------------
 Management fee                     %   0.65   0.65   0.65    0.65
===============================================================================

 12b-1 fee(3)                       %   0.30   1.00   1.00    0.75

 Other expenses                     %   0.63   0.61   0.58    0.60
===============================================================================

 Total fund operating expenses      %   1.58   2.26   2.23    2.00


Example
Here's an example of what you would pay in expenses if you invested $1,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example -- actual expenses and performance may vary.
                                     Year 1  Year 3 Year 5 Year 10
-------------------------------------------------------------------------------
 Class A
 with redemption                  $    63      95     129    226
 ...............................................................................
 Class B
 with redemption                  $    73     101     141    242 (4)
 without redemption               $    23      71     121    242 (4)
 ...............................................................................
 Class C
 with redemption                  $    33      70     119    256
 without redemption               $    23      70     119    256
 ...............................................................................
 Class T
 with redemption                  $    60      83     108    222 (5)
 without redemption               $    20      63     108    222 (5)
 ...............................................................................
(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 27 for details.
(2) This charge decreases over time. Please see page 27 for details.
(3) Because of the 12b-1 fee, long-term shareholders may pay more than the maximum permitted front-end sales charge.
(4) Class B shares convert to Class A
    shares after year 8. This figure uses Class A expenses for years 9 and 10.
(5) Class T shares convert to Class A shares after year 8 or on June 2, 1998, whichever is later. This figure uses Class A expenses for years 9 and 10.


14  Balance Sheet Opportunities Fund

                             NORTHSTAR
                           BALANCE SHEET
                           OPPORTUNITIES
                               FUND

HOW THE FUND
HAS PERFORMED

(currency graphic appears here)



The following chart shows the fund's financial performance by share class. The 1995 and 1996 figures have been audited by Coopers & Lybrand L.L.P., independent accountants.
Audited by other independent accountants prior to 1995.

The fund's performance is also reported in national newspapers under this trading symbol: BaShOpT.

                                                                           Class A                 Class B            Class C
Year ended December 31,                                               1996        1995(1)       1996     1995(1)   1996    1995(1)
-----------------------------------------------------------------------------------------------------------------------------------
Operating performance
 Net asset value at the beginning of the period                     $  12.53      12.77       12.51     12.77     12.52    12.77
===================================================================================================================================
 Net investment income                                              $   0.56       0.43        0.50      0.35      0.49     0.38
 Net realized and unrealized gain on investments                    $   0.74       1.06        0.71     1.090       .70     1.07
===================================================================================================================================
 Total from investment operations                                   $   1.30       1.49        1.21      1.44      1.19     1.45
 Dividends from net investment income                               $  (0.57)     (0.48)      (0.50)    (0.45)    (0.48)   (0.45)
===================================================================================================================================
 Dividends from net realized gain on investments sold               $  (1.48)     (1.25)      (1.48)    (1.25)    (1.48)   (1.25)
 Total distributions                                                $  (2.05)     (1.73)      (1.98)    (1.70)    (1.96)    1.70
===================================================================================================================================
 Net asset value at the end of the period                           $  11.78      12.53       11.7      12.51     11.75    12.52
 Total investment return (2)                                        %  10.54      11.95        9.7      11.56      9.72    11.49

Ratios and supplemental data
 Net assets at the end of the period ($000s)                        $  1,100        797       3,765     1,759       372      231
===================================================================================================================================
 Ratio of expenses to average net assets                            %   1.40       1.27(3)     2.10      1.95(3)   2.10     1.91(3)
 Ratio of expense reimbursement to average net assets               %   0.09         --        0.07        --      0.10       --
===================================================================================================================================
 Ratio of net investment income to average net assets               %   4.30       4.99(3)     3.64      4.38(3)   3.61    4.49(3)
 Average commissions per share                                      $ 0.0690         --      0.0690        --    0.0690      --
===================================================================================================================================
 Portfolio turnover rate                                            %    107        131         107       131       107     131

                                                                                                   Class T
Year ended December 31,                         1996    1995    1994     1993    1992    1991   1990     1989    1988    1987
-----------------------------------------------------------------------------------------------------------------------------------
Operating performance
 Net asset value at the beginning
   of the period                             $  12.54   11.54   12.94    12.05   11.66   10.13  10.71    9.71     9.11   10.39
===================================================================================================================================
 Net investment income                       $   0.53    0.57    0.57     0.49    0.55    0.57   0.61    0.68     0.62    0.56
 Net realized and unrealized gain (loss)
   on investments                            $   0.73    2.27   (1.25)    1.20    0.36   1.53  (0.54)     1.00    0.58  (1.04)
===================================================================================================================================
 Total from investment operations            $   1.26    2.84  (0.68)     1.69    0.91    2.10   0.07    1.68     1.20  (0.48)
 Dividends from net investment income        $  (0.53)  (0.59)  (0.54)   (0.49)  (0.52)  (0.57) (0.63)  (0.68)   (0.60) (0.57)
===================================================================================================================================
 Dividends from net realized gain on
   investments sold                          $  (1.48)  (1.25)  (0.16)   (0.31)      --     --     --      --       --  (0.22)
 Distributions from capital                  $     --      --  (0.02)       --      --      --  (0.02)     --       --  (0.01)
===================================================================================================================================
 Total distributions                         $  (2.01)  (1.84)  (0.72)   (0.80)  (0.52)  (0.57) (0.65)  (0.68)   (0.60) (0.80)
 Net asset value at the end of
  the period                                 $  11.79   12.54   11.54    12.94   12.05   11.66  10.13   10.71     9.71    9.11
===================================================================================================================================
 Total investment return (2)                 %  10.18   25.11  (5.33)    14.08    8.06   21.17   0.78   17.70    13.39  (5.35)

Ratios and supplemental data
 Net assets at the end of the period
   ($000s)                                   $ 59,490  72,472  73,764   80,841  56,823  49,367 44,750  58,006   57,425  58,772
===================================================================================================================================
 Ratio of expenses to average net
   assets                                    %   1.69    1.68    1.69     1.77    2.02    2.06   2.10    2.04     2.10    1.98
 Ratio of expense reimbursement to
   average net assets                        %   0.06      --      --       --      --      --     --      --       --    --
===================================================================================================================================
 Ratio of net investment income to
   average net assets                        %   3.99    4.44    4.36     3.99    4.73    5.21   5.73    6.38     6.30    5.70
 Average commissions per share               $ 0.0690      --      --       --      --      --     --      --       --    --
===================================================================================================================================
 Portfolio turnover rate                     %    107     131      59       38      59      77     57      56       25      46

(1) Classes A, B & C commenced operations on June 5, 1995.
(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges. Unaudited prior to 1992.
(3) Annualized.



(telephone graphic appears here)
If you have any questions, please 1-800-595-7827.
Balance Sheet Opportunities Fund                          15

NORTHSTAR
HIGH YIELD
FUND
Registrant
Northstar High Yield Fund

Portfolio manager
Jeffrey Aurigemma

OBJECTIVE
(dart board graphic appears here)

This fund seeks high current income by investing primarily in long-term and intermediate-term fixed income securities, with emphasis on high yield corporate debt instruments of domestic and foreign issuers.

INVESTMENT
STRATEGY
(clock graphic appears here)
The fund invests mostly in high-yield bonds (junk bonds) to achieve high current income.

HOLDINGS
(safe graphic appears here)
Under normal market conditions, the fund invests at least 65% of its assets in high yield or junk bonds rated below investment grade. It can hold up to 100% of its assets in debt securities rated as low as Ca by Moody's or CC by S&P or in securities that aren't rated but Northstar considers to be of equivalent quality, and up to 1% of its assets in bonds in the lowest rating categories. It may invest up to 35% of its net assets in foreign issuers, but only 10% can be in securities that are not listed on a U.S. securities exchange. The fund may also hold up to 25% of its assets in equity or equity-related instruments, such as preferred stocks, convertible securities and rights and warrants associated with debt instruments. It may also invest in other higher-risk securities and engage in other investment practices. These are described on page 36.




RISKS
(balance scales graphic appears here)

All income funds are affected by changes in interest rates. This fund is also subject to the risks associated with investing in lower rated bonds that are speculative in nature, and foreign securities. Please refer to the section beginning on page 36, The risks of investing in mutual funds.

WHAT YOU PAY
TO INVEST

(coin graphic appears here)

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.



Fees you pay directly
                                      Class A     Class B    Class C     Class T
--------------------------------------------------------------------------------

 Maximum sales charge on your initial
 investment (as a % of offering price)  % 4.75     none       none        none
================================================================================

 Maximum deferred sales charge          % none(1)  5.00(2)    1.00 (2)   4.00(2)

Operating expenses paid each year by the fund
(as a % of average net assets)


                                     Class A    Class B    Class C    Class T
--------------------------------------------------------------------------------

 Management fee                      % 0.60       0.60       0.60       0.60
================================================================================

 12b-1 fee(3)                        % 0.30       1.00       1.00       0.65(4)

 Other expenses                      % 0.45       0.43       0.40       0.36
================================================================================

 Total fund operating expenses       % 1.35       2.03       2.00       1.61


Example
Here's an example of what you would pay in expenses if you invested $1,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example -- actual expenses and performance may vary.

                                     Year 1  Year 3 Year 5 Year 10
-------------------------------------------------------------------------------
 Class A
 with redemption                  $    61      88     118    202
 ...............................................................................
 Class B
 with redemption                  $    71      94     129    218 (5)
 without redemption               $    21      64     109    218 (5)
 ...............................................................................
 Class C
 with redemption                  $    30      63     108    233
 without redemption               $    20      63     108    233
 ...............................................................................
 Class T
 with redemption                  $    56      71      88    184 (6)
 without redemption               $    16      51      88    184 (6)
 ...............................................................................

(1)Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 27 for details.

(2) This charge decreases over time. Please see page 27 for details.

(3) Because of the 12b-1 fee, long-term shareholders may pay more than the maximum permitted front-end sales charge.

(4) The Class T 12b-1 Plan provides for payments up to 0.95%.

(5) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.

(6)Class T shares convert to Class A shares after year 8 or on June 2, 1998, whichever is later. This figure uses Class A expenses for years 9 and 10.



16 High Yield Fund

                                            NORTHSTAR
                                            HIGH YIELD
                                               FUND

HOW THE FUND
HAS PERFORMED
(currency graphic appears here)




The following chart shows the fund's financial performance by share class. The 1995 and 1996 figures have been audited by Coopers & Lybrand L.L.P., independent accountants.
Audited by other independent accountants prior to 1995.

The fund's performance is also reported in national newspapers under these trading symbols: HiYldB or HiYldT.



                                                Class A           Class B           Class C
Year ended December 31,                      1996    1995(1)   1996    1995(1)   1996    1995(1)
--------------------------------------------------------------------------------------------------
Operating performance
 Net asset value at the beginning of the
   period                                 $   8.56    8.68     8.57     8.68     8.57    8.68
===================================================================================================
 Net investment income                    $   0.76    0.48     0.71     0.44     0.72    0.44
 Net realized and unrealized gain (loss)
  on investments                          $   0.44   (0.10)    0.43    (0.09)    0.42   (0.09)
===================================================================================================
 Total from investment operations         $   1.20    0.38     1.14     0.35     1.14    0.35
 Dividends from net investment income     $  (0.75)  (0.50)   (0.69)   (0.46)   (0.76)  (0.46)
===================================================================================================
 Dividends from capital                   $  (0.07)      --   (0.07)      --    (0.07)      --
 Total distributions                      $  (0.82)  (0.50)   (0.76)   (0.46)   (0.76)  (0.46)
===================================================================================================
 Net asset value at the end of the
  period                                  $   8.94    8.56     8.95     8.57     8.95    8.57
 Total investment return (2)              %  14.74    4.48    13.94     4.17    13.93    4.17

Ratios and supplemental data
 Net assets at the end of the
  period ($000s)                          $ 13,146   7,466   79,199   29,063   14,275   3,410
====================================================================================================
 Ratio of expenses to average net assets  %   1.11    1.02(4)  1.81    1.71(4)   1.82    1.72 (4)
 Ratio of expense reimbursement to
  average net assets                      %     --      --       --      --        --      --
====================================================================================================
 Ratio of net investment income to
   average net assets                     %   8.60    9.83(4)  7.88     9.18(4)      7.85    9.29 (4)
 Average commissions per share            $ 0.0777      --   0.0777       --       0.0777      --
=====================================================================================================
 Portfolio turnover rate                  %    128     103      128      103          128     103

                                                                                 Class T
Year ended December 31,                                    1996    1995    1994     1993    1992    1991   1990    1989(3)
---------------------------------------------------------------------------------------------------------------------------
Operating performance
 Net asset value at the beginning of the period       $     8.56    8.29    9.31     9.09    7.94    6.27   8.55   10.00
===========================================================================================================================
 Net investment income                                $     0.73    0.84    0.81     0.85    0.92    1.08   1.12    0.60
 Net realized and unrealized gain (loss)
  on investments                                      $    0.45    0.26   (0.99)    0.80    1.19   1.67  (2.30)   (1.45)
===========================================================================================================================
 Total from investment operations                     $     1.18    1.10  (0.18)     1.65    2.11    2.75 (1.18)  (0.85)
 Dividends from net investment income                 $   (0.73)  (0.83)  (0.83)   (0.83)  (0.94)  (1.08) (1.10)  (0.60)
===========================================================================================================================
 Dividends from net realized gain                     $       --      --  (0.01)   (0.60)  (0.02)      --     --      --
 Distributions from capital                           $   (0.07)      --      --       --      --      --     --      --
===========================================================================================================================
 Total distributions                                  $   (0.80)  (0.83)  (0.84)   (1.43)  (0.96)  (1.08) (1.10)  (0.60)
 Net asset value at the end of the period             $     8.94    8.56    8.29     9.31    9.09    7.94   6.27    8.55
===========================================================================================================================
 Total investment return (2)                          %    14.49   13.71  (2.18)    18.89   27.57   46.49 (14.59)  (8.81)

Ratios and supplemental data
 Net assets at the end of the period ($000s)          $  124,431 139,711 136,426  125,095  64,063  25,651 11,342  11,045
===========================================================================================================================
 Ratio of expenses to average net assets              %     1.31    1.33    1.34     1.40    1.50    1.50   1.44    1.35(4)
 Ratio of expense reimbursement to average net assets%        --      --      --       --    0.05    0.46   0.81    1.30(4)
===========================================================================================================================
 Ratio of net investment income (loss)                %     8.43    9.69     9.08    8.84   10.30   14.84  15.15   11.44(4)
  to average net assets
 Average commissions per share                        $   0.0777      --      --       --      --      --     --      --
===========================================================================================================================
 Portfolio turnover rate                              %      128     103      86      176     122      57    156      40

(1) Classes A, B & C commenced operations on June 5, 1995.
(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.
(3) Class T commenced operations on May 30, 1989.
(4) Annualized.

(telephone graphic appears here)
If you have any questions, please call 1-800-595-7827.

       High Yield Fund                17

NORTHSTAR
HIGH TOTAL
RETURN FUND II
Registrant
Northstar Trust

Portfolio manager
Thomas Ole Dial

OBJECTIVE
(dart board graphic appears here)

This fund seeks high income and capital appreciation.

INVESTMENT
STRATEGY
(clock graphic appears here)

The fund invests primarily in higher-yielding, lower-rated bonds (junk bonds) to achieve high current income with potential for capital growth.


HOLDINGS
(safe graphic appears here)

Under normal market conditions, the fund invests at least 65% of its total assets in high-yielding, lower-rated U.S. dollar-denominated debt securities of U.S. and foreign issuers. It may also invest up to 35% of its total assets in securities denominated in foreign currencies. No more than 50% of its assets can be in securities of foreign issuers, including 35% in emerging market debt. Most of the debt securities the fund invests in are lower rated and considered speculative, including bonds in the lowest rating categories and unrated bonds. It can invest up to 10%, and can hold up to 25% of its assets in securities rated below Caa by Moody's or CCCby S&P. It also holds debt securities that pay fixed, floating or adjustable interest rates and may hold pay-in-kind securities and discount obligations, including zero coupon securities. The fund may also invest in equity or equity-related securities, such as common stock, preferred stock, convertible securities and rights and warrants attached to debt instruments. It may also invest in other higher-risk securities and engage in other investment practices. These are described on page 36.

RISKS
(balance scale graphic appears here)

All income funds are affected by changes in interest rates. This fund is also subject to the risks associated with investing in lower-rated bonds that are speculative in nature and foreign securities. Please refer to the section beginning on page 36, The risks of investing in mutual funds.

WHAT YOU PAY
TO INVEST
(coin graphic appears here)

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund. Fees you pay directly
                                       Class A     Class B  Class C
-------------------------------------------------------------------------------

 Maximum sales charge on your initial
 investment (as a % of offering price)      %4.75       none     none
===============================================================================

 Maximum deferred sales charge              %    none(1)    5.00(2)  1.00(2)

Operating expenses paid each year by the fund
(as a % of average net assets)
                                       Class A     Class B  Class C
-------------------------------------------------------------------------------

 Management fee                     %    0.75       0.75     0.75
===============================================================================

 12b-1 fee(3)                       %    0.30       1.00     1.00

 Other expenses(4)                  %    0.20       0.20     0.20
===============================================================================

 Total fund operating expenses
 after reimbursement                %    1.25       1.95    1.95

Example
Here's an example of what you would pay in expenses if you invested $1,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example -- actual expenses and performance may vary.

                                     Year 1  Year 3 Year 5 Year 10
-------------------------------------------------------------------------------
 Class A
 with redemption                  $    60      85     113    191
 ...............................................................................
 Class B
 with redemption                  $    70      91     125    209 (5)
 without redemption               $    20      61     105    209 (5)
 ...............................................................................
 Class C
 with redemption                  $    30      61     105    227
 without redemption               $    20      61     105    227
 ...............................................................................
(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 27 for details.
(2) This charge decreases over time. Please see page 27 for details.
(3) Because of the 12b-1 fee, long-term shareholders may pay more than the maximum permitted front-end sales charge.
(4) These figures are after the adviser reimbursed certain expenses. Before reimbursement, other expenses would have been 19.42% for Class A and 18.30% for Class B and C. Total fund operating expenses would have been 20.47% for Class A and 20.05% for Class B and C.
(5) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.


18 High Total Return Fund II

                                       NORTHSTAR
                                       HIGH TOTAL
                                      RETURN FUND II

HOW THE FUND
HAS PERFORMED

(currency graphic appears here)

The following chart shows the fund's financial performance by share class. These figures are unaudited.


                                                                     Class A(1)          ClassB(1)             Class C(1)
Three months ended April 30, 1997
---------------------------------------------------------------------------------------------------------------------------
Operating performance(2)
 Net asset value at the beginning of the period                      $     5.00              5.00                5.00
=========================================================================================================================
 Net investment income                                               $     0.07              0.07               0.07
 Net realized and unrealized loss on investments                     $    (0.10)            (0.11)            (0.11)
===========================================================================================================================
 Total from investment operations                                    $   (0.03)             (0.04)             (0.04)
 Dividends from net investment income                                $   (0.06)             (0.05)             (0.05)
===========================================================================================================================
 Total distributions                                                 $   (0.06)             (0.05)             (0.05)
 Net asset value at the end of the period                            $     4.91               4.91              4.91
 Total investment return(3)                                          %   (0.54)             (0.71)             (0.71)

Ratios and supplemental data(2)
 Net assets at the end of the period ($000s)                         $       98                 1                  1
===========================================================================================================================
 Ratio of expenses to average net assets                             %     1.50(4)           2.20(4)            2.20(4)
 Ratio of expense reimbursement to average net assets                %    18.97(4)          17.85(4)           17.85(4)
===========================================================================================================================
 Ratio of net investment income to average net assets                %     6.34(4)           5.29(4)             5.29(4)
 Portfolio turnover rate                                             %       23                23                  23

(1) Classes A, B and C commenced operations on January 31, 1997.
(2) Unaudited.
(3) Assumes dividends have been reinvested and does not reflect the effect of sales charges.
(4) Annualized.


(telephone graphic appears here)
If you have any questions, please call 1-800-595-7827.

   High Total Return Fund II            19

NORTHSTAR
STRATEGIC INCOME
FUND
Registrant
Northstar Strategic Income Fund

Portfolio manager
Ryan Johanson

OBJECTIVE
(dart board graphic appears here)

This fund seeks high current income and a net asset value with limited volatility by allocating substantially all of its assets among (i) U.S. Government Securities, (ii) high yield securities, including preferred stocks, convertible securities, zero coupon, pay-in-kind securities and lower-rated foreign government securities, (iii) investment grade corporate debt securities, and (iv) investment grade securities that Northstar determines to be of equivalent quality) issued by foreign governments or their agencies or instrumentalities, or supranational entities.

INVESTMENT
STRATEGY
(clock graphic appears here)
The portfolio manager rotates the allocation of assets between the four sectors based on the economic outlook, to maximize current income without assuming undue risk. To control risk, the fund will never allocate more than 60% of its assets to a single sector.

HOLDINGS
(safe graphic appears here)
In addition to the securities listed above, the fund holds debt securities rated as low as Ca by Moody's or CC by S&P or in securities that aren't rated but Northstar considers to be equivalent quality (junk bonds). Up to 10% of the assets allocated to the high yield sector can be in bonds in the lowest rating categories (C by Moody's and D by S&P) including bonds in default. It may also invest in other higher-risk securities and engage in other investment practices. These are described on page 36.

RISKS
(balance scale graphic appears here)
All income funds are affected by changes in interest rates. This fund is also subject to the risks associated with investing in junk bonds and foreign securities, but the fund also attempts to limit these risks by investing in less volatile securities. Please refer to the section beginning on page 36, The risks of investing in mutual funds.

WHAT YOU PAY
TO INVEST
(coin graphic appears here)

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.
Fees you pay directly
                                      Class A   Class B   Class C    Class T
------------------------------------------------------------------------------
 Maximum sales charge on your initial
 investment (as a % of offering price) % 4.75     none      none      none
==============================================================================

 Maximum deferred sales charge         % none(1)  5.00(2)  1.00 (2)  4.00(2)

Operating expenses paid each year by the fund
(as a % of average net assets)
                                      Class A Class B Class C Class T
-------------------------------------------------------------------------------
 Management fee                     %   0.65   0.65   0.65    0.65
===============================================================================

 12b-1 fee(3)                       %   0.30   1.00   1.00    0.95(4)

 Other expenses                     %   0.65   0.62   0.61    0.52
===============================================================================

 Total fund operating expenses      %   1.60   2.27   2.26    2.12


Example
Here's an example of what you would pay in expenses if you invested $1,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example -- actual expenses and performance may vary.
                                     Year 1  Year 3 Year 5 Year 10
-------------------------------------------------------------------------------
 Class A
 with redemption                  $    63      96     130    228
 ...............................................................................
 Class B
 with redemption                  $    73     101     142    243 (5)
 without redemption               $    23      71     122    243 (5)
 ...............................................................................
 Class C
 with redemption                  $    33      71     121    260
 without redemption               $    23      71     121    260
 ...............................................................................
 Class T
 with redemption                  $    62      86     114    232 (6)
 without redemption               $    22      66     114    232 (6)
 ...............................................................................
(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 27 for details.
(2) This charge decreases over time. Please see page 27 for details.
(3) Because of the 12b-1 fee, long-term shareholders may pay more than the maximum permitted front-end sales charge.
(4) The Class T 12b-1 Plan provides for payments up to 1.00%.
(5) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.
(6) Class T shares convert to Class A shares after year 8 or on June 2, 1998, whichever is later. This figure uses Class A expenses for years 9 and 10.

20    Strategic Income Fund

HOW THE
FUND
HAS
PERFORMED
(currency graphic appears here)

                                               NORTHSTAR
                                             STRATEGIC INCOME
                                                   FUND


The following chart shows the fund's financial performance by share class. The 1995 and 1996 figures have been audited by Coopers & Lybrand L.L.P., independent accountants.
Audited by other independent accountants prior to 1995.

The fund's performance is also reported in national newspapers under these trading symbols: StrIncA, StrIncB or StrInT.



                                                          Class A                Class B              Class C
Year ended December 31,                                 1996    1995(1)        1996    1995(1)      1996    1995(1)
---------------------------------------------------------------------------------------------------------------------------
Operating performance
 Net asset value at the beginning of the period       $   12.40   12.24         12.39    12.24        12.38   12.24
===========================================================================================================================
 Net investment income                                $    0.93    0.63          0.85     0.55         0.85    0.55
 Net realized and unrealized gain on investments      $    0.35    0.13          0.36     0.15         0.35    0.14
===========================================================================================================================
 Total from investment operations                     $    1.28    0.76          1.21     0.70         1.20    0.69
 Dividends from net investment income                 $   (1.01)  (0.60)        (0.93)   (0.55)       (0.93)  (0.55)
===========================================================================================================================
 Total distributions                                  $   (1.01)  (0.60)        (0.93)   (0.55)       (0.93)  (0.55)
 Net asset value at the end of the period             $   12.67   12.40         12.67    12.39        12.65   12.38
 Total investment return (2)                          %   10.88    6.40         10.18     5.89        10.11    5.81

Ratios and supplemental data
 Net assets at the end of the period ($000s)          $  17,293  21,790        30,733   22,143        4,222   2,172
===========================================================================================================================
 Ratio of expenses to average net assets              %    1.40    1.36(3)       2.10     2.06(3)      2.10    2.02(3)
 Ratio of expense reimbursement to average net
  assets                                              %    0.05       0.07(3)    0.09     0.06(3)      0.11    0.06 (3)
===========================================================================================================================
 Ratio of net investment income to
  average net assets                                  %    7.55    7.03(3)       6.82     6.47(3)      6.79    6.48 (3)
 Portfolio turnover rate                              %     130     153           130      153          130     153



Class T
Year ended December 31,

                                                           1996    1995   1994(4)
---------------------------------------------------------------------------------
Operating performance
 Net asset value at the beginning of the period       $    12.39   11.71   12.00
=================================================================================
 Net investment income                                $     0.88    0.98   0.519
 Net realized and unrealized gain (loss) on
  investments                                         $    0.35    0.66   (0.25)
================================================================================
 Total from investment operations                     $     1.23    1.64    0.26
 Dividends from net investment income                 $   (0.95)  (0.96)  (0.49)
================================================================================
 Dividends from net realized gain on investments
  sold                                                $      --       --  (0.05)
 Distributions from capital                           $      --       --  (0.01)
================================================================================
 Total distributions                                  $   (0.95)  (0.96)  (0.55)
 Net asset value at the end of the period             $    12.67   12.39   11.71
================================================================================
 Total investment return (2)                          %    10.39   14.54    2.14

Ratios and supplemental data
 Net assets at the end of the period ($000s)          $   27,350  30,228  25,252
================================================================================
 Ratio of expenses to average net assets              %     1.90    1.90    1.90 (3)
 Ratio of expense reimbursement to
   average net assets                                 %     0.09    0.28    0.63 (3)
=================================================================================
 Ratio of net investment income (loss) to
  average net assets                                  %     7.07    6.86    7.92 (3)
 Portfolio turnover rate                              %      130     153     156

(1) Classes A, B & C commenced operations on June 5, 1995.
(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.
(3) Annualized.
(4) Class T commenced operations on  July 1, 1994.

(telephone graphic appears here)
If you have any questions, please call 1-800-595-7827.

 Strategic Income Fund           21

NORTHSTAR
GOVERNMENT
SECURITIES
FUND
Registrant
Northstar Government Securities Fund

Portfolio manager
Ryan Johanson

OBJECTIVE
(dart board graphic appears here)

This fund seeks high current income and conservation of principal by investing primarily in debt obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities.

INVESTMENT
STRATEGY
(clock graphic appears here)
The portfolio manager selects U.S. Government Securities of various terms depending on interest rates and market opportunities. This fund is managed so it qualifies as an investment for federal credit unions. Shareholders will be notified 60 days before making any change to this policy.

HOLDINGS
(safe graphic appears here)
Under normal conditions, the fund holds 65% of its assets in securities supported by the full faith and credit of the U.S. Government. No more than 20% of its assets may be in securities issued by a single instrumentality or agency not supported by the full faith and credit of the U.S. Government. It may also invest in mortgage-backed, zero coupon and other higher-risk securities and engage in other investment practices. These are described on page 36. To the extent that any investment or investment practice under the fund's investment policies described in this prospectus or the SAI is not permissable for federal credit unions, the fund shall refrain from purchasing such investment or engaging in such practices.

RISKS
(balance scale graphic appears here)
All income funds are affected by changes in interest rates. Shares of this fund are not insured or guaranteed by the United States Government or its agencies or instrumentalities, but the fund's holdings are not subject to the credit risks associated with corporate securities. Please refer to the section beginning on page 36, The risks of investing in mutual funds.

WHAT YOU PAY
TO INVEST

(coin graphic appears here)

There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.
Fees you pay directly

                                       Class A   Class B   Class C   Class T
-------------------------------------------------------------------------------
 Maximum sales charge on your initial
 investment (as a % of offering price)  % 4.75     none      none      none
===============================================================================

 Maximum deferred sales charge          % none(1)  5.00(2)  1.00 (2)  4.00(2)

Operating expenses paid each year by the fund
(as a % of average net assets)
                                      Class A Class B Class C Class T
-------------------------------------------------------------------------------
 Management fee                     %   0.50   0.50   0.50    0.50
===============================================================================

 12b-1 fee(3)                       %   0.30   1.00   1.00    0.65(4)

 Other expenses(5)                  %   0.49   0.51   0.46    0.38
===============================================================================

 Total fund operating expenses
 after waiver                       %   1.29   2.01   1.96    1.53

Example
Here's an example of what you would pay in expenses if you invested $1,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example -- actual expenses and performance may vary.
                                     Year 1  Year 3 Year 5 Year 10
-------------------------------------------------------------------------------
 Class A
 with redemption                  $    60      86     115    196
 ...............................................................................
 Class B
 with redemption                  $    70      93     128    215 (6)
 without redemption               $    20      63     108    215 (6)
 ...............................................................................
 Class C
 with redemption                  $    30      62     106    229
 without redemption               $    20      62     106    229
 ...............................................................................
 Class T
 with redemption                  $    56      68      83    176 (7)
 without redemption               $    16      48      83    176 (7)
 ...............................................................................

(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 27 for details.

(2) This charge decreases over time. Please see page 27 for details.

(3) Because of the 12b-1 fee, long-term shareholders may pay more than the maximum permitted front-end sales charge.

(4) The Class T 12b-1 plan provides for payment up to 0.95%.

(5) After management fee waiver of 0.15% effective June 2, 1997. Without the waiver, the management fee would be 0.65% and the total fund operating expenses would be 1.44% for Class A, 2.16% for Class B, 2.11% for Class C and 1.68% for Class T.

(6) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.

(7) Class T shares convert to Class A shares after year 8 or on June 2, 1998, whichever is later. This figure uses Class A expenses for years 9 and 10.



22   Government Securities Fund

                                     NORTHSTAR
                                    GOVERNMENT
                                    SECURITIES
                                      FUND

HOW THE FUND
HAS PERFORMED

(currency graphic appears here)


The following chart shows the fund's financial performance by share class. The 1995 and 1996 figures have been audited by Coopers & Lybrand L.L.P., independent accountants.
Audited by other independent accountants prior to 1995.

The fund's performance is also reported in national newspapers under this trading symbol: GovtT.

                                                                   Class A               Class B               Class C
Year ended December 31,                                        1996     1995(1)      1996     1995(1)      1996     1995(1)
---------------------------------------------------------------------------------------------------------------------------
Operating performance
 Net asset value at the beginning of the period       $         10.07    9.51         10.07   9.51          10.07    9.51
===========================================================================================================================
 Net investment income                                $          0.63    0.34          0.57   0.30           0.58    0.30
 Net realized and unrealized gain (loss)
  on investments                                      $         (0.60)   0.59         (0.60)  0.59          (0.62)   0.59
===========================================================================================================================
 Total from investment operations                     $          0.03    0.93        (0.03)   0.89         (0.04)    0.89
 Dividends from net investment income                 $        (0.62)  (0.37)        (0.56) (0.33)         (0.56)  (0.33)
===========================================================================================================================
 Total distributions                                  $        (0.62)  (0.37)        (0.56) (0.33)         (0.56)  (0.33)
 Net asset value at the end of the period             $         9.48   10.07          9.48  10.07           9.47   10.07
 Total investment return (2)                          %         0.57   10.04         (0.15)  9.61          (0.21)   9.61

Ratios and supplemental data
 Net assets at the end of the period ($000s)          $        14,185   3,235        9,135  2,790          1,147       8
===========================================================================================================================
 Ratio of expenses to average net assets              %          1.09       1.20(3)    1.80      1.70(3)     1.80    1.68(3)
 Ratio of expense reimbursement to average net assets%           0.20       0.20(3)    0.20      0.20(3)     0.21    0.20(3)
===========================================================================================================================
 Ratio of net investment income to average net assets%           6.85       6.01(3)    6.05      5.20(3)     6.22    5.28(3)
 Portfolio turnover rate                             %            101     295           101       295         101     295

                                                                                                  Class T

Year ended December 31,                             1996    1995    1994     1993    1992    1991   1990     1989    1988    1987
---------------------------------------------------------------------------------------------------------------------------------
Operating performance
 Net asset value at the beginning of
  the period                                   $    10.07  8.74    10.32     9.22    8.99    8.47   8.47    8.26     8.80    9.94
====================================================================================================================================
 Net investment income                         $     0.60  0.58     0.56     0.59    0.61    0.67   0.68    0.72     0.75    0.64
 Net realized and unrealized gain (loss) on
  investments                                  $    (0.59) 1.35   (1.56)    1.09    0.23   0.52      --     0.21    (0.48) (1.10)
===================================================================================================================================
 Total from investment operations              $     0.01    1.93  (1.00)     1.68    0.84    1.19   0.68    0.93     0.27  (0.46)
 Dividends from net investment income          $   (0.60)  (0.60)  (0.57)   (0.58)  (0.61)  (0.67) (0.68)  (0.72)   (0.75)  (0.64)
==================================================================================================================================
 Distributions from capital                    $       --      --      --       --      --      --     --      --   (0.06)  (0.04)
 Total distributions                           $   (0.60)  (0.60)  (0.58)   (0.58)  *0.61)  (0.67) (0.68)  (0.72)   (0.81)  (0.68)
==================================================================================================================================
 Net asset value at the end of the period     $     9.48   10.07    8.74    10.32    9.22    8.99   8.47    8.47     8.26    8.80
 Total investment return (2)                  %     0.32   22.90  (9.82)    18.48    9.77   14.73   8.57   11.73     2.97  (4.72)

Ratios and supplemental data
 Net assets at the end of the period ($000s)  $  112,126 150,951 152,608  184,156 144,144 121,389108,420 123,735  169,421 237,190
=================================================================================================================================
 Ratio of expenses to average net assets      %     1.30    1.30    1.29     1.31    1.39    1.44   1.43    1.45     1.88    1.79
 Ratio of expense reimbursement and waiver
 to average net assets                        %     0.21    0.20    0.20     0.20    0.20    0.20   0.20    0.20     --      --
================================================================================================================================
 Ratio of net investment income (loss) to
   average net assets                         %     6.37    6.23    6.00     5.83    6.81    7.68   8.23    8.57     8.47    7.02
 Portfolio turnover rate                      %      101     295     315       81     120      87     17      74      494     412

(1) Classes A, B & C commenced operations on June 5, 1995.
(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges. Unaudited prior to 1992.
(3) Annualized.


(telephone graphic appears here)
If you have any questions, please call 1-800-595-7827.

 Government Securities Fund     23

MEET THE
PORTFOLIO
MANAGERS
JEFFREY AURIGEMMA

Jeffrey Aurigemma has managed the Northstar High Yield Fund since May 1997. He joined Northstar in October 1993.

Mr. Aurigemma has over seven years of experience in the management of high-yield fixed-income investments. From October 1993 through May 1997 he was a Senior Credit Analyst for the Northstar High Total Return Fund. Before joining Northstar, he was a Senior Analyst--Fixed Income for National Securities & Research Corporation.


CHARLES BRANDES

Charles Brandes has been co-manager of the Northstar International Value Fund since its inception. Mr. Brandes has over 29 years of investment management experience. He founded the general partner of Brandes Investment Partners, L.P. in 1974 and owns a controlling interest in it. At Brandes Investment Partners, L.P., he serves as a Managing Partner and senior member of the investment committee.

Mr. Brandes earned his BA in Economics from Bucknell University. He is a Chartered Financial Analyst and a member of the Association for Investment Management and Research.

Charles Brandes and Jeff Busby structure the portfolios of the Northstar International Value Fund from a buy list determined by Brandes' Investment Committee, of which they are senior members.

JEFF BUSBY

Jeff Busby has been co-manager of the Northstar International Value Fund since its inception. Mr. Busby has over 11 years of investment management experience. At Brandes Investment Partners, L.P., he serves as a Managing Partner and senior member of the investment committee. He is also responsible for overseeing all trading activities for the firm.

Mr. Busby earned his BS in Chemical Engineering from Northwestern University and his MBA in Finance from the University of California, Berkeley. He is a Chartered Financial Analyst and a member of the Association for Investment Management and Research and the Financial Analysts Society.

THOMAS OLE DIAL

Thomas Ole Dial has managed the Northstar High Total Return Fund II since its inception, and has managed the Northstar Balance Sheet Opportunities Fund since May 1997. He has managed the Northstar High Total Return Fund since its inception in November 1993. Mr. Dial, who has over ten years of investment management experience, joined Northstar in October 1993.

Before joining Northstar, Mr. Dial was Executive Vice President, Chief Investment Officer-Fixed Income of National Securities & Research Corporation, and Senior Portfolio Manager of the National Bond Fund from August 1990 through July 1993.

JACK FISHER

Jack Fisher has been co-manager of the Northstar Income and Growth Fund since August 1996. He is responsible for the fund's common stock component.

Mr. Fisher, who has more than 20 years of investment research and equity management experience, is president of Wilson/Bennett Capital Management Inc.

RYAN JOHANSON

Ryan Johanson has managed the Northstar Government Securities Fund since March 1997, and has managed the Northstar Strategic Income Fund since May 1997. He joined Northstar in March 1997.

Mr. Johanson has over ten years of experience in fixed-income investments. Before joining Northstar, he was Director of Global Market Risk
Management--Asia for Barclays Bank, Senior Manager of Banque Indosuez, and Chief Investment Officer at Fidelity Federal Bank.

LOUIS NAVELLIER

Louis Navellier has managed the Northstar Growth + Value Fund since its inception and has managed the Northstar Special Fund since February 1996.

Mr. Navellier has been managing assets since 1985 and is the sole owner of Navellier & Associates, Inc., a registered investment adviser that manages investments for high-net-worth individuals, institutions and pension funds.

GEOFFREY WADSWORTH

Geoffrey Wadsworth has managed the Northstar Growth Fund since February 1996, and has been co-manager of the Northstar Income and Growth Fund since December 1996. Mr. Wadsworth, who has over 25 years of investment management experience, joined Northstar in October 1993.

Before joining Northstar, Mr. Wadsworth was a Vice President of National Securities & Research Corporation. He was portfolio manager of the National Stock Fund and assistant manager of the National Income and Growth Fund, National Worldwide Opportunities Fund and National Total Return Fund.

                                                                        MEET THE
                                                                       PORTFOLIO
                                                                        MANAGERS

SUB-ADVISERS

BRANDES INVESTMENT PARTNERS, L.P.

A registered investment adviser, Brandes Investment Partners, L.P. serves as sub-adviser to the Northstar International Value Fund. The company was formed in May 1996 as the successor to its general partner, Brandes Investment Partners, Inc.

Brandes Investment Partners, L.P. currently manages over $10 billion in international and global portfolios. Brandes Investment Partners, L.P. receives a monthly fee for its services based on the average daily net assets of the fund it manages. This fee is paid by Northstar, and not by the fund, at a rate of 50% of the management fee that the fund pays Northstar.

NAVELLIER FUND MANAGEMENT, INC.

A registered investment adviser, Navellier Fund Management was established to provide sub-advisory investment services for various Northstar portfolios. It currently serves as sub-adviser to the Northstar Growth + Value Fund and the Northstar Special Fund and manages over $2 billion for private accounts. The company is wholly-owned by Louis Navellier.

Navellier Fund Management receives a fee for its services based on the average daily net assets of the funds it manages. This fee is paid by Northstar, and not by the funds, at a rate of 0.64% for the Northstar Growth + Value Fund and 0.48% for the Northstar Special Fund.

WILSON/BENNETT CAPITAL MANAGEMENT, INC.

A registered investment adviser, Wilson/Bennett serves as sub-adviser on the common stock portion of the Northstar Income and Growth Fund. The company currently manages over $111 million for individuals, pension plans and corporations.

Wilson/Bennett receives a monthly fee for its services based on the average daily net assets it manages. This fee is paid by Northstar, and not the funds, at a rate of 0.20% on the first $125 million, 0.25% on the next $125 million, and 0.30% on assets over $250 million.

PERFORMANCE PROFILE:

THOMAS OLE DIAL

These figures demonstrate Mr. Dial's historical track record. They do not indicate how the Northstar High Total Return Fund II will perform in the future.




(a) Please note that the Northstar High Total Return Fund is closed to new investors. Effective April 30, 1997, only investors who already own shares of Northstar High Total Return Fund are able to buy, sell or exchange shares of the fund.

The charts show the average annual returns for the Northstar High Total Return Fund which has the same investment objectives, policies and strategies as the Northstar High Total Return Fund II. Mr. Dial has managed the Northstar High Total Return Fund since its inception.


Before joining Northstar in October 1993, Mr. Dial served as Executive Vice President, Chief Investment Officer-Fixed Income of National Securities & Research Corporation. He was Senior Portfolio Manager of the National Bond Fund from August 1990 through July 1993 and had full


                           Northstar High  Lehman High
                             Total Return   Yield Bond
                              Fund (%)(a)    Index (%)

============================================================================

 One year, ended April 30, 1997     7.65        11.56

 Three years, ended April 30, 1997  9.45      12.60
============================================================================

 Cumulative total return           31.84        36.53
 November 1993 to April 1997



                                                            UNIT VALUE

                                            1994           1995            1996            1997
Northstar High Total Return Fund  1.03 1.02 1.00 0.97 0.94 1.00 1.04 1.09 1.14 1.20 1.25 1.29 1.32
Lehman High Yield Bond Index      1.02 1.00 0.99 1.01 1.01 1.07 1.13 1.16 1.20 1.22 1.24 1.29 1.35

(Telephone graphic appears here) If you have any questions, please call 1-800-595-7827.
                                                                            25

MEET THE
PORTFOLIO
MANAGERS

PERFORMANCE
PROFILE:

THOMAS OLE DIAL

discretionary authority for the selection of the fund's investments. On July 31, 1993 the fund had $614.7 million in net assets.

The National Bond Fund had investment objectives, policies and strategies that were substantially similar to those of the Northstar High Total Return Fund II, which Mr. Dial now manages.

The chart shows the average annual returns for the National Bond Fund during the period when Mr. Dial managed the fund.


                                                         UNIT VALUE

                                          1990         1991        1992        1993
National Bond Fund               0.90 0.84 1.01 1.13 1.22 1.28 1.49 1.57 1.62 1.60 1.77 1.87
Lehman High Yield Bond Index     0.87 0.85 1.03 1.11 1.19 1.25 1.35 1.38 1.44 1.49 1.58 1.65


                                    National  Lehman High
                                   Bond Fund   Yield Bond
                                         (%)    Index (%)
===========================================================================

 One year, ended July 31, 1993         18.90        15.33

 Three years, ended July 31, 1993      23.64      17.50
===========================================================================

 Cumulative total return               89.03        62.22
 since August 1, 1990


These figures reflect changes in share prices and reinvestment of dividends and distributions, and are after deduction of all fund fees and expenses.

Included for comparison are performance figures of the Lehman Brothers High Yield Bond Index, an unmanaged index of fixed rate, publicly issued, non-investment grade debt registered with the SEC. This index is considered to be representative of the United States market for non-investment grade debt. It has been adjusted to reflect reinvestment of dividends.


PERFORMANCE
PROFILE:

BRANDES
INVESTMENT PARTNERS

The charts below illustrate the average annual return and the cumulative total return since inception for the Northstar International Value Fund. The fund commenced operations on March 6, 1995 as the Brandes International Fund, a series of the Brandes Investment Trust. It was reorganized on April 21, 1997 as the Northstar International Value Fund, a series of the Northstar Trust. These figures reflect changes in the share prices and reinvestment of dividends and distributions, and are after deduction of all fees and expenses. Included for comparison are performance figures of the Morgan Stanley Capital International ("MSCI") EAFE Index, an unmanaged index of securities listed on exchanges in markets in Europe, Australia and the Far East. It has been adjusted to reflect reinvestment of dividends. The results presented below may not equate with the return experienced by any shareholder as a result of timing of investments and the effects of taxes on any shareholder.


                                                      Northstar                    MSCI
                                                  International                    EAFE
                                                 Value Fund (%)               Index (%)
===========================================================================================================================
 One year, ended June 30, 1997                            29.62                   12.84

 Cumulative total return since March 6, 1995              53.27                   32.71


                                                                   UNIT VALUE
                                                 1995                  1996                 1997
Northstar International Value Fund  1.00 1.02 1.05 1.06 1.06 1.10 1.09 1.09 1.06 1.09 1.12 1.15 1.14 1.13 1.18
MSCI EAFE Index                     1.00 1.03 1.07 1.06 1.04 1.10 1.06 1.08 1.05 1.08 1.13 1.13 1.13 1.16 1.19

Northstar International Value Fund  1.17 1.18 1.14 1.16 1.19 1.19 1.27 1.29 1.33 1.33 1.38 1.37 1.44 1.53
MSCI EAFE Index                     1.17 1.18 1.14 1.14 1.17 1.16 1.21 1.19 1.15 1.17 1.17 1.18 1.26 1.33

                                                                        MEET THE
                                                                       PORTFOLIO
                                                                        MANAGERS
PERFORMANCE
PROFILE:

BRANDES
INVESTMENT PARTNERS


These figures demonstrate the historical track record of Brandes Investment Partners, L.P. The figures have been provided by Brandes Investment Partners, L.P. and have not been verified or audited. They do not indicate how the Northstar International Value Fund or Brandes Investment Partners, L.P. will perform in the future.


(a) The first annual returns presented (right) were calculated on a time-weighed and asset-weighed, total return basis, including reinvestments of all dividends, interest and income on a cash basis, realized and unrealized gain or losses and are net of applicable investment advisory fees, brokerage commissions, custodial fees and execution costs and any applicable foreign withholding taxes, without provision for federal and state income taxes, if any. The Brandes composite results include all actual, fee-paying, fully discretionary international equity accounts under management for at least one month beginning July 1, 1990 having substantially similar investment objectives, policies, techniques and restrictions to those of the Northstar International Value Fund. The weighed- average management fee during the period from July 1, 1990 through December 31, 1996 was 0.96% per year. Securities transactions are accounted for on the trade date and cash accounting is utilized. Cash and equivalents are included in performance results. Starting with calendar year 1992 through calendar year 1995, the net annual total returns for the Brandes composite have been examined by a Big Six accounting firm in accordance with AIMR Level II verification standards. The examination of net annual total returns for calendar year 1996 has not yet been completed. Copies of their reports and a complete list and description of Brandes' composites are available on request. Brandes has prepared the performance data in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS(TM)). AIMR did not prepare or review this data.


The charts below show the past performance of Brandes Investment Partners, L.P. in managing accounts with investment objectives, policies, techniques and restrictions substantially similar, though not identical to those of the Northstar International Value Fund. The charts show average annual returns for a composite of the actual performance of all international equity accounts managed by Brandes Investment Partners from 1990 until the present. The accounts were not subject to the same types of expenses as the fund or the requirements of the Investment Company Act of 1940 or the Internal Revenue Code, the limitations of which might have adversely affected performance results. Included for comparison purposes are performance figures of the MSCI EAFE Index. The results presented below may not equate with the return experienced by any particular account as a result of timing of investments and the effect of taxes on any client.

                   Brandes International     MSCI
                        Equity Composite     EAFE
                                  (%)(a)     Index (%)
==========================================================================

 One year, ended June 30, 1997    30.50     12.84

 Three years, ended June 30, 1997 17.07      9.12
===========================================================================

 Five years, ended June 30, 1997  15.63    12.83

 Average annual return             17.79     7.01
 since July 1, 1990



                                                                                      UNIT VALUE
                                           1990 1991 1992 1993 1994 1995 1996 1997
Brandes International Equity Composite     0.98 0.99 1.10 1.13 1.26 1.38 1.43 1.52 1.47 1.47 1.58 1.65 1.82 2.07 2.01 1.96 2.11 2.01
MSCI EAFE Index                            0.79 0.87 0.94 0.88 0.96 0.98 0.86 0.88 0.89 0.93 1.04 1.14 1.22 1.23 1.27 1.34 1.34 1.32


                                                            UNIT VALUE

Brandes International Equity Composite      2.01 2.13 2.20 2.29 2.31 2.41 2.44 2.65 2.81 3.15
MSCI EAFE Index                             1.35 1.36 1.41 1.47 1.51 1.54 1.54 1.56 1.54 1.74

(Telephone graphic appears here) If you have any questions, please call 1-800-595-7827.
                                                                              27

MEET THE
PORTFOLIO
MANAGERS

PERFORMANCE
PROFILE:

LOUIS NAVELLIER


These figures demonstrate the historical track record of Navellier and Associates. They have been provided by Navellier and Associates and have not been verified or audited. They do not indicate how the Northstar Growth + Value Fund will perform in the future.

In addition to owning Navellier Fund Management, Inc., Louis Navellier is the sole owner of Navellier & Associates, Inc., a registered investment adviser that has been managing large pools of private assets since 1985.

Mr. Navellier and his staff use a computer-based system he developed to analyze over 7,000 stocks as a basis for making buying and selling decisions. The table illustrates his past performance in managing accounts with investment policies and objectives substantially similar to the Northstar Growth + Value Fund.


The results shown are a composite of the actual performance of all equity accounts managed by Navellier & Associates from 1985 to present, calculated according to AIMR standards. Navellier has prepared the performance data in compliance with the Performance Presentation Standards of the Association for Investment Management and Research (AIMR-PPS(TM)). AIMR did not prepare or review this data. The accounts were not subject to the requirements of the Investment Company Act of 1940 or the Internal Revenue Code, the limitations of which might have adversely affected performance results. Results are after deduction of fees and expenses. Prior to January 1, 1993, any account expenses not deducted from the accounts, such as management fees paid outside the accounts, are not reflected in the performance results. If these fees had been deducted from the accounts, they would have reduced performance. Fees were not materially different from the Growth + Value Fund's expense ratio, but were generally higher than the expense ratio for Class A shares and lower than the expense ratios for Class B and C shares.


                  Navellier and Associates      S&P 500
                             Composite (%)    Index (%)
===========================================================================
 1985                                49.95        31.84
 1986                                31.20        18.66
===========================================================================
 1987                                 8.05         5.24
 1988                                11.40        16.51
===========================================================================
 1989                                22.20        31.58
 1990                                12.51        (3.15)
===========================================================================
 1991                                66.41        30.50
 1992                                 3.12         7.61
===========================================================================
 1993                                16.83        10.09
 1994                                 1.53         1.31
============================================================================
 1995                                43.80        37.59
 1996                                10.68        22.31
============================================================================
 One year, ended June 30, 1997       (0.80)       34.64
 Three years, ended June 30, 1997    23.83        28.58
============================================================================
 Five years, ended June 30, 1997     18.59        19.65
 Ten years, ended  June 30, 1997     15.29        14.57
============================================================================
 Average annual return
 since January 1, 1985               21.02        17.82



                                                                        UNIT VALUE
                                        1984 1986 1988 1990 1992 1994 1996 1997
Navellier and Associates Composite      1.00 1.50 1.97 2.13 2.37 2.89 3.26 5.42 5.59 6.53 6.63 9.53 10.55 9.49 10.85
S&P 500 Index                           1.00 1.32 1.56 1.65 1.92 2.52 2.44 3.19 3.43 3.78 3.83 5.27  6.44 6.62  7.77

                                                           YOUR GUIDE TO BUYING,
                                                   SELLING AND EXCHANGING SHARES
                                                              OF NORTHSTAR FUNDS

THERE ARE THREE STEPS TO TAKE WHEN YOU WANT TO BUY, SELL OR EXCHANGE SHARES OF OUR FUNDS:

o first, choose a share class
o second, open a Northstar account and make your first investment
o third, choose one of several ways to buy, sell or exchange shares.

CHOOSING A
SHARE CLASS


All Northstar funds are available in Class A, Class B and Class C shares.

The chart below summarizes the differences between the share classes--your choice of share class will depend on how much you are investing and for how long. Large investments qualify for a reduced Class A sales charge and avoid the higher distribution fees of classes B and C. Investments in Class B and Class C shares don't have a front-end sales charge but there is a restriction on the amount you can invest at one time. Your financial adviser can help you, or feel free to call us for more information.

Some of our funds also have Class T shares. You can no longer buy Class T shares unless you are reinvesting income, or exchanging Class T shares you already own, including Class T shares of The Cash Management Fund of Salomon Brothers Investment Series (a money-market fund that's available through Northstar, but isn't one of the Northstar funds).

In addition to Class A, Class B and Class C shares, the Northstar Growth Fund offers Class I shares. Class I shares are only available to certain defined benefit plans, insurance companies and foundations investing for their own account. Class I shares may have different sales charges and other expenses, which may affect performance. You can obtain additional information concerning Class I shares by calling us at 1-800-595-7827.

We've listed actual expenses charged to the funds beginning on page 4.


 Maximum        Class A    no limit
 amount you     Class B    $500,000
 can buy        Class C    $750,000
                Class T    can only be purchased by reinvesting income or exchanging other Class T shares
=========================================================================================================

 Front end      Class A    yes, varies by size of investment
 sales charge   Class B    none
                Class C    none
                Class T    none

 Deferred       Class A    only on investments of $1 million or more if you sell within 18 months
 sales charge   Class B    yes, if you sell within 5 years
                Class C    yes, if you sell within 1 year Class T yes, if you sell
                within 4 years
========================================================================================================

 Service fee Class A 0.25% per year Class B 0.25% per year Class C 0.25% per year Class T 0.25% per year

 Distribution   Class A    0.05% per year
 fee            Class B    0.75% per year
                Class C    0.75% per year
                Class T    from 0.40% to 0.75% per year (varies by fund)
========================================================================================================

 Conversion     Class B    Class B shares convert to class A after 8 years
                Class T    Class T shares convert to class A after 8 years or on June 2, 1998 (whichever is later)

(Telephone graphic appears here) If you have any questions, please call 1-800-595-7827.

YOUR GUIDE TO BUYING,
SELLING AND EXCHANGING SHARES
OF NORTHSTAR FUNDS

FRONT-END SALES
CHARGES
(Class A shares only)


Your investment                           Front-end sales charge            Amount retained by dealers
---------------------------------------------------------------------------------------------------------------------------
                                  as a percentage        as a percentage               as a percentage
                           of your net investment      of offering price             of offering price
===========================================================================================================================
up to $99,000                                4.99                   4.75                          4.00
$100,000 to $249,000                         3.90                   3.75                          3.10
===========================================================================================================================
$250,000 to $499,000                         2.83                   2.75                          2.30
$500,000 to $999,000                         2.04                   2.00                          1.70
===========================================================================================================================
$1,000,000 and over                            --                     --                            --

WAYS TO REDUCE FRONT-END SALES CHARGES

There are three ways you can reduce your sales charges.

1. Take advantage of purchases you've already made
   Rights of accumulation let you combine the value of all the Class A shares you already own with your current investment to calculate your sales charge.

2. Take advantage of purchases you intend to make
   By signing a non-binding letter of intent, you can combine investments you plan to make over a 13 month period to calculate the sales charge you'll pay on each investment.

3. Buy as part of a group of investors
   You can combine your investments with others in a recognized group when calculating your sales charge. The following is a general list of the groups Northstar recognizes for this benefit.

   o you, your spouse and your children under the age of 21

   o a trustee or fiduciary for a single trust, estate or fiduciary account (including qualifying pension, profit sharing and other employee benefit trusts)

   o any other organized group that has been in existence for at least six months, and wasn't formed solely for the purpose of investing at a discount.

4. You may not have to pay front-end sales charges or a CDSC if you are:

   o an active or retired trustee, director, officer, partner or employee (including immediate family) of
   - Northstar or of any of its affiliated
     companies
   - any Northstar affiliated investment
     company
   - a dealer that has a sales agreement with the distributor

   o a trustee or custodian of any qualified retirement plan or IRA established for the benefit of anyone in the point above

   o a dealer, broker or registered investment adviser who has entered into an agreement with the distributor providing for the use of shares of the fund in particular investment products such as "wrap accounts" or other similar managed accounts for the benefit of your clients

   o a service provider for Northstar, any Northstar affiliated company, or any Northstar affiliated investment company

   o a Brandes employee, officer or partner

   o beneficiaries of life insurance contracts with ReliaStar Life Insurance Company ("ReliaStar") or any ReliaStar affiliated life insurance company to the extent they invest payments made to them under the contracts in one or more Northstar Funds within sixty days of payment under the contracts.

You won't pay a sales charge when you buy Class A shares of the fund through a dealer by transferring the proceeds of the sale of another open-end fund, so long as:

   o you have held the shares in the fund you're selling for at least six months, and you paid a sales charge when you bought them

   o you send the proceeds of the sale directly to Northstar or our agent or hold them in cash or a money market fund

   o you buy the shares of the fund within 60 days of the sale, and

   o the fund has the same or a similar investment objective.

Pension, profit sharing and other benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 456 of the Code don't pay a front-end sales charge or a CDSC, as long as the shares are purchased by an employer sponsored plan with at least 50 eligible employees.

If you think you might be eligible to reduce your sales charges using any of these methods, please call us or consult the Statement of Additional Information
(SAI).

DEFERRED SALES
CHARGES
(Classes A, B, C & T)

We deduct a contingent deferred sales charge (CDSC) from the proceeds when you sell shares as indicated below. CDSC is charged on the current market value of the shares, or on the price you paid for them, whichever is less. You aren't charged a CDSC on shares you acquired by reinvesting your dividends, or on amounts representing appreciation.

When you ask us to sell shares, we will sell those that are exempt from the CDSC first, and then sell the shares you have held the longest. This helps keep your CDSC as low as possible.

CLASS A SHARES

There is generally no CDSC on Class A shares, except for purchases of $1 million or more, when you sell them within 18 months of when you bought them.

Your investment         CDSC on shares being sold
================================================================================

First $1,000,000 to $2,499,999              1.00%

$2,500,000 to $4,999,999                    0.50%
================================================================================

$5,000,000 and over                         0.25%



CLASS B, C & T SHARES

Years after you      Class B    Class C   Class T
bought the shares
================================================================================

1st year               5.00%      1.00%     4.00%

2nd year               4.00%       none     3.00%
================================================================================

3rd year               3.00%       none     2.00%

4th year               2.00%       none     1.00%
================================================================================

5th year               2.00%       none      none

after 5 year            none       none      none

WHEN THE CDSC MIGHT BE WAIVED

We may waive the CDSC for Class B and Class C shares if:

o  the shareholder dies or becomes disabled

o you're selling your shares through our systematic withdrawal program

o you're selling shares of a retirement plan and you are over 70 1/2 years old

o you're exchanging Class B, C or T shares for the same class of shares of another Northstar fund.

If you think you might be eligible for a CDSC waiver, please call us or consult the SAI.

(Telephone graphic appears here) If you have any questions, please call 1-800-595-7827.
                                                                              31

YOUR GUIDE TO BUYING,
SELLING AND EXCHANGING SHARES
OF NORTHSTAR FUNDS

OPENING A
NORTHSTAR
ACCOUNT

Once you've chosen the funds you would like to invest in and the share class you prefer, you're ready to open an account.

First, determine how much money you want to invest. The minimum initial investment for Northstar funds is:

o  $2,500 for non-retirement accounts
o  $250 for retirement accounts
o $25 if you are investing using our automatic investment plan (see page 30).


Next, open an account in one of two ways:

o give a check to your broker, who will open an account for you, or
o complete the application enclosed with this prospectus and mail it to us, along with your check, made payable to Northstar Funds.

TAX-SHELTERED RETIREMENT PLANS

Call or write to us about opening your Northstar account as any one of the following retirement plans:

o  IRAs,
o  SEP-IRAs,
o retirement and profit sharing plans for self employed persons (Keogh),
o  and corporate retirement plans (401(k)).

BUYING, SELLING
AND EXCHANGING

Once you've opened an account and made your first investment, you can choose one of three ways to buy, sell or exchange shares of Northstar funds:

o through your broker
o directly, by mail or over the telephone
o using one of our automatic plans.

We'll send you a confirmation statement every time you make a transaction that affects your account balance, except when we pay distributions.

Instructions for each option appear in the chart on page 30, but here are a few things you should know before you begin.

HOW SHARES ARE
PRICED

The price you pay or receive when you buy, sell or exchange shares is determined by the fund's net asset value (NAV) per share and share class. NAV is calculated each business day at the close of regular trading on the New York Stock Exchange (usually 4:00 Eastern Standard Time) by dividing the net assets of each fund class by the number of shares outstanding. To calculate NAV, we determine the fair market value of the fund's portfolio securities using the method described in the SAI. When you're buying shares, you'll pay the NAV that is next calculated after we receive your order in proper form, plus any sales charges that apply. When you're selling shares, you'll receive the NAV that is next calculated after we receive your order in proper form, less any deferred sales charges that apply.

SOME RULES FOR
BUYING

o  The minimum amount of each investment after your first one is:

   - $100 for non-retirement accounts

   - $25 for retirement accounts

   - $25 if you are investing using our automatic investment plan (see page 30).

o  We record most shares on our books
   electronically. We will issue a certificate if you ask us to in writing, however most of our shareholders prefer not to have their shares in certificate form because certificated shares can't be sold or exchanged by telephone or using the systematic withdrawal program.

o  We have the right to refuse a request to buy shares.

SOME RULES FOR
SELLING

o Selling your shares may result in a deferred sales charge. Please refer to the table on page 27.

o We'll pay you within three days from the time we receive your request to sell, unless you're selling shares you recently paid for by check. In that case, we'll pay you when your check has cleared, which may take up to 15 days.

o If you are a corporation, partnership, executor, administrator, trustee, custodian, guardian or you are selling shares of a retirement plan, you'll need to complete special documentation and give us your request in writing. Please call us for information.

o You can reinvest part or all of the proceeds of any shares you sell without paying a sales charge. You must let us know in writing 30 days from the day you sold the shares, and buy the same class of shares you sold. We will reimburse you for any CDSC you paid. Please see page 32 for information about how this can affect your taxes.

o You won't pay a service charge when you sell your shares, but your dealer may charge you fee.

o If selling shares results in the value of your account falling below $500, we have the right to close your account, so long as your account has been open for at least a year. We'll let you know 60 days in advance, and if you don't bring the account balance above $500, we'll sell your shares, mail the proceeds to you and close your account. We may also close your account if you give us an incorrect social security number or taxpayer identification number.

o In unusual circumstances, we may temporarily suspend the processing of requests to sell.

SOME RULES FOR
EXCHANGING

o When you exchange shares, you are selling shares of one fund and using the proceeds to buy shares of another fund. Please see page 32 for information about how this can affect your taxes.

o Before you make an exchange, be sure to request and read the sections of the prospectus of the fund you are exchanging to.

o You can exchange shares of any fund for the same class of shares of any other fund, or for shares of The Cash Management Fund without a sales charge. You will, however, pay a sales charge if you buy shares of The Cash Management Fund, and then exchange them for Class A shares of any of the funds.

o For the purposes of calculating CDSC, shares you exchange will continue to age from the day you first purchased them, even if you're exchanging into The Cash Management Fund.

o We'll let you know 60 days in advance if we want to make any changes to these rules.

(Telephone graphic appears here) If you have any questions, please call 1-800-595-7827.
                                                                             33

YOUR GUIDE TO BUYING,
SELLING AND EXCHANGING SHARES
OF NORTHSTAR FUNDS

WAYS TO BUY, SELL OR EXCHANGE                     WHEN TO USE THIS OPTION
-----------------------------                     -----------------------

Through your dealer                         o buy       o sell     o exchange
                                            o buy       o sell     o exchange
-----------------------------
By mail

Please call us if you have any questions-we can't process your request until we
have all of the documents we need.                           o sell
                                                             o exchange

------------------------------
By telephone

To sign up for this service, complete section 9 of the application or call us
at 1-800-595-7827.                                           o buy
                                                             o exchange
-------------------------------
Automatic investment plan

To sign up for this service, complete section 9 of the application or call us
at 1-800-595-7827.                                           o sell

-------------------------------
Systematic withdrawal program

To sign up for this service, complete section 8 of the application or call us
at 1-800-595-7827.                                           o sell
-------------------------------

HOW TO USE IT
--------------------------------

If you're buying shares, make your check payable to Northstar Funds and give it to your dealer, who will forward it to us.

When you're selling, give your written request to your dealer, who may charge you a fee for this service.

Send your request to buy, sell or exchange in writing to:

Northstar Funds
c/o First Data Investor Services Group Inc.
P.O. Box 5131
Westborough MA 01581-5131

Your letter should tell us:

o  your account number

o  your social security number or taxpayer identification number

o  the name the account is registered in

o the fund name and share class you're buying or selling, and, for exchanges, the fund name and share class you're exchanging to

o  the dollar value or number of shares you want to buy, sell or exchange.

If you're buying include a check payable to Northstar Funds with your request.

If you're selling or exchanging, your request must be signed by all registered owners of the account.

We'll ask you to guarantee the signatures if:

o  you are selling more than $50,000 worth of shares

o  your address of record has changed in the past 30 days

o you want us to send the payment to someone other than the registered owner, to an address other than the address of record, or in any form other than by check.

Signatures can be guaranteed by a bank, a member of the national stock exchange or another eligible institution.

You can sell or exchange up to $50,000 of your shares by telephone.

Call us at 1-800-595-7827 between 8:30 a.m. and 4:00 p.m. Eastern Standard Time.

When you're calling with your request, we'll ask you for your name, social security number, broker of record or other identification. If we don't ask for these things and process an unauthorized telephone transaction, we are responsible for any losses to your account.

Otherwise you are responsible for any unauthorized use of the telephone transaction service.

We'll mail the proceeds of the sale to the address of record or wire $1,000 or more to any commercial bank in the U.S. that is a member of the Federal Reserve System. There is no fee for this service.

You can authorize us to automatically withdraw a minimum of $25 each month from your bank account and use it to buy shares in Northstar funds.

There's no charge for this service, but your bank may charge you a small set-up or transaction fee. You can cancel the program at any time. This program is not available for Class T accounts.

You can ask us to automatically transfer money from your Northstar account into your bank account.

We will sell shares or share fractions on your behalf monthly or quarterly, and automatically deposit the proceeds into your bank account. There may be a sales charge on shares we sell on your behalf.

You must have at least $5,000 worth of shares in your account to participate in this program. The minimum transfer amount is $25.

It isn't to your advantage to buy and sell shares of the same fund at the same time, so you can't set up a systematic withdrawal program for an account you've already signed up on an automatic investment plan. This program is not available for Class T accounts.

(Telephone graphic appears here) If you have any questions, please call 1-800-595-7827.
                                                                            35

MUTUAL FUND
EARNINGS AND
YOUR TAXES

HOW THE FUNDS
PAY DISTRIBUTIONS

Each Northstar fund distributes virtually all of its net investment income and net capital gains to shareholders at least annually in the form of dividends.

The funds pay dividends as follows:

Growth Funds                     annually

Income and Growth Funds         quarterly

Income Funds                     monthly

As a shareholder, you are entitled to a share of the income and capital gains a fund distributes. The amount you receive is based on the number of shares you own.

DISTRIBUTION OPTIONS

You can take your distributions as cash or reinvest them in the same class of shares of any of our funds. You specify your preference when you open your account. Distribution options vary by share class, as follows. You can change your distribution instructions at any time by notifying us by phone (if going to the address of record), or in writing.

CLASS A, B & C SHARES

o reinvest both income dividends and capital gain distributions to buy additional Class A, B or C shares of any fund you choose

o receive income dividends in cash and reinvest capital gain distributions to buy additional Class A, B or C shares of any fund you choose

o  receive both income dividends and capital gain distributions in cash.

If you don't specify how you would like to receive your distributions, we'll automatically reinvest both income dividends and capital gain distributions in additional shares of the same fund.

CLASS T SHARES

You must receive all distributions in the same way, either in cash or by reinvesting them in additional shares of the same fund.

HOW YOUR
DISTRIBUTIONS
ARE TAXED

Each Northstar fund intends to meet the requirements for being a tax-qualified regulated investment company, which means they generally do not pay federal income tax on the earnings they distribute to shareholders.

As a result, distributions that you receive will generally be considered to be taxable in your hands. Income distributions, whether you take them as cash or reinvest them, are taxable as ordinary income. Capital gain distributions are taxable as long-term capital gains, regardless of how long you've held the shares.

Distributions may also be subject to state, local or foreign taxes.

If income distributed to you includes dividends paid by U.S. corporations, part of the dividends the fund pays may be eligible for the corporate dividends-received deduction.

TIMING YOUR PURCHASE

If you buy shares of a fund just before it makes a distribution, you will pay the full price but part of your investment will come back to you as a taxable distribution. Unless you are investing in a tax- deferred account, such as an IRA, this is not to your advantage because you'll pay tax on the dividend but will not have shared in the increase in the net asset value of the fund.

WHEN DISTRIBUTIONS ARE DECLARED

For tax purposes, distributions declared by the fund in October, November or December and paid to you in January are taxable in the calendar year in which they were declared.

BACKUP WITHHOLDING TAX

We'll notify you each year of the tax status of dividends and distributions. If we don't have your tax identification number, or if you have been told by the IRS that you are subject to backup withholding tax, we may be required to withhold U.S. federal income tax on any distributions at the rate of 31%.

WHEN YOU SELL YOUR SHARES

When you sell or exchange shares you will realize a capital gain or loss, depending on the difference between what your shares cost you and what you receive for them. A capital gain or loss will be long-term or short-term, depending on the length of time you held the shares.

In your federal income tax return you report a capital gain as income and a capital loss as a deduction.

CONSULT YOUR TAX ADVISER

The information above is general in nature. You should consult your tax adviser to discuss how investing in Northstar funds affects your personal tax situation.

(Telephone graphic appears here) if you have any questions, please call 1-800-595-7827.
                                                                             37

THE BUSINESS
OF MUTUAL
FUNDS

HOW THE FUNDS
ARE ORGANIZED
AND MANAGED

Each of the Northstar funds is a diversified mutual fund. The Northstar Growth + Value Fund, Northstar International Value Fund, Northstar Income and Growth Fund, and Northstar High Total Return Fund II are all series of the Northstar Trust (formerly the Northstar Advantage Trust), which is registered as an investment company with the SEC. All of the other funds are trusts registered separately with the SEC.

The trustees of each SEC-registered trust oversee the business affairs of the funds and are responsible for major decisions about each fund's investment objectives and policies.

The funds do not hold regular shareholder meetings, but may hold special meetings. A special meeting is called if investors holding at least 10% of the outstanding shares of a fund request it. Certain objectives and policies of the funds may only be changed by shareholder vote. A shareholder vote is required to change the investment objective of a Northstar fund because the fund investment objectives are fundamental.

The day-to-day management of the funds is handled by the following companies and advisers appointed by the trustees:

INVESTMENT ADVISER

Oversees the investment management of the subadvisers for the funds which are managed by a sub-adviser and provides advice and recommendations about investments made by all of the funds. The investment adviser is paid out of each fund's management fee, which are listed beginning on page 4.

Northstar Investment Management Corporation
Two Pickwick Plaza
Greenwich, CT 06830

ADMINISTRATOR

Provides administrative, compliance and accounting services to the funds. The administrator receives an annual administrative services fee from each fund of 0.10% of the fund's average daily net assets, plus $5 per account per year.

Northstar Administrators Corporation
Two Pickwick Plaza
Greenwich, CT 06830

DISTRIBUTOR

Markets the funds and distributes shares through brokers and other financial representatives.

Northstar Distributors, Inc.
Two Pickwick Plaza
Greenwich, CT 06830

CUSTODIAN

Holds all the funds' assets.

Custodian and fund accounting agent:

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

TRANSFER AGENT

Handles shareholder record-keeping and statements, distribution of dividends and processing of orders to buy and sell shares.

First Data Investor Services Group, Inc.
4400 Computer Drive
Westborough, MA 01581-5120

PORTFOLIO MANAGERS AND SUB-ADVISERS

You'll find profiles of all of our portfolio managers and sub-advisers to the funds beginning on page 22.

HOW DEALERS ARE
COMPENSATED

Dealers receive payment for selling shares of Northstar funds in three ways:

THEY RECEIVE A COMMISSION WHEN
YOU BUY SHARES

The amount of the commission depends on the amount you invest and the share class you buy. Sales commissions are detailed in the chart below.

o Class A investments
 (% of offering price)

                         Commission        Amount
                received by dealers   paid by the
               out of sales charges   distributor
                            you pay
===========================================================================

up to $99,999                  4.00

$100,000 to $249,999           3.10
===========================================================================

$250,000 to $499,999           2.30

$500,000 to $999,999           1.70
===========================================================================

$1,000,000 to $2,499,999       0.00          1.00

$2,500,000 to $4,999,999       0.00          0.50
===========================================================================

$5,000,000 and over            0.00          0.25


o Class B investments

Receives 4% of sale price from the distributor

o Class C investments

Receives 1% of sale price from the distributor

THEY ARE PAID A FEE BY THE DISTRIBUTOR
FOR SERVICING YOUR ACCOUNT

They received a service fee depending on the average net asset value of the class of shares their clients hold in Northstar funds. These fees are paid from the 12b-1 fee deducted from each fund class. In addition to covering the cost of commissions and service fees, the 12b-1 fee is used to pay for other expenses such as sales literature, prospectus printing and distribution and compensation to the distributor and its wholesalers. You'll find the 12b-1 fees listed in the fund information beginning on page 4. Service and distribution fee percentages appear on page 25.

THEY MAY RECEIVE ADDITIONAL BENEFITS
AND REWARDS

Selling shares of Northstar funds may make dealers eligible for awards or to participate in sales programs sponsored by Northstar. The costs of these benefits and rewards are not deducted from the assets of the funds -- they are paid from the distributor's own resource.

The distributor may also pay additional compensation to dealers including Advest, Inc. out of its own resources for marketing and other services to shareholders. All payments it receives for Class T shares are paid to Advest, Inc.

(Telephone graphic appears here) If you have questions, please call 1-800-595-7827.
                                                                            39

THE RISKS OF
INVESTING IN
MUTUAL FUNDS

Risk is the potential that your investment will lose money or not earn as much as you hope. The Northstar funds have varying degrees of risk, depending on the securities they invest in. There is no guarantee that a fund will achieve its investment objective.

You'll find a discussion of the risk factors associated with each fund beginning on page 4.

This section provides information about the risks associated with different kinds of securities. It also lists additional investment practices that may involve elements of risk.

EQUITIES

o Give the buyer ownership rights in the issuer. Common and preferred stocks, convertible securities and stock purchase rights are types of equities.

o The market value of an equity security may go up or down rapidly depending on market conditions. This affects the value of the shares of a fund, and the value of your investment.

o Securities of smaller companies may be subject to more abrupt or erratic market movements because they are traded in lower volume and are subject to greater changes in earnings and growth prospects.

DEBT SECURITIES

o Obligations to repay borrowed money within a certain time with or without interest. Zero-coupon securities, pay-in-kind securities, discount obligations, mortgage-backed securities, convertible securities and high yield securities are types of debt securities.

o Debt securities are affected by changes in interest rates. In general, when interest rates go up, the value of a debt security decreases; when interest rates go down, the value of a debt security increases.

o There is also the risk that the borrower won't be able to fulfill its obligation, resulting in loss or a lower price than anticipated


LOWER-RATED OR JUNK BONDS

The chart indicates which funds invest in high yield securities (junk bonds). In addition to general risks listed above that are associated with debt securities, junk bonds have special risks;
o They fluctuate more in value than higher rated securities.
o They are more subject to the risk that the borrower won't fulfill its obligation.
o There may not be a market to sell them at a reasonable price, resulting in loss or a lower price than anticipated. o The fund's ability to achieve its investment objective may be more dependent on Northstar's credit analysis than is the case for higher rate securities.


Quality rating                 High Yield          High Total         Strategic         Balance Sheet
                                  Fund(1)   Return Fund II(1)    Income Fund(1) Opportunities Fund(1)
===========================================================================================================================
Investment grade                      2.0                  --              35.3                   0.8
BB                                   38.2                 3.8              32.8                   9.5
===========================================================================================================================
B                                    51.8                55.2              20.9                  30.7
CCC                                    --                 2.7               2.2                   1.1
===========================================================================================================================
CC                                      --                   --                 --                     --
C                                       --                   --                 --                     --
===========================================================================================================================
D                                       --                   --                 --                     --
Non-rated                             1.6                23.7               4.3                  11.3
===========================================================================================================================
U.S. Governments, equities & others   6.4                14.6               4.5                  46.6
Total                                100%                100%              100%                  100%

(1) Data as of June 30, 1997.
40

FOREIGN
INVESTMENTS

o Securities issued by companies or governments of foreign countries. May include equities and debt securities including sovereign debt obligations, including Brady Bonds (securities issued to refinance foreign government bank loans and other debt).

o Subject to all of the risks associated with equity and debt securities. There are also other risks that can affect the value of a foreign investments.

   - foreign markets may be less regulated may have less volume and be less liquid

   - foreign securities may be less liquid and more volatile

   - the value of the securities are affected by changes in currency exchange rates and exchange control regulations

   - the value of foreign securities may be affected by adverse political and economic developments, seizure or nationalization of foreign deposits, and government restrictions

   - there is often less information available about foreign companies and many countries do not have the accounting, auditing and financial reporting that we have in the United States.

EMERGING MARKETS

o Investment in emerging markets have additional risks: developing countries have economic structures that are less mature, they have less stable political systems and may have high inflation, rapidly changing interest and currency exchange rates, and their securities markets are substantially less developed.

DEPOSITORY RECEIPTS

o American, European and Global depository receipts are typically issued by U.S. banks or trust companies. They are based on ownership of securities issued by foreign companies, and are traded on U.S. exchanges.

OTHER, HIGHER
RISK SECURITIES

ILLIQUID SECURITIES -- FUNDS ARE LIMITED TO 15% OF NET ASSET VALUE (5% OF NET ASSET VALUE FOR INTERNATIONAL VALUE FUND)

o Securities that can't be sold quickly at a reasonable price, or that can't be sold on the open market. Includes restricted securities and private placements.

o  Used to realize higher profits.

o There may be fewer market players which can result in lower prices, and sales can take longer to complete.

o Following guidelines established by the trustees of each fund, Northstar may consider a security than can't be sold on the open market to be liquid if it can be sold to institutional investors (Rule 144A) or on foreign markets.

DERIVATIVE SECURITIES

o Securities that derive their value from the performance of an underlying asset. Usually take the form of a contract to buy or sell an asset or commodity either now or in the future, but mortgage and other asset-backed securities are also generally considered derivatives. Type of derivative securities include options, futures contracts, options on futures and forward contracts.

o Used often to "hedge" or offset market fluctuations or changes in currency exchange or interest rates. May also be used for speculative purposes to increase returns.

o In addition to the risks associated with equities and debt securities, there are several special risks associated with the use of derivatives:

   - changes in the value of the derivative may not match changes in the value of its underlying asset

   - hedging may not be successful, and may prevent the fund from making other gains

   - derivatives used for speculative purposes can result in gains or losses that are substantially greater than the derivative's original cost.

(Telephone graphic appears here) If you have questions, please call 1-800-595-7827.
                                                                              41

THE RISKS OF
INVESTING IN
MUTUAL FUNDS

INVESTMENT
PRACTICES

REPURCHASE AGREEMENTS -- FUNDS ARE LIMITED TO 15% OF THEIR NET ASSET VALUE (5% OF NET ASSET VALUE FOR INTERNATIONAL VALUE FUND)

o Buying a security from a bank or dealer who must buy it back at a fixed price on a specified day. Repurchase agreements that mature after more than seven days are considered to be illiquid investments. Investments in this type of repurchase agreement can only be 5% of a fund's net asset value.
o Used for temporary defensive purposes or to generate income from cash balances.
o  The bank or dealer may not be able to buy back the security.

SHORT-TERM TRADING -- NO LIMIT

o  Selling a security soon after you buy it.
o Used when the fund needs to be more liquid, in response to changes in interest rates and economic or other developments, or when a security has reached its price or yield objective.
o May result in higher costs for brokerage commissions, dealer mark-ups and other transactions costs, as well as taxable capital gains.

TEMPORARY INVESTMENTS -- NO LIMIT

o Temporarily maintaining part or all of the fund's assets in cash or in U.S. Government securities, commercial paper, banker's acceptances, repurchase agreements and certificates of deposit.

o Used for temporary and defensive purposes in periods of unusual market conditions.

o  Provides lower returns.

WHEN ISSUED SECURITIES AND FORWARD COMMITMENTS--NO LIMIT

o A commitment to buy a security on a specific day in the future at a specified price.

o  Used to realize short-term profits.

o If made through a dealer, there is a risk that the dealer won't complete the sale, and that the fund will lose out on a good yield or price.

o There is also risk that the value of the security will change before the transaction is settled, resulting in short-term losses instead of gains.

WHERE TO GO
FOR MORE
INFORMATION

You'll find more information about the Northstar family of funds in our:

ANNUAL REPORTS
The Annual reports contain information about fund performance, the financial statements and the auditor's reports.

STATEMENT OF ADDITIONAL INFORMATION
The SAI contains complete information about the Northstar funds. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the Securities and Exchange Commission.


Please write or call for a free copy of the Annual reports or the current SAI:

The Northstar Funds
2 Pickwick Plaza
Greenwich, CT 06830

 1-800-595-7827

(Telephone graphic appears here) If you have any questions, please call 1-800-595-7827.
                                                                             43

(This page intentionally left blank.)

(Telephone graphic appears here) If you have any questions, please call 1-800-595-7827.


 New Account Application
---------------------------------------------------------------------------------------------------------------------------------
1 ACCOUNT REGISTRATION
  ---------------------------------------------------------------------------------------------------------------------------------
  Type of Account (Choose One Only):
  / / INDIVIDUAL      / / JOINT ACCOUNT     / / FOR A MINOR   / / TRUST, CORPORATION, PARTNERSHIP OR OTHER ENTITY
      USE LINE A          USE LINES A & B       USE LINE C        USE LINE D


  Print name exactly as account is to be registered:

  A._________________________________________________         ___-____-_____
    NAME (FIRST, MIDDLE, LAST)                                SOCIAL SECURITY NUMBER

  B._________________________________________________         ___-____-_____
    NAME (FIRST, MIDDLE, LAST)                                SOCIAL SECURITY NUMBER

  C._________________________________________________
    CUSTODIAN'S NAME (FIRST, MIDDLE, LAST)

    _________________________________________________         ____-____-_____
    MINOR'S NAME (FIRST, MIDDLE, LAST)                        MINOR'S SOCIAL SECURITY NUMBER

    _________________________________________________         ___-_________
                                                              TAX I.D. NUMBER

UNDER THE _____________ UNIFORM GIFTS/TRANSFERS TO MINORS ACT   OR
          NAME OF STATE
  D._________________________________________________         ___-___-_____
    NAME (IF A TRUST, INCLUDE DATE OF AGREEMENT)              SOCIAL SECURITY NUMBER

  ---------------------------------------------------------------------------------------------------------------------------------
2 MAILING ADDRESS
  ---------------------------------------------------------------------------------------------------------------------------------

  ___________________________________________________
  STREET

  (   )______________________________________________
  DAYTIME PHONE NUMBER

  ___________________________________________________
  CITY                             STATE     ZIP

  ---------------------------------------------------------------------------------------------------------------------------------
3 PURCHASE OF SHARES
  ---------------------------------------------------------------------------------------------------------------------------------

  MINIMUM INITIAL INVESTMENT $2,500 / / MAKE CHECK PAYABLE TO NORTHSTAR FUNDS. Check enclosed for $__________

  / / Shares purchased and paid for through my/our investment dealer.
  Trade Date_______             Order#_______

  Number of Shares:  Class A_______    Class B_______    Class C_______

  Please check the box beside the name of each Northstar Advantage Fund being purchased and enter the dollar amount of each purchase. All distributions will be reinvested in additional shares unless instructed otherwise.


/ / GROWTH FUND $_______             / / GROWTH + VALUE FUND $_______
Class A / / Class B / / Class C / /  Class A / / Class B / / Class C / /

DIVIDENDS     / / Cash / / Other*    DIVIDENDS     / / Cash / / Other*
CAPITAL GAINS / / Cash / / Other*    CAPITAL GAINS / / Cash / / Other*
  ______________________________________________________________________________________________________________________

/ / SPECIAL FUND $_______            / / INTERNATIONAL VALUE FUND $_______
Class A / / Class B / / Class C / /  Class A / / Class B / / Class C / /

DIVIDENDS     / / Cash / / Other*     DIVIDENDS     / / Cash / / Other*
CAPITAL GAINS / / Cash / / Other*     CAPITAL GAINS / / Cash / / Other*
  ______________________________________________________________________________________________________________________

  / / INCOME AND GROWTH FUND $_______     / / BALANCE SHEET OPPORTUNITIES FUND $_______     / / HIGH YIELD FUND $_______
  Class A / / Class B / / Class C / /     Class A / / Class B / / Class C / /               Class A / / Class B / / Class C / /

  DIVIDENDS     / / Cash / / Other*       DIVIDENDS     / / Cash / / Other*                   DIVIDENDS     / / Cash / / Other*
  CAPITAL GAINS / / Cash / / Other*       CAPITAL GAINS / / Cash / / Other*                   CAPITAL GAINS / / Cash / / Other*
  ______________________________________________________________________________________________________________________

 / / HIGH TOTAL RETURN FUND II $_______    / / STRATEGIC INCOME FUND $_______               / / GOVERNMENT SECURITIES FUND $_______
Class A / / Class B / / Class C / /       Class A / / Class B / / Class C / /               Class A / / Class B / / Class C / /

  DIVIDENDS     / / Cash / / Other*      DIVIDENDS     / / Cash / / Other*                   DIVIDENDS     / / Cash / / Other*
  CAPITAL GAINS / / Cash / / Other*      CAPITAL GAINS / / Cash / / Other*                   CAPITAL GAINS / / Cash / / Other*
  ______________________________________________________________________________________________________________________


  / / MONEY MARKET PORTFOLIO FUND $_______
  (Money Market Account)  Class A / / Class B / / Class C / /
  DIVIDENDS     / / Cash / / Other*
  CAPITAL GAINS / / Cash / / Other*
  ______________________________________________________________________________________________________________________

  *Please reinvest my dividends from ________________ to ________________
                                      (Name of Fund)      (Name of Fund)

  ---------------------------------------------------------------------------------------------------------------------------------
4 LETTER OF INTENT, RIGHT OF ACCUMULATION (CLASS A SHARES ONLY)
  ---------------------------------------------------------------------------------------------------------------------------------
    LETTER OF INTENT
     Although I/we have made no commitment to do so, I/we intend to invest the dollar amount indicated below within a 13-month period in shares of one or more of the eligible Northstar Funds.

     /  /  $100,000  /  / $250,000  /  / $500,000  /  / $1,000,000

    RIGHTS OF ACCUMULATION
     If this account qualified for a Reduced Sales Charge under the terms of the current Prospectus, please list account numbers:

     /  /  $100,000  /  / $250,000  /  / $500,000  /  / $1,000,000

        -                             -
    ---- --------                 ---- ---------
  ---------------------------------------------------------------------------------------------------------------------------------
5 AGREEMENTS AND SIGNATURES
  ---------------------------------------------------------------------------------------------------------------------------------

  I/We am/are of legal age and wish to establish an account in accordance with the terms and conditions of the current applicable
  Prospectus, a copy of which has been received and read. I/We understand and agree that neither First Data nor the Northstar Funds shall be held liable for any loss, liability, cost or expense for acting in accordance with this application, or any section thereof. I/We acknowledge that the account(s) established by this application will be subject to the telephone exchange and redemption privileges described in this current prospectus, unless indicated otherwise, with the understanding that the Fund,
  Northstar and the Transfer Agent will not be able to verify the authenticity of any telephone or redemption order received from persons other than registered representatives of Northstar Distributors, Inc. and that they will not be liable for following telephone exchange or redemption instructions that prove to be fraudulent. Shareholders would bear the loss resulting from instructions entered by an unauthorized third party.


  ---------------------------------------------------------------------------------------------------------------------------------
  INDIVIDUAL (OR CUSTODIAN)                                 DATE


  ---------------------------------------------------------------------------------------------------------------------------------
  CO-OWNER (OR CORPORATE OFFICER, PARTNER OR TRUSTEE)       DATE


  ---------------------------------------------------------------------------------------------------------------------------------
  (IF APPLICABLE, TRUSTEE)                                  DATE


  ---------------------------------------------------------------------------------------------------------------------------------
  (IF APPLICABLE, TRUSTEE)                                  DATE

  Under penalties of perjury, I certify (1) that the number shown on this form is my correct taxpayer identification number and (2)
  that I am not* subject to backup withholding as a result of a failure to report all interest or dividends, or the Internal Revenue
  Service has notified me that I am no longer subject to backup withholding.

  *If you are subject to backup withholding, please check here [ ].

Signature(s) ____________________________________________  Date __________________________________________________________________

Signature(s) ____________________________________________  Date __________________________________________________________________


  ---------------------------------------------------------------------------------------------------------------------------------
6 FOR DEALER USE ONLY
  ---------------------------------------------------------------------------------------------------------------------------------
  We guarantee the signature(s) and legal capacity of the applicant(s) referred to herein, and in the case of a withdrawal program we affirm that, in our opinion, the designated withdrawal is reasonable in view of the circumstances involved.

  ---------------------------------------------------------------------------------------------------------------------------------
  DEALER NAME (PLEASE PRINT CAREFULLY)                   DEALER NO.

  ---------------------------------------------------------------------------------------------------------------------------------
  AUTHORIZED SIGNATURE (MUST BE PROVIDED FOR WITHDRAWAL PROGRAMS, TELEPHONE REDEMPTIONS AND TELEPHONE EXCHANGES)

  ---------------------------------------------------------------------------------------------------------------------------------
  BRANCH NUMBER          BRANCH ADDRESS


  ---------------------------------------------------------------------------------------------------------------------------------


 REP NAME (PLEASE PRINT CAREFULLY) FIRST AND LAST NAME       PHONE NUMBER (IMPORTANT)    REP NUMBER

                                                             (   )
 ----------------------------------------------------------------------------------------------------------------------------------


                        ------------------------------------------------
                           Upon completion of the application, please
                              return with a check made payable to:
                                        NORTHSTAR FUNDS,
                   c/o FIRST DATA, P.O. Box 5131, WESTBOROUGH, MA 01581-5131


                                                         SPECIAL ACCOUNT OPTION
  ---------------------------------------------------------------------------------------------------------------------------------
7 AUTOMATIC INVESTMENT PLAN
  ---------------------------------------------------------------------------------------------------------------------------------

     Attach a VOIDED CHECK from your bank account and a check for an initial deposit to establish this plan (minimum $25). Please complete the following information to invest automatically the dollar amount stated below on approximately the 15th /  /, 30th
     /  / or the 15th and 30th /  /, of the month.

     The applicant authorizes the Northstar Funds to draw monthly drafts on your bank account number _________ and use the proceeds
     ($25 minimum) therefrom to purchase shares of Northstar  ___________  _____________
                                                               FUND NAME      $ AMOUNT

     Registered in the name(s) of __________________________________________

     RESTRICTIONS

     Each purchase of shares will be made at the current offering price determined as of the close of business on the day on which such purchase is made. Automatic investments may be discontinued by either Northstar Funds or the purchaser upon 30 days written notice to the other.

     The Northstar Funds reserves the right to cancel any transaction which was executed in reliance on a draft authorized where the bank upon which the draft was drawn refused to make payment thereon for any reason.

ATTACH VOID CHECK HERE
  ---------------------------------------------------------------------------------------------------------------------------------
8 WITHDRAW PROGRAM
  ---------------------------------------------------------------------------------------------------------------------------------

  A Withdrawal Plan is available on Class A shares (non-certificated shares only) provided the Fund being purchased has a value of $5,000 or more.

  Withdrawals with respect to Class B and Class C shares are limited (see the Prospectus) and are conditional upon dividends and capital gains being automatically reinvested.

  1. The amount of each payment shall be                                                                              ($25 minimum)
                                               ---------    --------   ---------   --------
                                               FUND NAME    $ AMOUNT   FUND NAME   $ AMOUNT

  2. Payments are to be made /  / Monthly /  / Quarterly /  / Semi-Annually /  / Annually on the /  / 1st or /  / 15th of the month

  Choose one of the following methods of distribution.

  /  / ACH  Please have my payments electronically transferred to my bank. I have attached the required voided check and I have verified that my bank is a member of the Automated Clearing House (ACH).

 /  /  MAIL Please have my payments mailed. I understand that the payments will be made payable to me and mailed to my account mailing address unless a special designation is referenced below:

  ---------------------------------------------------------------------------------------------------------------------------------
  NAME (PLEASE PRINT CAREFULLY.)


  ---------------------------------------------------------------------------------------------------------------------------------
  STREET


  ---------------------------------------------------------------------------------------------------------------------------------
  CITY                                 STATE                   ZIP CODE                                YOUR BANK ACCOUNT NUMBER


  ---------------------------------------------------------------------------------------------------------------------------------


ATTACH VOID CHECK HERE
  ---------------------------------------------------------------------------------------------------------------------------------
9 TELEPHONE EXCHANGE REDEMPTION AND EXPEDITED TELEPHONE REDEMPTION
  ---------------------------------------------------------------------------------------------------------------------------------

  Signature guarantees are required if:  1. Redemption is over $50,000.
                                         2. Proceeds are to be sent to address other than record.

 ALL SHAREHOLDERS AND THEIR DEALER REPRESENTATIVES WILL AUTOMATICALLY RECEIVE TELEPHONE EXCHANGE AND REDEMPTION PRIVILEGES,
 (NON-CERTIFICATED SHARES ONLY) UNLESS AN ELECTION NOT TO RECEIVE THESE PRIVILEGES IS EXERCISED BELOW.

 /  / DO NOT CODE MY          /  / DO NOT CODE MY
      ACCOUNT FOR TELEPHONE        ACCOUNT FOR TELEPHONE
      EXCHANGE PRIVILEGE.           REDEMPTION PRIVILEGE.


      /  / PLEASE WIRE REDEMPTION PROCEEDS TO MY BANK. (I UNDERSTAND THE MINIMUM FOR WIRES IS $1,000.) MY VOIDED CHECK IS ATTACHED.


                                    NORTHSTAR
                             HIGH-YIELD INVESTMENTS
                                   PROSPECTUS
                                  July 7, 1997

                     (photo of star with fund names appears here)

This prospectus contains important information about investing in four Northstar
Funds: Northstar High Yield Fund, Northstar High Total Return Fund II, Northstar Strategic Income Fund and Northstar Balance Sheet Opportunities Fund. Please read the prospectus carefully before you invest and keep it for future reference. Your investment: is not a bank deposit, is not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency, is affected by market fluctuations -- there is no guarantee that the funds will achieve their objectives. Each of the funds has its own investment objective. Some of the Funds described in this prospectus seek high income or high returns while others may invest to a more limited extent in securities which may produce higher returns. High yield investments are subject to greater risks. Like all mutual funds, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

(This page intentionally left blank.)

WHAT'S INSIDE

(Photo of bull's eye appears here)
OBJECTIVES

(Photo of compass appears here)
INVESTMENT
STRATEGY

(Photo of safe appears here)
HOLDINGS

(Photo of scales appears here)
RISKS

(Photo of penny appears here)
WHAT
YOU PAY
TO INVEST

(Photo of pile of dollars appears here)
HOW THE
FUND HAS
PERFORMED

These pages contain a description of each of the funds included in this prospectus, including its objective, investment strategy, types of holdings, risks and portfolio managers.

You'll also find:

WHAT YOU PAY TO INVEST. A list of the fees and expenses you pay -- both directly and indirectly -- when you invest in the fund.

HOW THE FUND HAS PERFORMED. A chart that shows the fund's financial performance for up to ten years, by share class.

HIGH YIELD FUND                                                   4



HIGH TOTAL RETURN FUND II                                         6



STRATEGIC INCOME FUND                                             8



BALANCE SHEET OPPORTUNITIES FUND                                 10





MEET THE PORTFOLIO MANAGERS                                      12

YOUR GUIDE TO BUYING, SELLING AND                                13
EXCHANGING SHARES OF NORTHSTAR FUNDS

MUTUAL FUND EARNINGS AND YOUR TAXES                              16

THE BUSINESS OF MUTUAL FUNDS                                     18

THE RISKS OF INVESTING IN MUTUAL FUNDS                           20

WHERE TO GO FOR MORE INFORMATION                                 22

NORTHSTAR
HIGH YIELD
FUND
Registrant
Northstar High Yield Fund

Portfolio manager
Jeffrey Aurigemma

OBJECTIVE   (Photo of bull's eye appears here)
This fund seeks high current income by investing primarily in long-term and intermediate-term fixed income securities, with emphasis on high yield corporate debt instruments of domestic and foreign issuers.

INVESTMENT
STRATEGY     (Photo of compass appears here)
The fund invests mostly in high-yield bonds (junk bonds) to achieve high current income.

HOLDINGS     (Photo of safe appears here)
Under normal market conditions, the fund invests at least 65% of its assets in high yield or junk bonds rated below investment grade. It can hold up to 100% of its assets in debt securities rated as low as Ca by Moody's or CC by S&P or in securities that aren't rated but Northstar considers to be of equivalent quality, and up to 1% of its assets in bonds in the lowest rating categories. It may invest up to 35% of its net assets in foreign issuers, but only 10% can be in securities that are not listed on a U.S. securities exchange. The fund may also hold up to 25% of its assets in equity or equity-related instruments, such as preferred stocks, convertible securities and rights and warrants associated with debt instruments. It may also invest in other higher-risk securities and engage in other investment practices. These are described on page 36.



RISKS     (Photo of scales appears here)
All income funds are affected by changes in interest rates. This fund is also subject to the risks associated with investing in lower rated bonds that are speculative in nature, and foreign securities. Please refer to the section beginning on page 36, THE RISKS OF INVESTING IN MUTUAL FUNDS.

WHAT YOU PAY
TO INVEST      (Photo of penny appears here)
There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

Fees you pay directly
                                       Class A    Class B   Class C  Class T
----------------------------------------------------------------------------

 Maximum sales charge on your initial
 investment (as a % of offering price) % 4.75   none      none     none

 Maximum deferred sales charge         %  none(1) 5.00(2) 1.00(2) 4.00(2)

Operating expenses paid each year by the fund
(as a % of average net assets)
                                      Class A    Class B    Class C  Class T
----------------------------------------------------------------------------

 Management fee                     %   0.60      0.60       0.60     0.60

 12b-1 fee(3)                       %   0.30      1.00       1.00     0.65(4)

 Other expenses                     %   0.45      0.43       0.40     0.36

 Total fund operating expenses      %   1.35      2.03       2.00     1.61


Example
Here's an example of what you would pay in expenses if you invested $1,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example -- actual expenses and performance may vary.

                                    Year 1   Year 3  Year 5   Year 10
------------------------------------------------------------------------
 Class A
 with redemption                  $    61      88     118    202
 ........................................................................
 Class B
 with redemption                  $    71      94     129    218 (5)
 without redemption               $    21      64     109    218 (5)
 ........................................................................
 Class C
 with redemption                  $    30      63     108    233
 without redemption               $    20      63     108    233
 ........................................................................
 Class T
 with redemption                  $    56      71      88    184 (6)
 without redemption               $    16      51      88    184 (6)
 ........................................................................

(1)Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 27 for details.

(2) This charge decreases over time. Please see page 27 for details.

(3) Because of the 12b-1 fee, long-term shareholders may pay more than the maximum permitted front-end sales charge.

(4) The Class T 12b-1 Plan provides for payments up to 0.95%.

(5) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.

(6) Class T shares convert to Class A shares after year 8 or on June 2, 1998, whichever is later. This figure uses Class A expenses for years 9 and 10.


4  High Yield Fund

                                                                NORTHSTAR
                                                               HIGH YIELD
                                                                     FUND

HOW THE FUND
HAS PERFORMED


The following chart shows the fund's financial performance by share class. The 1995 and 1996 figures have been audited by Coopers & Lybrand L.L.P., independent accountants.

Audited by other independent accountants prior to 1995.

The fund's performance is also reported in national newspapers under these trading symbols: HiYldB or HiYldT.

                                                                  Class A                Class B              Class C
Year ended December 31,                                        1996    1995(1)        1996    1995(1)      1996    1995(1)
------------------------------------------------------------------------------------------------------------------------------
Operating performance
 Net asset value at the beginning of the period       $         8.56    8.68          8.57     8.68         8.57    8.68
 Net investment income                                $         0.76    0.48          0.71     0.44         0.72    0.44
 Net realized and unrealized gain (loss) on
   investments                                        $         0.44   (0.10)         0.43    (0.09)        0.42   (0.09)
 TOTAL FROM INVESTMENT OPERATIONS                     $         1.20    0.38          1.14     0.35         1.14    0.35
 Dividends from net investment income                 $       (0.75)  (0.50)        (0.69)   (0.46)       (0.76)  (0.46)
 Dividends from capital                               $       (0.07)      --        (0.07)       --       (0.07)      --
 TOTAL DISTRIBUTIONS                                  $       (0.82)  (0.50)        (0.76)   (0.46)       (0.76)  (0.46)
 NET ASSET VALUE AT THE END OF THE PERIOD             $         8.94    8.56          8.95     8.57         8.95    8.57
 TOTAL INVESTMENT RETURN (2)                          %        14.74    4.48         13.94     4.17        13.93    4.17

Ratios and supplemental data
 Net assets at the end of the period ($000s)          $       13,146   7,466        79,199   29,063       14,275   3,410
 Ratio of expenses to average net assets              %         1.11    1.02(4)       1.81     1.71(4)      1.82    1.72 (4)
 Ratio of expense reimbursement to average net assets %           --      --            --       --           --      --
 Ratio of net investment income to average net assets %         8.60    9.83(4)       7.88     9.18(4)      7.85    9.29 (4)
 Average commissions per share                        $       0.0777      --        0.0777       --       0.0777      --
 Portfolio turnover rate                              %          128     103           128      103          128     103

                                                                                      Class T
Year ended December 31,                                    1996    1995    1994     1993    1992    1991   1990    1989(3)
----------------------------------------------------------------------------------------------------------------------------
Operating performance
 Net asset value at the beginning of the period       $     8.56    8.29    9.31     9.09    7.94    6.27   8.55   10.00
 Net investment income                                $     0.73    0.84    0.81     0.85    0.92    1.08   1.12    0.60
 Net realized and unrealized gain (loss) on
        investments                                   $    0.45    0.26   (0.99)    0.80    1.19   1.67  (2.30)   (1.45)
 TOTAL FROM INVESTMENT OPERATIONS                     $     1.18    1.10  (0.18)     1.65    2.11    2.75 (1.18)  (0.85)
 Dividends from net investment income                 $   (0.73)  (0.83)  (0.83)   (0.83)  (0.94)  (1.08) (1.10)  (0.60)
 Dividends from net realized gain                     $       --      --  (0.01)   (0.60)  (0.02)      --     --      --
 Distributions from capital                           $   (0.07)      --      --       --      --      --     --      --
 TOTAL DISTRIBUTIONS                                  $   (0.80)  (0.83)  (0.84)   (1.43)  (0.96)  (1.08) (1.10)  (0.60)
 NET ASSET VALUE AT THE END OF THE PERIOD             $     8.94    8.56    8.29     9.31    9.09    7.94   6.27    8.55
 Total investment return (2)                          %    14.49   13.71  (2.18)    18.89   27.57   46.49 (14.59)  (8.81)

Ratios and supplemental data
 Net assets at the end of the period ($000s)          $  124,431 139,711 136,426  125,095  64,063  25,651 11,342  11,045
 Ratio of expenses to average net assets              %     1.31    1.33    1.34     1.40    1.50    1.50   1.44    1.35(4)
 Ratio of expense reimbursement to average net assets %       --      --      --       --    0.05    0.46   0.81    1.30(4)
 Ratio of net investment income (loss) to average
    net assets                                        %     8.43    9.69     9.08    8.84   10.30  14.84   15.15  11.44(4)
 Average commissions per share                        $   0.0777      --      --       --      --      --     --      --
Portfolio turnover rate                               %     128     103      86      176     122      57    156      40

(1) Classes A, B & C commenced operations on June 5, 1995.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3) Class T commenced operations on May 30, 1989.
(4) Annualized.

(Photo of phone appears here)
If you have any questions,
please call 1-800-595-7827


                                                     High Yield Fund  5

NORTHSTAR
HIGH TOTAL
RETURN FUND II
                                                  Registrant
                                                  Northstar Trust

                                                  Portfolio manager
                                                  Thomas Ole Dial

OBJECTIVE  (Photo of bull's eye appears here)
This fund seeks high income and capital appreciation.

INVESTMENT
STRATEGY    (Photo of compass appears here)
The fund invests primarily in higher-yielding, lower-rated bonds (junk bonds) to achieve high current income with potential for capital growth.






HOLDINGS     (Photo of safe appears here)
Under normal market conditions, the fund invests at least 65% of its total assets in high-yielding, lower-rated U.S. dollar-denominated debt securities of U.S. and foreign issuers. It may also invest up to 35% of its total assets in securities denominated in foreign currencies. No more than 50% of its assets can be in securities of foreign issuers, including 35% in emerging market debt. Most of the debt securities the fund invests in are lower rated and considered speculative, including bonds in the lowest rating categories and unrated bonds. It can invest up to 10%, and can hold up to 25% of its assets in securities rated below Caa by Moody's or CCCby S&P. It also holds debt securities that pay fixed, floating or adjustable interest rates and may hold pay-in-kind securities and discount obligations, including zero coupon securities. The fund may also invest in equity or equity-related securities, such as common stock, preferred stock, convertible securities and rights and warrants attached to debt instruments. It may also invest in other higher-risk securities and engage in other investment practices. These are described on page 36.

RISKS     (Photo of scales appears here)
All income funds are affected by changes in interest rates. This fund is also subject to the risks associated with investing in lower-rated bonds that are speculative in nature and foreign securities. Please refer to the section beginning on page 36, THE RISKS OF INVESTING IN MUTUAL FUNDS.

WHAT YOU PAY
TO INVEST       (Photo of penny appears here)
There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.


Fees you pay directly                  Class A     Class B  Class C
------------------------------------------------------------------------------

 Maximum sales charge on your initial
 investment (as a % of offering price) % 4.75       none     none

 Maximum deferred sales charge         % none(1)    5.00(2)  1.00(2)

Operating expenses paid each year by the fund
(as a % of average net assets)
                                       Class A     Class B  Class C
------------------------------------------------------------------------------

 Management fee                     %    0.75       0.75     0.75

 12b-1 fee(3)                       %    0.30       1.00     1.00

 Other expenses(4)                  %    0.20       0.20     0.20

 Total fund operating expenses
 after reimbursement                %    1.25       1.95    1.95

Example
Here's an example of what you would pay in expenses if you invested $1,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example -- actual expenses and performance may vary.

                                   Year 1    Year 3  Year 5  Year 10
------------------------------------------------------------------------------
 Class A
 with redemption                  $    60      85     113    191
 ..............................................................................
 Class B
 with redemption                  $    70      91     125    209 (5)
 without redemption               $    20      61     105    209 (5)
 ..............................................................................
 Class C
 with redemption                  $    30      61     105    227
 without redemption               $    20      61     105    227
 ..............................................................................
(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 27 for details.

(2) This charge decreases over time. Please see page 27 for details.

(3) Because of the 12b-1 fee, long-term shareholders may pay more than the maximum permitted front-end sales charge.

(4) These figures are after the adviser reimbursed certain expenses. Before reimbursement, other expenses would have been 19.42% for Class A and 18.30% for Class B and C. Total fund operating expenses would have been 20.47% for Class A and 20.05% for Class B and C.

(5) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.

6  High Total Return Fund II

NORTHSTAR HIGH TOTAL RETURN FUND II
HOW THE FUND
HAS PERFORMED   (Photo of pile of dollars appears here)



The following chart shows the fund's financial performance by share class. These figures are unaudited.

                                                                      Class A(1)          Class B(1)         Class C(1)
Three months ended April 30, 1997
---------------------------------------------------------------------------------------------------------------------------
Operating performance(2)
 Net asset value at the beginning of the period                      $     5.00              5.00               5.00
 Net investment income                                               $    0.07               0.07               0.07
 Net realized and unrealized loss on investments                     $   (0.10)             (0.11)            (0.11)
 TOTAL FROM INVESTMENT OPERATIONS                                    $   (0.03)             (0.04)             (0.04)
 Dividends from net investment income                                $   (0.06)             (0.05)             (0.05)
 TOTAL DISTRIBUTIONS                                                 $   (0.06)             (0.05)            (0.05)
 NET ASSET VALUE AT THE END OF THE PERIOD                            $    4.91               4.91               4.91
 Total investment return(3)                                          %   (0.54)             (0.71)            (0.71)

Ratios and supplemental data(2)
 Net assets at the end of the period ($000s)                         $      98                  1                 1
 Ratio of expenses to average net assets                             %    1.50(4)            2.20(4)            2.20(4)
 Ratio of expense reimbursement to average net assets                %   18.97(4)           17.85(4)           17.85(4)
 Ratio of net investment income to average net assets                %    6.34(4)            5.29(4)            5.29(4)
 Portfolio turnover rate                                             %      23                 23                 23

(1) Classes A, B and C commenced operations on January 31, 1997.

(2) Unaudited.

(3) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(4) Annualized.

(Photo of phone appears here)
If you have any questions,
please call 1-800-595-7827.


                                        High Total Return Fund II   7

                                     NORTHSTAR
                                 STRATEGIC INCOME
                                       FUND

Registrant
Northstar Strategic Income Fund

Portfolio manager
Ryan Johanson

OBJECTIVE   (Photo of bull's eye appears here)
This fund seeks high current income and a net asset value with limited volatility by allocating substantially all of its assets among (i) U.S. Government Securities, (ii) high yield securities, including preferred stocks, convertible securities, zero coupon, pay-in-kind securities and lower-rated foreign government securities, (iii) investment grade corporate debt securities, and (iv) investment grade securities that Northstar determines to be of equivalent quality) issued by foreign governments or their agencies or instrumentalities, or supranational entities.

INVESTMENT
STRATEGY     (Photo of compass appears here)
The portfolio manager rotates the allocation of assets between the four sectors based on the economic outlook, to maximize current income without assuming undue risk. To control risk, the fund will never allocate more than 60% of its assets to a single sector.

HOLDINGS     (Photo of safe appears here)
In addition to the securities listed above, the fund holds debt securities rated as low as Ca by Moody's or CC by S&P or in securities that aren't rated but Northstar considers to be equivalent quality (junk bonds). Up to 10% of the assets allocated to the high yield sector can be in bonds in the lowest rating categories (C by Moody's and D by S&P) including bonds in default. It may also invest in other higher-risk securities and engage in other investment practices. These are described on page 36.

RISKS     (Photo of scales appears here)
All income funds are affected by changes in interest rates. This fund is also subject to the risks associated with investing in junk bonds and foreign securities, but the fund also attempts to limit these risks by investing in less volatile securities. Please refer to the section beginning on page 36, THE RISKS OF INVESTING IN MUTUAL FUNDS.

WHAT YOU PAY
TO INVEST        (Photo of penny appears here)
There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

Fees you pay directly
                                         Class A  Class B   Class C  Class T
-----------------------------------------------------------------------------
 Maximum sales charge on your initial
 investment (as a % of offering price) %   4.75     none     none    none

 Maximum deferred sales charge         %   none(1)  5.00(2)  1.00(2) 4.00(2)

Operating expenses paid each year by the fund
(as a % of average net assets)
                                      Class A Class B Class C  Class T
-----------------------------------------------------------------------------
 Management fee                     %   0.65   0.65   0.65    0.65

 12b-1 fee(3)                       %   0.30   1.00   1.00    0.95(4)

 Other expenses                     %   0.65   0.62   0.61    0.52

 Total fund operating expenses      %   1.60   2.27   2.26    2.12


Example
Here's an example of what you would pay in expenses if you invested $1,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example -- actual expenses and performance may vary.
                                   Year 1    Year 3  Year 5 Year 10
----------------------------------------------------------------------
 Class A
 with redemption                  $    63      96     130    228
 ......................................................................
 Class B
 with redemption                  $    73     101     142    243 (5)
 without redemption               $    23      71     122    243 (5)
 ......................................................................
 Class C
 with redemption                  $    33      71     121    260
 without redemption               $    23      71     121    260
 ......................................................................
 Class T
 with redemption                  $    62      86     114    232 (6)
 without redemption               $    22      66     114    232 (6)
 ......................................................................

(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 27 for details.

(2) This charge decreases over time. Please see page 27 for details.

(3) Because of the 12b-1 fee, long-term shareholders may pay more than the maximum permitted front-end sales charge.

(4) The Class T 12b-1 Plan provides for payments up to 1.00%.

(5) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10. (6)Class T shares convert to Class A shares after year 8 or on June 2, 1998, whichever is later. This figure uses Class A expenses for years 9 and 10.

8  Strategic Income Fund

                         NORTHSTAR STRATEGIC INCOME FUND
HOW THE FUND
HAS PERFORMED   (Photo of pile of dollars appears here)



The following chart shows the fund's financial performance by share class. The 1995 and 1996 figures have been audited by Coopers & Lybrand L.L.P., independent accountants.

Audited by other independent accountants prior to 1995.

The fund's performance is also reported in national newspapers under these trading symbols: StrIncA, StrIncB or StrInT.

                                                             Class A                Class B              Class C
Year ended December 31,                                   1996    1995(1)        1996    1995(1)      1996    1995(1)
---------------------------------------------------------------------------------------------------------------------
Operating performance
 Net asset value at the beginning of the period       $   12.40   12.24         12.39    12.24        12.38   12.24
 Net investment income                                $    0.93    0.63          0.85     0.55         0.85    0.55
 Net realized and unrealized gain on investments      $    0.35    0.13          0.36     0.15         0.35    0.14
 TOTAL FROM INVESTMENT OPERATIONS                     $    1.28    0.76          1.21     0.70         1.20    0.69
 Dividends from net investment income                 $  (1.01)  (0.60)        (0.93)   (0.55)       (0.93)  (0.55)
 TOTAL DISTRIBUTIONS                                  $  (1.01)  (0.60)        (0.93)   (0.55)       (0.93)  (0.55)
 NET ASSET VALUE AT THE END OF THE PERIOD             $   12.67   12.40         12.67    12.39        12.65   12.38
 Total investment return (2)                          %   10.88    6.40         10.18     5.89        10.11    5.81

Ratios and supplemental data
 Net assets at the end of the period ($000s)          $  17,293  21,790        30,733   22,143        4,222   2,172
 Ratio of expenses to average net assets              %    1.40    1.36(3)       2.10     2.06(3)      2.10    2.02 (3)
 Ratio of expense reimbursement to average net assets %    0.05    0.07(3)       0.09     0.06(3)      0.11    0.06 (3)


 Ratio of net investment income to average net assets %    7.55    7.03(3)       6.82     6.47(3)      6.79    6.48 (3)
 Portfolio turnover rate                              %     130     153           130      153          130     153


Class T
Year ended December 31,                                    1996    1995   1994(4)
-----------------------------------------------------------------------------------------
Operating performance
 Net asset value at the beginning of the period       $    12.39   11.71   12.00
 Net investment income                                $     0.88    0.98   0.519
 Net realized and unrealized gain (loss) on
   investments                                        $     0.35    0.66   (0.25)
 TOTAL FROM INVESTMENT OPERATIONS                     $     1.23    1.64    0.26
 Dividends from net investment income                 $   (0.95)  (0.96)   (0.49)
 Dividends from net realized gain on investments sold $     --       --  (0.05)
 Distributions from capital                           $     --       --  (0.01)
 TOTAL DISTRIBUTIONS                                  $   (0.95)  (0.96)  (0.55)
 NET ASSET VALUE AT THE END OF THE PERIOD             $    12.67   12.39   11.71
 Total investment return (2)                          %    10.39   14.54    2.14

Ratios and supplemental data
 Net assets at the end of the period ($000s)          $   27,350  30,228  25,252
 Ratio of expenses to average net assets              %     1.90    1.90    1.90 (3)
 Ratio of expense reimbursement to average net assets %     0.09    0.28    0.63 (3)
 Ratio of net investment income (loss) to average
   net assets                                         %     7.07     6.86   7.92 (3)
 Portfolio turnover rate                              %      130     153     156

(1) Classes A, B & C commenced operations on June 5, 1995.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges.

(3) Annualized.

(4) Class T commenced operations on  July 1, 1994.

(Photo of phone appears here)
If you have any questions,
please call 1-800-595-7827


                                             Strategic Income Fund  9

NORTHSTAR
BALANCE SHEET
OPPORTUNITIES
FUND
                                               Registrant
                                               Northstar Balance Sheet
                                               Opportunities Fund

                                               Portfolio manager
                                               Thomas Ole Dial

OBJECTIVE    (Photo of bull's eye appears here)
This fund seeks income, with a secondary objective of capital appreciation, primarily by investing in domestic debt and equity securities.

INVESTMENT
STRATEGY     (Photo of compass appears here)
The portfolio manager reviews various factors relating to a potential issuer, especially its financial statements, to determine which type of security -- debt or equity -- offers the best potential for a high current income combined with the potential for capital growth.

HOLDINGS    (Photo of safe appears here)
Under normal market conditions, the fund invests at least 65% of its assets in income producing securities. It may hold up to 50% of its assets in debt securities rated as low as B by Moody's or S&P (junk bonds). Equity securities include common stocks, preferred stocks, convertible securities and warrants and other stock purchase rights. Income-producing securities have varying maturities and pay fixed, floating or adjustable interest rates. The fund may also hold pay-in-kind securities and discount obligations, including zero coupon securities. The fund may invest up to 20% of its net assets in foreign issuers, but only 10% of its net assets can be in securities that are not listed on a U.S. securities exchange. It may also invest in other higher-risk securities and engage in other investment practices. These are described on page 36.




RISKS   (Photo of scales appears here)
All income and growth funds are affected by changes in interest rates. This fund is also subject to the risks associated with investing in junk bonds and foreign securities. Please refer to the section beginning on page 36, THE RISKS OF INVESTING IN MUTUAL FUNDS.

WHAT YOU PAY
TO INVEST      (Photo of penny appears here)
There are two types of fees and expenses when you invest in mutual funds: fees, including sales charges, you pay directly when you buy or sell shares, and operating expenses paid each year by the fund.

Fees you pay directly                    Class A  Class B Class C Class T
-------------------------------------------------------------------------
 Maximum sales charge on your initial
 investment (as a % of offering price)  %  4.75   none    none       none

 Maximum deferred sales charge          %  none(1) 5.00(2) 1.00 (2) 4.00(2)

Operating expenses paid each year by the fund
(as a % of average net assets)
                                      Class A Class B Class C Class T
-------------------------------------------------------------------------
 Management fee                     %   0.65   0.65   0.65    0.65

 12b-1 fee(3)                       %   0.30   1.00   1.00    0.75

 Other expenses                     %   0.63   0.61   0.58    0.60

 Total fund operating expenses      %   1.58   2.26   2.23    2.00


Example
Here's an example of what you would pay in expenses if you invested $1,000, reinvested all your dividends, the fund earned an average annual return of 5%, and annual operating expenses remained at the current level. Keep in mind that this is only an example -- actual expenses and performance may vary.

                                     Year 1  Year 3 Year 5 Year 10
----------------------------------------------------------------------
 Class A
 with redemption                  $    63      95     129    226
 ......................................................................
 Class B
 with redemption                  $    73     101     141    242 (4)
 without redemption               $    23      71     121    242 (4)
 ......................................................................
 Class C
 with redemption                  $    33      70     119    256
 without redemption               $    23      70     119    256
 ......................................................................
 Class T
 with redemption                  $    60      83     108    222 (5)
 without redemption               $    20      63     108    222 (5)
 ......................................................................

(1) Except for purchases of $1 million or more, when you sell any of the shares within 18 months of when you bought them. Please see page 27 for details.

(2) This charge decreases over time. Please see page 27 for details.

(3) Because of the 12b-1 fee, long-term shareholders may pay more than the maximum permitted front-end sales charge.

(4) Class B shares convert to Class A shares after year 8. This figure uses Class A expenses for years 9 and 10.

(5) Class T shares convert to Class A shares after year 8 or on June 2, 1998, whichever is later. This figure uses Class A expenses for years 9 and 10.

10  Balance Sheet Opportunities Fund

                        NORTHSTAR BALANCE SHEET OPPORTUNITIES FUND
HOW THE FUND
HAS PERFORMED   (Photo of pile of dollars appears here)
The following chart shows the fund's financial performance by share class. The 1995 and 1996 figures have been audited by Coopers & Lybrand L.L.P., independent accountants.
Audited by other independent accountants prior to 1995.

The fund's performance is also reported in national newspapers under this trading symbol: BaShOpT.

                                                             Class A                Class B                Class C
Year ended December 31,                                 1996        1995(1)     1996      1995(1)     1996      1995(1)
---------------------------------------------------------------------------------------------------------------------------
Operating performance
 Net asset value at the beginning of the period        $ 12.53        12.77     12.51      12.77    12.52      12.77
 Net investment income                                 $  0.56         0.43      0.50       0.35     0.49       0.38
 Net realized and unrealized gain on investments       $  0.74         1.06      0.71       1.09     0.70       1.07
 TOTAL FROM INVESTMENT OPERATIONS                      $  1.30         1.49      1.21       1.44     1.19       1.45
 Dividends from net investment income                  $ (0.57)       (0.48)    (0.50)     (0.45)   (0.48)     (0.45)
 Dividends from net realized gain on investments sold  $ (1.48)       (1.25)    (1.48)     (1.25)   (1.48)     (1.25)
 TOTAL DISTRIBUTIONS                                   $ (2.05)       (1.73)    (1.98)     (1.70)   (1.96)      1.70
 NET ASSET VALUE AT THE END OF THE PERIOD              $ 11.78        12.53     11.74      12.51    11.75      12.52
 Total investment return (2)                           % 10.54        11.95      9.76      11.56     9.72      11.49

Ratios and supplemental data
 Net assets at the end of the period ($000s)           $ 1,100          797     3,765      1,759       372       231
 Ratio of expenses to average net assets               %  1.40         1.27 (3)  2.10       1.95 (3)  2.10      1.91 (3)
 Ratio of expense reimbursement to average net assets  %  0.09           --      0.07        --       0.10      --
 Ratio of net investment income to average net assets  %  4.30         4.99 (3)  3.64      4.38(3)    3.61      4.49
 (3)
 Average commissions per share                         $0.0690           --    0.0690        --     0.0690       --
 Portfolio turnover rate                               %   107          131              107          131        107
 131



                                                                                        Class T
Year ended December 31,                             1996    1995    1994     1993    1992    1991   1990     1989    1988    1987
---------------------------------------------------------------------------------------------------------------------------------
Operating performance
 Net asset value at the beginning
   of the period                               $    12.54   11.54   12.94    12.05   11.66   10.13  10.71    9.71     9.11   10.39
 Net investment income                         $     0.53    0.57    0.57     0.49    0.55    0.57   0.61    0.68     0.62    0.56
 Net realized and unrealized gain (loss) on
   investments                                 $     0.73    2.27   (1.25)    1.20    0.36   1.53  (0.54)     1.00    0.58   (1.04)

 TOTAL FROM INVESTMENT OPERATIONS              $     1.26    2.84  (0.68)     1.69    0.91    2.10   0.07    1.68     1.20   (0.48)
 Dividends from net investment income          $    (0.53)  (0.59)  (0.54)   (0.49)  (0.52)  (0.57) (0.63)  (0.68)   (0.60)  (0.57)

 Dividends from net realized gain on
   investments sold                            $    (1.48)  (1.25)  (0.16)   (0.31)     --      --     --      --       --   (0.22)
 Distributions from capital                    $       --      --  (0.02)       --      --      -- (0.02)      --       --   (0.01)

 TOTAL DISTRIBUTIONS                           $    (2.01)  (1.84)  (0.72)   (0.80)  (0.52)  (0.57) (0.65)  (0.68)   (0.60)  (0.80)
 NET ASSET VALUE AT THE END OF THE PERIOD      $    11.79   12.54   11.54    12.94   12.05   11.66  10.13   10.71     9.71    9.11

 Total investment return (2)                   %    10.18   25.11   (5.33)   14.08    8.06   21.17   0.78   17.70    13.39   (5.35)

Ratios and supplemental data
 Net assets at the end of the period ($000s)   $   59,490  72,472  73,764   80,841  56,823  49,367 44,750  58,006   57,425  58,772

 Ratio of expenses to average net assets       %     1.69    1.68    1.69     1.77    2.02    2.06   2.10    2.04     2.10    1.98
 Ratio of expense reimbursement to
   average net assets                          %     0.06     --      --       --      --      --     --      --       --      --

 Ratio of net investment income to average
 net assets                                    %     3.99    4.44    4.36     3.99    4.73    5.21   5.73    6.38     6.30    5.70
 Average commissions per share                 $   0.0690      --      --       --      --      --     --      --       --      --

 Portfolio turnover rate                       %      107     131      59       38      59      77     57      56       25      46

(1) Classes A, B & C commenced operations on June 5, 1995.

(2) Assumes dividends have been reinvested and does not reflect the effect of sales charges. Unaudited prior to 1992.

(3) Annualized.


(Photo of phone appears here)
If you have any questions,
please call 1-800-595-7827

Balance Sheet Opportunities Fund  11

MEET THE
PORTFOLIO
MANAGERS

JEFFREY AURIGEMMA

Jeffrey Aurigemma has managed the Northstar High Yield Fund since May 1997. He joined Northstar in October 1993.

Mr. Aurigemma has over seven years of experience in the management of high-yield fixed-income investments. From October 1993 through May 1997 he was a Senior Credit Analyst for the Northstar High Total Return Fund. Before joining Northstar, he was a Senior Analyst--Fixed Income for National Securities & Research Corporation.

THOMAS OLE DIAL

Thomas Ole Dial has managed the Northstar High Total Return Fund II since its inception, and has managed the Northstar Balance Sheet Opportunities Fund since May 1997. He has managed the Northstar High Total Return Fund since its inception in November 1993. Mr. Dial, who has over ten years of money management experience, joined Northstar in October 1993.

Before joining Northstar, Mr. Dial was Executive Vice President, Chief Investment Officer-Fixed Income of National Securities & Research Corporation, and Senior Portfolio Manager of the National Bond Fund from August 1990 through July 1993.

RYAN JOHANSON

Ryan Johanson has managed the Northstar Government Securities Fund since March 1997, and has managed the Northstar Strategic Income Fund since May 1997. He joined Northstar in March 1997.

Mr. Johanson has over ten years of experience in fixed-income investments. Before joining Northstar, he was Director of Global Market Risk Management--Asia for Barclays Bank, Senior Manager of Banque Indosuez, and Chief Investment Officer at Fidelity Federal Bank.

PERFORMANCE
PROFILE:

THOMAS OLE DIAL


These figures demonstrate Mr. Dial's historical track record. They do not indicate how the Northstar High Total Return Fund II will perform in the future.


                           Northstar High  Lehman High
                            Total Return    Yield Bond
                              Fund (%)      Index (%)

One year, ended
April 30, 1997                  7.65          11.56

Three years, ended
April 30, 1997                  9.45          12.60

Cumulative total return
November 1993 to April 1997    31.84          36.53


                                                            UNIT VALUE

                                            1994           1995            1996            1997
Northstar High Total Return Fund  1.03 1.02 1.00 0.97 0.94 1.00 1.04 1.09 1.14 1.20 1.25 1.29 1.32
Lehman High Yield Bond Index      1.02 1.00 0.99 1.01 1.01 1.07 1.13 1.16 1.20 1.22 1.24 1.29 1.35


                            National  Lehman High
                           Bond Fund   Yield Bond
                                 (%)    Index (%)

One year, ended April 30, 1997   7.65    11.56

Three years, ended April
  30, 1997                       9.45    12.60

Cumulative total return         31.84    36.53



November 1993 to April 1997


                                                         UNIT VALUE

                                          1990         1991        1992        1993
National Bond Fund               0.90 0.84 1.01 1.13 1.22 1.28 1.49 1.57 1.62 1.60 1.77 1.87
Lehman High Yield Bond Index     0.87 0.85 1.03 1.11 1.19 1.25 1.35 1.38 1.44 1.49 1.58 1.65


Before joining Northstar in October 1993, Mr. Dial served as Executive Vice President, Chief Investment Officer-Fixed Income of National Securities & Research Corporation. He was Senior Portfolio Manager of the National Bond Fund from August 1990 through July 1993 and had full discretionary authority for the selection of the fund's investments. On July 31, 1993 the fund had $614.7 million in net assets.

The National Bond Fund had investment objectives, policies and strategies that were substantially similar to those of the Northstar High Total Return Fund II, which Mr. Dial now manages.

The chart shows the average annual returns for the National Bond Fund during the period when Mr. Dial managed the fund.

These figures reflect changes in share prices and reinvestment of dividends and distributions, and are after deduction of all fund fees and expenses.

Included for comparison are performance figures of the Lehman Brothers High Yield Bond Index, an unmanaged index of fixed rate, publicly issued, non-investment grade debt registered with the SEC. This index is considered to be representative of the United States market for non-investment grade debt. It has been adjusted to reflect reinvestment of dividends.

                                                           YOUR GUIDE TO BUYING,
                                                   SELLING AND EXCHANGING SHARES
                                                              OF NORTHSTAR FUNDS
THERE ARE THREE STEPS TO TAKE WHEN YOU WANT TO BUY, SELL OR EXCHANGE SHARES OF OUR FUNDS: o first, choose a share class
o second, open a Northstar account and make your first investment
o third, choose one of several ways to buy, sell or exchange shares.
CHOOSING A
SHARE CLASS

All Northstar funds are
available in Class A, Class B
and Class C shares.

The chart below summarizes the differences between the share classes--your choice of share class will depend on how much you are investing and for how long. Large investments qualify for a reduced Class A sales charge and avoid the higher distribution fees of classes B and C. Investments in Class B and Class C shares don't have a front-end sales charge but there is a restriction on the amount you can invest at one time. Your financial adviser can help you, or feel free to call us for more information.

Some of our funds also have Class T shares. You can no longer buy Class T shares unless you are reinvesting income, or exchanging Class T shares you already own, including Class T shares of The Cash Management Fund of Salomon Brothers Investment Series (a money-market fund that's available through Northstar, but isn't one of the Northstar funds).

We've listed actual expenses charged to the funds beginning on page 4.

 Maximum        Class A    no limit
 amount you     Class B    $500,000
 can buy        Class C    $750,000
                Class T    can only be purchased by reinvesting income or
                           exchanging other Class T shares
==========================================================================

 Front end      Class A    yes, varies by size of investment
 sales charge   Class B    none
                Class C    none
                Class T    none
==========================================================================
 Deferred       Class A    only on investments of $1 million or more if you
                           sell within 18 months
 sales charge   Class B    yes, if you sell within 5 years
                Class C    yes, if you sell within 1 year Class T yes,
                           if you sell within 4 years
============================================================================

 Service fee    Class A    0.25% per year
                Class B    0.25% per year
                Class C    0.25% per year
                Class T    0.25% per year

 Distribution   Class A    0.05% per year
 fee            Class B    0.75% per year
                Class C    0.75% per year
                Class T    from 0.40% to 0.75% per year (varies by fund)
=============================================================================

 Conversion     Class B    Class B shares convert to class A after 8 years
                Class T    Class T shares convert to class A after 8 years
                           or on June 2, 1998 (whichever is later)

(Photo of phone appears here)
If you have any questions,
please call 1-800-595-7827

YOUR GUIDE TO BUYING,
SELLING AND EXCHANGING SHARES
OF NORTHSTAR FUNDS

FRONT-END SALES
CHARGES
(Class A shares only)

Your investment                           Front-end sales charge            Amount retained by dealers
--------------------------------------------------------------------------------------------------------

                                  as a percentage        as a percentage               as a percentage
                           of your net investment      of offering price             of offering price
up to $99,999                                4.99                   4.75                          4.00
$100,000 to $249,999                         3.90                   3.75                          3.10
$250,000 to $499,999                         2.83                   2.75                          2.30
$500,000 to $999,999                         2.04                   2.00                          1.70
$1,000,000 and over                            --                     --                            --

WAYS TO REDUCE FRONT-END SALES CHARGES
There are three ways you can reduce your sales charges.

1. Take advantage of purchases you've already made
   Rights of accumulation let you combine the value of all the Class A shares you already own with your current investment to calculate your sales charge.

2. Take advantage of purchases you intend to make
   By signing a non-binding letter of intent, you can combine investments you plan to make over a 13 month period to calculate the sales charge you'll pay on each investment.

3. Buy as part of a group of investors You can combine your investments with others in a recognized group when calculating your sales charge. The following is a general list of the groups Northstar recognizes for this benefit.

   o you, your spouse and your children under the age of 21

   o a trustee or fiduciary for a single trust, estate or fiduciary account (including qualifying pension, profit sharing and other employee benefit trusts)

   o any other organized group that has been in existence for at least six months, and wasn't formed solely for the purpose of investing at a discount.

4. You may not have to pay front-end sales charges or a CDSC if you are:

o an active or retired trustee, director, officer, partner or employee (including immediate family) of


    - Northstar or of any of its affiliated companies
    - any Northstar affiliated investment company
    - a dealer that has a sales agreement with the distributor

o a trustee or custodian of any qualified retirement plan or IRA established for the benefit of anyone in the point above

o a dealer, broker or registered investment adviser who has entered into an agreement with the distributor providing for the use of shares of the fund in particular investment products such as "wrap accounts" or other similar managed accounts for the benefit of your clients

o a service provided for Northstar, any Northstar affiliated company, or any Northstar affiliated investment company

o  a Brandes employee, officer or partner.

You won't pay a sales charge when you buy Class A shares of the fund through a dealer by transferring the proceeds of the sale of another open-end fund, so long as:
o you have held the shares in the fund you're selling for at least six months, and you paid a sales charge when you bought them

o you send the proceeds of the sale directly to Northstar or our agent or hold them in cash or a money market fund

o you buy the shares of the fund within 60 days of the sale, and

o the fund has the same or a similar investment objective.

Pension, profit sharing and other benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 456 of the Code don't pay a front-end sales charge or a CDSC, as long as the shares are purchased by an employer sponsored plan with at least 50 eligible employees.

If you think you might be eligible to reduce your sales charges using any of these methods, please call us or consult the Statement of Additional Information
(SAI).

DEFERRED SALES
CHARGES
(Classes A, B, C & T)

We deduct a contingent deferred sales charge (CDSC) from the proceeds when you sell shares as indicated below. CDSC is charged on the current market value of the shares, or on the price you paid for them, whichever is less. You aren't charged a CDSC on shares you acquired by reinvesting your dividends, or on amounts representing appreciation.

When you ask us to sell shares, we will sell those that are exempt from the CDSC first, and then sell the shares you have held the longest. This helps keep your CDSC as low as possible.

CLASS A SHARES
There is generally no CDSC on Class A shares, except for purchases of $1 million or more, when you sell them within 18 months of when you bought them.

Your investment         CDSC on shares being sold

First $1,000,000 to $2,499,999              1.00%

$2,500,000 to $4,999,999                    0.50%

$5,000,000 and over                         0.25%


CLASS B, C & T SHARES
Years after you       Class B    Class C   Class T
bought the shares

1st year               5.00%      1.00%     4.00%

2nd year               4.00%       none     3.00%

3rd year               3.00%       none     2.00%

4th year               2.00%       none     1.00%

5th year               2.00%       none      none

after 5 years           none       none      none

WHEN THE CDSC MIGHT BE WAIVED
We may waive the CDSC for Class B and Class C shares if:

o  the shareholder dies or becomes disabled

o  you're selling your shares through our systematic withdrawal program

o  you're selling shares of a retirement plan and you are over 70 1/2 years old

o you're exchanging Class B, C or T shares for the same class of shares of another Northstar fund.

If you think you might be eligible for a CDSC waiver, please call us or consult the SAI.

(Photo of phone appears here)
If you have any questions,
please call 1-800-595-7827

YOUR GUIDE TO BUYING,
SELLING AND EXCHANGING SHARES
OF NORTHSTAR FUNDS

OPENING A
NORTHSTAR
ACCOUNT

Once you've chosen the funds you would like to invest in and the share class you prefer, you're ready to open an account.

First, determine how much money you want to invest. The minimum initial investment for Northstar funds is:

o  $2,500 for non-retirement accounts

o  $250 for retirement accounts

o  $25 if you are investing using our automatic investment plan (see page 30).



Next, open an account in one of two ways:

o give a check to your broker, who will open an account for you, or
o complete the application enclosed with this prospectus and mail it to us, along with your check, made payable to Northstar Funds.

TAX-SHELTERED RETIREMENT PLANS
Call or write to us about opening your Northstar account as any one of the following retirement plans:

o  IRAs,

o  SEP-IRAs,

o  retirement and profit sharing plans for self-employed persons (Keogh),

o  and corporate retirement plans (401(k)).
BUYING, SELLING
AND EXCHANGING

Once you've opened an account and made your first investment, you can choose one of three ways to buy, sell or exchange shares of Northstar funds:

o through your broker

o directly, by mail or over the telephone

o using one of our automatic plans.

We'll send you a confirmation statement every time you make a transaction that affects your account balance, except when we pay distributions.

Instructions for each option appear in the chart on page 30, but here are a few things you should know before you begin.

HOW SHARES ARE
PRICED

The price you pay or receive when you buy, sell or exchange shares is determined by the fund's net asset value (NAV) per share and share class. NAV is calculated each business day at the close of regular trading on the New York Stock Exchange (usually 4:00 Eastern Standard Time) by dividing the net assets of each fund class by the number of shares outstanding. To calculate NAV, we determine the fair market value of the fund's portfolio securities using the method described in the SAI.

When you're buying shares, you'll pay the NAV that is next calculated after we receive your order in proper form, plus any sales charges that apply. When you're selling shares, you'll receive the NAV that is next calculated after we receive your order in proper form, less any deferred sales charges that apply.

SOME RULES FOR
BUYING

o  The minimum amount of each investment after your first one is:

   - $100 for non-retirement accounts

   - $25 for retirement accounts

   - $25 if you are investing using our automatic investment plan (see page 30).

o We record most shares on our books electronically. We will issue a certificate if you ask us to in writing, however most of our shareholders prefer not to have their shares in certificate form because certificated shares can't be sold or exchanged by telephone or using the systematic withdrawal program.

o  We have the right to refuse a request to buy shares.

SOME RULES FOR
SELLING

o Selling your shares may result in a deferred sales charge. Please refer to the table on page 27.

o We'll pay you within three days from the time we receive your request to sell, unless you're selling shares you recently paid for by check. In that case, we'll pay you when your check has cleared, which may take up to 15 days.

o If you are a corporation, partnership, executor, administrator, trustee, custodian, guardian or you are selling shares of a retirement plan, you'll need to complete special documentation and give us your request in writing. Please call us for information.

o You can reinvest part or all of the proceeds of any shares you sell without paying a sales charge. You must let us know in writing 30 days from the day you sold the shares, and buy the same class of shares you sold. We will reimburse you for any CDSC you paid. Please see page 32 for information about how this can affect your taxes.

o You won't pay a service charge when you sell your shares, but your dealer may charge you fee.

o If selling shares results in the value of your account falling below $500, we have the right to close your account, so long as your account has been open for at least a year. We'll let you know 60 days in advance, and if you don't bring the account balance above $500, we'll sell your shares, mail the proceeds to you and close your account. We may also close your account if you give us an incorrect social security number or taxpayer identification number.

o In unusual circumstances, we may temporarily suspend the processing of requests to sell.

SOME RULES FOR
EXCHANGING

o When you exchange shares, you are selling shares of one fund and using the proceeds to buy shares of another fund. Please see page 32 for information about how this can affect your taxes.

o Before you make an exchange, be sure to request and read the sections of the prospectus of the fund you are exchanging to.

o You can exchange shares of any fund for the same class of shares of any other fund, or for shares of The Cash Management Fund without a sales charge. You will, however, pay a sales charge if you buy shares of The Cash Management
    Fund, and then exchange them for Class A shares of any of the funds.

o For the purposes of calculating CDSC, shares you exchange will continue to age from the day you first purchased them, even if you're exchanging into The Cash Management Fund.

o We'll let you know 60 days in advance if we want to make any changes to these rules.

(Photo of phone appears here)
If you have any questions,
please call 1-800-595-7827

WAYS TO BUY, SELL OR EXCHANGE
------------------------------
Through your dealer
------------------------------

                                             YOUR GUIDE TO BUYING,
                                             SELLING AND EXCHANGING SHARES
                                             OF NORTHSTAR FUNDS

By mail

Please call us if you have any questions -- we can't process your request until we have all of the documents we need.

------------------------------------------------------------------------------

By telephone

To sign up for this service, complete section 9 of the application or call us at 1-800-595-7827.
--------------------------------------------------------------------------------

Automatic investment plan

To sign up for this service, complete section 9 of the application or call us at 1-800-595-7827.
--------------------------------------------------------------------------------

Systematic withdrawal program

To sign up for this service, complete section 8 of the application or call us at 1-800-595-7827.

WHEN TO USE THIS OPTION


o buy
o sell
o exchange
----------------------------



o buy
o sell
o exchange
----------------------------

o sell
o exchange
----------------------------


o buy
----------------------------
o sell

HOW TO USE IT

If you're buying shares, make your check payable to Northstar Funds and give it to your dealer, who will forward it to us.

When you're selling, give your written request to your dealer, who may charge you a fee for this service.

Send your request to buy, sell or exchange in writing to:

Northstar Funds
c/o First Data Investor Services Group, Inc.
P.O. Box 5131
Westborough MA 01581-5131

Your letter should tell us:

o  your account number

o  your social security number or taxpayer identification number

o  the name the account is registered in

o the fund name and share class you're buying or selling, and, for exchanges, the fund name and share class you're exchanging to

o  the dollar value or number of shares you want to buy, sell or exchange.

If you're buying include a check payable to Northstar Funds with your request.

If you're selling or exchanging, your request must be signed by all registered owners of the account.

We'll ask you to guarantee the signatures if:

o  you are selling more than $50,000 worth of shares

o  your address of record has changed in the past 30 days

o you want us to send the payment to someone other than the registered owner, to an address other than the address of record, or in any form other than by check.

Signatures can be guaranteed by a bank, a member of the national stock exchange or another eligible institution.

You can sell or exchange up to $50,000 of your shares by telephone.

Call us at 1-800-595-7827 between 8:30 a.m. and 4:00 p.m. Eastern Standard Time.

When you're calling with your request, we'll ask you for your name, social security number, broker of record or other identification. If we don't ask for these things and process an unauthorized telephone transaction, we are responsible for any losses to your account.

Otherwise you are responsible for any unauthorized use of the telephone transaction service.

We'll mail the proceeds of the sale to the address of record or wire $1,000 or more to any commercial bank in the U.S. that is a member of the Federal Reserve System. There is no fee for this service.

You can authorize us to automatically withdraw a minimum of $25 each month from your bank account and use it to buy shares in Northstar funds.

There's no charge for this service, but your bank may charge you a small set-up or transaction fee. You can cancel the program at any time. This program is not available for Class T accounts.

You can ask us to automatically transfer money from your Northstar account into your bank account.

We will sell shares or share fractions on your behalf monthly or quarterly, and automatically deposit the proceeds into your bank account. There may be a sales charge on shares we sell on your behalf.

You must have at least $5,000 worth of shares in your account to participate in this program. The minimum transfer amount is $25.

It isn't to your advantage to buy and sell shares of the same fund at the same time, so you can't set up a systematic withdrawal program for an account you've already signed up on an automatic investment plan. This program is not available for Class T accounts.

(Photo of phone appears here)
If you have any questions,
please call 1-800-595-7827
          19

MUTUAL FUND
EARNINGS AND
YOUR TAXES

HOW THE FUNDS
PAY DISTRIBUTIONS

Each Northstar fund distributes virtually all of its net investment income and net capital gains to shareholders at least annually in the form of dividends.

The funds pay dividends as follows:

Northstar High Yield Fund                monthly
Northstar High Total Return Fund II
Northstar Strategic Income Fund

Northstar Balance Sheet                quarterly
Opportunities Fund

As a shareholder, you are entitled to a share of the income and capital gains a fund distributes. The amount you receive is based on the number of shares you own.

DISTRIBUTION OPTIONS
You can take your distributions as cash or reinvest them in the same class of shares of any of our funds. You specify your preference when you open your account. Distribution options vary by share class, as follows. You can change your distribution instructions at any time by notifying us by phone (if going to the address of record), or in writing.

CLASS A, B & C SHARES
o reinvest both income dividends and capital gain distributions to buy additional Class A, B or C shares of any fund you choose

o receive income dividends in cash and reinvest capital gain distributions to buy additional Class A, B or C shares of any fund you choose

o  receive both income dividends and capital gain distributions in cash.

If you don't specify how you would like to receive your distributions, we'll automatically reinvest both income dividends and capital gain distributions in additional shares of the same fund.

CLASS T SHARES
You must receive all distributions in the same way, either in cash or by reinvesting them in additional shares of the same fund.

HOW YOUR
DISTRIBUTIONS
ARE TAXED

Each Northstar fund intends to meet the requirements for being a tax-qualified regulated investment company, which means they generally do not pay federal income tax on the earnings they distribute to shareholders.

As a result, distributions that you receive will generally be considered to be taxable in your hands. Income distributions, whether you take them as cash or reinvest them, are taxable as ordinary income. Capital gain distributions are taxable as long-term capital gains, regardless of how long you've held the shares.

Distributions may also be subject to state, local or foreign taxes.

If income distributed to you includes dividends paid by U.S. corporations, part of the dividends the fund pays may be eligible for the corporate dividends-received deduction.

TIMING YOUR PURCHASE
If you buy shares of a fund just before it makes a distribution, you will pay the full price but part of your investment will come back to you as a taxable distribution. Unless you are investing in a tax- deferred account, such as an IRA, this is not to your advantage because you'll pay tax on the dividend but will not have shared in the increase in the net asset value of the fund.




WHEN DISTRIBUTIONS ARE DECLARED
For tax purposes, distributions declared by the fund in October, November or December and paid to you in January are taxable in the calendar year in which they were declared.

BACKUP WITHHOLDING TAX
We'll notify you each year of the tax status of dividends and distributions. If we don't have your tax identification number, or if you have been told by the IRS that you are subject to backup withholding tax, we may be required to withhold U.S. federal income tax on any distributions at the rate of 31%.

WHEN YOU SELL YOUR SHARES
When you sell or exchange shares you will realize a capital gain or loss, depending on the difference between what your shares cost you and what you receive for them. A capital gain or loss will be long-term or short-term, depending on the length of time you held the shares.

In your federal income tax return you report a capital gain as income and a capital loss as a deduction.

CONSULT YOUR TAX ADVISER
The information above is general in nature. You should consult your tax adviser to discuss how investing in Northstar funds affects your personal tax situation.

(Photo of phone appears here)
If you have any questions,
please call 1-800-595-7827
           21

THE BUSINESS
OF MUTUAL
FUNDS

HOW THE FUNDS
ARE ORGANIZED
AND MANAGED

Each of the Northstar funds is a diversified mutual fund. The Northstar High Total Return Fund II is a series of the Northstar Trust (formerly the Northstar Advantage Trust), which is registered as an investment company with the SEC. All of the other funds are trusts registered separately with the SEC.

The trustees of each SEC-registered trust oversee the business affairs of the funds and are responsible for major decisions about each fund's investment objectives and policies.

The funds do not hold regular shareholder meetings, but may hold special meetings. A special meeting is called if investors holding at least 10% of the outstanding shares of a fund request it. Certain objectives and policies of the funds may only be changed by shareholder vote. A shareholder vote is required to change the investment objective of a Northstar fund because the fund investment objectives are fundamental.

The day-to-day management of the funds is handled by the following companies and advisers appointed by the trustees:

INVESTMENT ADVISER
Provides advice and recommendations about each fund's investments. The investment adviser is paid out of each fund's management fee, which are listed beginning on page 4.

Northstar Investment Management Corporation
Two Pickwick Plaza
Greenwich, CT 06830

ADMINISTRATOR
Provides administrative, compliance and accounting services to the funds. The administrator receives an annual administrative services fee from each fund of 0.10% of the fund's average daily net assets, plus $5 per account per year.

Northstar Administrators Corporation
Two Pickwick Plaza
Greenwich, CT 06830

DISTRIBUTOR
Markets the funds and distributes shares through brokers and other financial representatives.

Northstar Distributors, Inc.
Two Pickwick Plaza
Greenwich, CT 06830

CUSTODIAN
Holds all the funds' assets.

Custodian and fund accounting agent:

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

TRANSFER AGENT
Handles shareholder record-keeping and statements, distribution of dividends and processing of orders to buy and sell shares.

First Data Investor Services Group, Inc.
4400 Computer Drive
Westborough, MA 01581-5120

PORTFOLIO MANAGERS AND SUB-ADVISERS
You'll find profiles of the portfolio managers to the funds beginning on page
22.

HOW DEALERS ARE
COMPENSATED

Dealers receive payment for selling shares of Northstar funds in three ways:

THEY RECEIVE A COMMISSION WHEN
YOU BUY SHARES
The amount of the commission depends on the amount you invest and the share class you buy. Sales commissions are detailed in the chart below.

o Class A investments
  (% of offering price)

                         Commission        Amount
                received by dealers   paid by the
               out of sales charges   distributor
                            you pay

 up to $99,999                 4.00

 $100,000 to $249,999          3.10

 $250,000 to $499,999          2.30

 $500,000 to $999,999          1.70

 $1,000,000 to $2,499,999      0.00          1.00

 $2,500,000 to $4,999,999      0.00          0.50

 $5,000,000 and over           0.00          0.25


o Class B investments

 Receives 4% of sale price from the distributor


o Class C investments

 Receives 1% of sale price from the distributor

THEY ARE PAID A FEE BY THE DISTRIBUTOR
FOR SERVICING YOUR ACCOUNT

They receive a service fee depending on the average net asset value of the class of shares their clients hold in Northstar funds. These fees are paid from the 12b-1 fee deducted from each fund class. In addition to covering the cost of commissions and service fees, the 12b-1 fee is used to pay for other expenses such as sales literature, prospectus printing and distribution and compensation to the distributor and its wholesalers. You'll find the 12b-1 fees listed in the fund information beginning on page 4. Service and distribution fee percentages appear on page 25.

THEY MAY RECEIVE ADDITIONAL BENEFITS
AND REWARDS
Selling shares of Northstar funds may make dealers eligible for awards or to participate in sales programs sponsored by Northstar. The costs of these benefits and rewards are not deducted from the assets of the funds -- they are paid from the distributor's own resource.

The distributor may also pay additional compensation to dealers including Advest, Inc. out of its own resources for marketing and other services to shareholders. All payments it receives for Class T shares are paid to Advest, Inc.

(Photo of phone appears here)
If you have any questions,
please call 1-800-595-7827

THE RISKS OF
INVESTING IN
MUTUAL FUNDS

Risk is the potential that your investment will lose money or not earn as much as you hope. The Northstar funds have varying degrees of risk, depending on the securities they invest in. There is no guarantee that a fund will achieve its investment objective.

You'll find a discussion of the risk factors associated with each fund beginning on page 4.

This section provides information about the risks associated with different kinds of securities. It also lists additional investment practices that may involve elements of risk.

EQUITIES

o Give the buyer ownership rights in the issuer. Common and preferred stocks, convertible securities and stock purchase rights are types of equities.

o The market value of an equity security may go up or down rapidly depending on market conditions. This affects the value of the shares of a fund, and the value of your investment.

o Securities of smaller companies may be subject to more abrupt or erratic market movements because they are traded in lower volume and are subject to greater changes in earnings and growth prospects.

DEBT SECURITIES

o Obligations to repay borrowed money within a certain time with or without interest. Zero-coupon securities, pay-in-kind securities, discount obligations, mortgage-backed securities, convertible securities and high yield securities are types of debt securities.

o Debt securities are affected by changes in interest rates. In general, when interest rates go up, the value of a debt security decreases; when interest rates go down, the value of a debt security increases.

o There is also the risk that the borrower won't be able to fulfill its obligation, resulting in loss or a lower price than anticipated.

LOWER-RATED OR JUNK BONDS
The funds discussed in this prospectus invest in high yield securities (junk bonds). In addition to general risks listed above that are associated with debt securities, junk bonds have special risks;

o They fluctuate more in value than higher rated securities.

o They are more subject to the risk that the borrower won't fulfill its obligation.

o There may not be a market to sell them at a reasonable price, resulting in loss or a lower price than anticipated.

o The fund's ability to achieve its investment objective may be more dependent on Northstar's credit analysis than is the case for higher rated securities.


Quality rating                High Yield          High Total         Strategic          Balance Sheet
                                 Fund(1)   Return Fund II(1)    Income Fund(1)  Opportunities Fund(1)
Investment grade                     2.0                  --              35.3                    0.8
BB                                  38.2                 3.8              32.8                    9.5
B                                   51.8                55.2              20.9                   30.7
CCC                                   --                 2.7               2.2                    1.1
CC                                    --                  --                --                     --
C                                     --                  --                --                     --
D                                     --                  --                --                     --
Non-rated                            1.6                23.7               4.3                   11.3
U.S. Governments, equities & others  6.4                 4.6               4.5                   46.6
Total                               100%                100%              100%                   100%
------------------------------------------------------------------------------------------------------
(1) Data as of June 30, 1997.

FOREIGN
INVESTMENTS

o Securities issued by companies or governments of foreign countries. May include equities and debt securities including sovereign debt obligations, including Brady Bonds (securities issued to refinance foreign government bank loans and other debt).

o Subject to all of the risks associated with equity and debt securities. There are also other risks that can affect the value of a foreign investment:

   - foreign markets may be less regulated, may have less volume and be less liquid

   - foreign securities may be less liquid and more volatile

   - the value of the securities is affected by changes in currency exchange rates and exchange control regulations

   - the value of foreign securities may be affected by adverse political and economic developments, seizure or nationalization of foreign deposits, and government restriction

   - there is often less information available about foreign companies and many countries do not have the accounting, auditing and financial reporting that we have in the United States.

EMERGING MARKETS

o Investment in emerging markets have additional risks: developing countries have economic structures that are less mature, have less stable political systems and may have high inflation, rapidly changing interest and currency exchange rates, and their securities markets are substantially less developed.

OTHER, HIGHER
RISK SECURITIES

ILLIQUID SECURITIES -- FUNDS ARE LIMITED
TO 15% OF NET ASSET VALUE

o Securities that can't be sold quickly at a reasonable price, or that can't be sold on the open market. Includes restricted securities and private placements.

o  Used to realize higher profits.

o There may be fewer market players which can result in lower prices, and sales can take longer to complete.

o Following guidelines established by the trustees of each fund, Northstar may consider a security than can't be sold on the open market to be liquid if it can be sold to institutional investors (Rule 144A) or on foreign markets.

DERIVATIVE SECURITIES

o Securities that derive their value from the performance of an underlying asset. Usually take the form of a contract to buy or sell an asset or commodity either now or in the future, but mortgage and other asset-backed securities are also generally considered derivatives. Types of derivative securities include options, futures contracts, options on futures and forward contracts.

o Used often to "hedge" or offset market fluctuations or changes in currency exchange or interest rates. May also be used for speculative purposes to increase returns.

o In addition to the risks associated with equities and debt securities, there are several special risks associated with the use of derivatives:

   - changes in the value of the derivative may not match changes in the value of its underlying asset

   - hedging may not be successful, and may prevent the fund from making other gains

   - derivatives used for speculative purposes can result in gains or losses that are substantially greater than the derivative's original cost.

(Photo of phone appears here)
If you have any questions,
please call 1-800-595-7827

THE RISKS OF
INVESTING IN
MUTUAL FUNDS

INVESTMENT
PRACTICES

REPURCHASE AGREEMENTS -- FUNDS ARE
LIMITED TO 15% OF THEIR NET ASSET VALUE

o Buying a security from a bank or dealer who must buy it back at a fixed price on a specified day. Repurchase agreements that mature after more than seven days are considered to be illiquid investments. Investments in this type of repurchase agreement can only be 5% of a fund's net asset value.


o Used for temporary defensive purposes or to generate income from cash balances.

o  The bank or dealer may not be able to buy back the security.

SHORT-TERM TRADING -- NO LIMIT

o  Selling a security soon after you buy it.

o Used when the fund needs to be more liquid, in response to changes in interest rates and economic or other developments, or when a security has reached its price or yield objective.

o May result in higher costs for brokerage commissions, dealer mark-ups and other transactions costs, as well as taxable capital gains.

TEMPORARY INVESTMENTS -- NO LIMIT

o Temporarily maintaining part or all of the fund's assets in cash or in U.S. Government securities, commercial paper, banker's acceptances, repurchase agreements and certificates of deposit.

o Used for temporary and defensive purposes in periods of unusual market conditions.

o  Provides lower returns.

WHEN ISSUED SECURITIES AND FORWARD COMMITMENTS--NO LIMIT

o A commitment to buy a security on a specific day in the future at a specified price.

o  Used to realize short-term profits.

o If made through a dealer, there is a risk that the dealer won't complete the sale, and that the fund will lose out on a good yield or price.

o There is also risk that the value of the security will change before the transaction is settled, resulting in short-term losses instead of gains.

WHERE TO GO
FOR MORE
INFORMATION

You'll find more information about the Northstar family of funds in our:

ANNUAL REPORTS
The Annual reports contain information about fund performance, the financial statements and the auditor's reports.

STATEMENT OF ADDITIONAL INFORMATION
The SAI contains complete information about the Northstar funds. The SAI is legally part of this prospectus (it is incorporated by reference). A copy has been filed with the Securities and Exchange Commission.


Please write or call for a free copy of the Annual reports or the current SAI:

The Northstar Funds
2 Pickwick Plaza
Greenwich, CT 06830

1-800-595-7827


(Photo of phone appears here)
If you have any questions,
please call 1-800-595-7827
            27

                                [LOGO OF NORTHSTAR]


                      STATEMENT OF ADDITIONAL INFORMATION




                                  JULY 7, 1997
                                AS SUPPLEMENTED
                                 AUGUST 1, 1997

                             NORTHSTAR GROWTH FUND
                         NORTHSTAR GROWTH + VALUE FUND
                             NORTHSTAR SPECIAL FUND
                       NORTHSTAR INTERNATIONAL VALUE FUND
                        NORTHSTAR INCOME AND GROWTH FUND
                   NORTHSTAR BALANCE SHEET OPPORTUNITIES FUND
                           NORTHSTAR HIGH YIELD FUND
                      NORTHSTAR HIGH TOTAL RETURN FUND II
                        NORTHSTAR STRATEGIC INCOME FUND
                      NORTHSTAR GOVERNMENT SECURITIES FUND



                               TWO PICKWICK PLAZA
                          GREENWICH, CONNECTICUT 06830

                                 (203) 863-6200
                                 (800) 595-7827


     This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Combined Prospectus of the Funds dated August 1, 1997, the High Yield Prospectus dated July 7, 1997 and the current prospectus of the Northstar International Value Fund dated April 30, 1997 as each may be revised from time to time. To obtain a copy of a Prospectus for the Funds, please contact Northstar Investment Management Corporation at the address or phone number listed above.

     Northstar Investment Management Corporation ("Northstar" or the "Adviser") serves as the Fund's investment adviser. Northstar has engaged Navellier Fund Management, Inc. to serve as subadviser to the Northstar Growth + Value Fund and Northstar Special Fund, subject to the supervision of Northstar. Northstar has engaged Brandes Investment Partners, L.P. to serve as subadviser to the Northstar International Value Fund. Northstar has engaged Wilson/Bennett Capital Management, Inc. to serve as subadviser to the Northstar Income and Growth Fund. Collectively, Navellier Fund Management, Inc., Brandes Investment Partners, L.P., and Wilson/Bennett Capital Management, Inc. will be referred to as (the "Subadvisers"). Northstar Distributors, Inc. (the "Underwriter") is the underwriter to the Funds. Northstar Administrators Corporation (the "Administrator") is the Funds' administrator. The Underwriter and the Administrator are affiliates of Northstar.

                               TABLE OF CONTENTS

INVESTMENT RESTRICTIONS......................................................................................    2

INVESTMENT TECHNIQUES........................................................................................    5

PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION..............................................................   11

SERVICES OF NORTHSTAR, THE SUBADVISERS AND THE ADMINISTRATOR.................................................   13

NET ASSET VALUE..............................................................................................   15

PURCHASES AND REDEMPTIONS....................................................................................   16

DIVIDENDS, DISTRIBUTIONS AND TAXES...........................................................................   17

UNDERWRITER AND DISTRIBUTION SERVICES........................................................................   20

TRUSTEES AND OFFICERS........................................................................................   24


OTHER INFORMATION............................................................................................   27


PERFORMANCE INFORMATION......................................................................................   28

FINANCIAL STATEMENTS.........................................................................................   32

                            INVESTMENT RESTRICTIONS

NORTHSTAR GROWTH + VALUE FUND. The Fund has adopted investment restrictions numbered 1 through 11 as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended) of such Fund's outstanding voting shares. Investment restrictions numbered 12 through 15 are not fundamental policies and may be changed by vote of a majority of the Trust's Board members at any time. The Fund may not:

     1. Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that it may: (a) borrow from banks but only if, immediately after such borrowing there is asset coverage of 300%, and (b) enter into transactions in options, futures, and options on futures and other transactions not deemed to involve the issuance of senior securities;

     2. Underwrite the securities of others;

     3. Purchase or sell real property, including real estate limited partnerships (each of these Funds may purchase marketable securities of companies that deal in real estate or interests therein, including real estate investment trusts);

     4. Deal in commodities or commodity contracts, except in the manner described in the current Prospectus and SAI of the Fund;

     5. Make loans to other persons (but the Fund may, however, lend portfolio securities, up to 33% of net assets at the time the loan is made, to brokers or dealers or other financial institutions not affiliated with the Fund or Northstar, subject to conditions established by Northstar (See "Lending Portfolio Securities" in this SAI), and may purchase or hold participations in loans, in accordance with the investment objectives and policies of the Fund, as described in the current Prospectus and SAI of the Fund;

     6. Purchase on margin (except that for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts will not be deemed to be purchases of securities on margin);

     7. Sell short, except that these Funds may enter into short sales against the box;

     8. Invest more than 25% of its assets in any one industry or related group of industries;

     9. With respect to 75% of the Fund's assets, purchase a security (other than U.S. Government obligations) if, as a result, more than 5% of the value of total assets of the Fund would be invested in securities of a single issuer;

     10. Purchase a security if, as a result, more than 10% of any class of securities, or more than 10% of the outstanding voting securities of an issuer, would be held by the Fund;

     11. Borrow money except to the extent permitted under the 1940 Act;

     12. Purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that these Funds may purchase shares of other investment companies, subject to such restrictions as may be imposed by the 1940 Act and rules thereunder or by any state in which shares of the Fund are registered;

     13. Make an investment for the purpose of exercising control over management;

     14. Invest more than 15% of its net assets in illiquid securities; or

     15. Borrow any amount in excess of 10% of their respective assets, other than for temporary emergency or administrative purposes. In addition, the Fund will not make additional investments when its borrowings exceed 5% of total assets.


      NORTHSTAR INTERNATIONAL VALUE FUND. The Fund has adopted investment restrictions numbered 1 through 6 as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended) of the Fund's outstanding voting shares. Investment restrictions numbered 7 through 12 are not fundamental policies and may be changed by vote of a majority of the Trust's Board members at any time. The Fund may not:

      1. Issue senior securities, except to the extent permitted under the Investment Company Act of 1940, borrow money or pledge its assets, except that the Fund may borrow on an unsecured basis from banks for temporary or emergency purposes or for the clearance of transactions in amounts not exceeding 10% of its total assets (not including the amount borrowed), provided that it will not make investments while borrowings in excess of 5% of the value of its total assets are outstanding;

      2. Act as underwriter (except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio);

      3. Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry (other than U.S. Government securities), except that the Fund reserves the right to invest all of its assets in shares of another investment company;

      4. Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate, securities of companies which invest or deal in real estate and securities issued by real estate investment trusts);

      5. Purchase or sell commodities or commodity futures contracts, except that the Fund may purchase and sell stock index futures contracts for hedging purposes to the extent permitted under applicable federal and state laws and regulations and except that the Fund may engage in foreign exchange forward contracts;

      6. Make loans (except for purchases of debt securities consistent with the investment policies of the Fund and except for repurchase agreements);

      7. Make short sales of securities or maintain a short position, except for short sales against the box;

      8. Purchase securities on margin, except such short-term credits as may be necessary for the clearance of transactions;

      9. Write put or call options, except that the Fund may (i) write covered call options on individual securities and on stock indices; (ii) purchase put and call options on securities which are eligible for purchase by the Fund and on stock indices; and (iii) engage in closing transactions with respect to its options writing and purchases, in all cases subject to applicable federal and state laws and regulations;

      10. Purchase any security if as a result the Fund would then hold more than 10% of any class of voting securities of an issuer (taking all common stock issues as a single class, all preferred stock issues as a single class, and all debt issues as a single class), except that the Fund reserves the right to invest all of its assets in a class of voting securities of another investment company;

      11. Invest more than 10% of its assets in the securities of other investment companies or purchase more than 3% of any other investment company's voting securities or make any other investment in other investment companies except as permitted by federal and state law, except that the Fund reserves the right to invest all of its assets in another investment company;

      12. Invest more than 15% of its net assets in illiquid securities.

NORTHSTAR INCOME AND GROWTH FUND AND NORTHSTAR HIGH TOTAL RETURN FUND II. The Funds have adopted investment restrictions numbered 1 through 11 as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended) of such Fund's outstanding voting shares. Investment restrictions numbered 12 through 17 are not fundamental policies and may be changed by vote of a majority of the Trust's Board members at any time. The Funds may not:


     1. Borrow money, issue senior securities, or pledge, mortgage or hypothecate its assets, except that it may: (a) borrow from banks but only if, immediately after such borrowing there is asset coverage of 300%, and (b) enter into transactions in options, futures, and options on futures and other transactions not deemed to involve the issuance of senior securities;

     2. Underwrite the securities of others;

     3. Purchase or sell real property, including real estate limited partnerships (each of these Funds may purchase marketable securities of companies that deal in real estate or interests therein, including real estate investment trusts);

     4. Deal in commodities or commodity contracts, except in the manner described in the current Prospectus and SAI of the Fund;

     5. Make loans to other persons (but the Funds may, however, lend portfolio securities, up to 33% of net assets at the time the loan is made, to brokers or dealers or other financial institutions not affiliated with the Funds or Northstar, subject to conditions established by Northstar) (See "Lending Portfolio Securities" in this SAI), and may purchase or hold participations in loans, in accordance with the investment objectives and policies of the Fund, as described in the current Prospectus and SAI of the Fund;

     6. Participate in any joint trading accounts;

     7. Purchase on margin (except that for purposes of this restriction, the deposit or payment of initial or variation margin in connection with futures contracts will not be deemed to be purchases of securities on margin);

     8. Sell short, except that these Funds may enter into short sales against the box;

     9. Invest more than 25% of its assets in any one industry or related group of industries;

     10. Purchase a security (other than U.S. Government obligations) if, as a result, more than 5% of the value of total assets of the Fund would be invested in securities of a single issuer;

     11. Purchase a security if, as a result, more than 10% of any class of securities, or more than 10% of the outstanding voting securities of an issuer, would be held by the Fund;

     12. Invest in a security if, as a result of such investment, more than 5% of its total assets (taken at market value at the time of such investment) would be invested in securities of issuers (other than issuers of federal agency obligations) having a record, together with predecessors or unconditional guarantors, of less than three years of continuous operation;

     13. Purchase securities of other investment companies, except in connection with a merger, consolidation or sale of assets, and except that these Funds may purchase shares of other investment companies, subject to such restrictions as may be imposed by the 1940 Act and rules thereunder or by any state in which shares of the Fund are registered;

     14. Purchase or retain securities of any issuer if 5% of the securities of such issuer are owned by those officers and directors or trustees of the Fund or of Northstar who each own beneficially more than 1/2 of 1% of its securities;

     15. Make an investment for the purpose of exercising control over management;

     16. Invest more than 15% of its net assets (determined at the time of investment) in illiquid securities, including securities subject to legal or contractual restrictions on resale (which may include private placements and those 144A securities for which the Trustees, pursuant to procedures adopted by the Fund, have not determined there is a liquid secondary market), repurchase agreements maturing in more than seven days, options traded over the counter that a Fund has purchased, securities being used to cover options a Fund has written, securities for which market quotations are not readily available, or other securities that, legally or in the Adviser's or Trustees' opinion, may be deemed illiquid; or

     17. Invest in interests in oil, gas or other mineral exploration development programs (including oil, gas or other mineral leases).

     As a fundamental policy, these Funds may borrow money from banks to the extent permitted under the 1940 Act. As an operating (non-fundamental) policy, these Funds do not intend to borrow any amount in excess of 10% of their respective assets, and would do so only for temporary emergency or administrative purposes. In addition, to avoid the potential leveraging of assets, neither of these Funds will make additional investments when its borrowings, including those investment techniques which are regarded as a form of borrowing, are in excess of 5% of total assets. If either of these Funds should determine to expand its ability to borrow beyond the current operating policy, the Fund's Prospectus would be amended and shareholders would be notified.


NORTHSTAR GROWTH, SPECIAL, BALANCE SHEET OPPORTUNITIES, HIGH YIELD, STRATEGIC INCOME AND GOVERNMENT SECURITIES FUNDS. The Funds have adopted investment restrictions numbered 1 through 12 as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority (as defined in the Investment Company Act of 1940, as amended) of such Fund's outstanding voting shares. Investment restrictions numbered 13 through 21 are not fundamental policies and may be changed by vote of a majority of the Trust's Board members at any time. Each Fund may not:


     1. Borrow money, except from a bank and as a temporary measure for extraordinary or emergency purposes, provided the Fund maintains asset coverage of 300% for all borrowings;

     2. Purchase securities of any one issuer (except Government securities) if, as a result, more than 5% of the Fund's total assets would be invested in that issuer, or the Fund would own or hold more than 10% of the outstanding voting securities of the issuer; PROVIDED, HOWEVER, that up to 25% of the Fund's total assets may be invested without regard to these limitations;

     3. Underwrite the securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter;

     4. Concentrate its assets in the securities of issuers all of which conduct their principal business activities in the same industry (this restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities);

     5. Make any investment in real estate, commodities or commodities contracts, except that these Funds may: (a) purchase or sell readily marketable securities that are secured by interest in real estate or issued by companies that deal in real estate, including real estate investment and mortgage investment trusts; and (b) engage in financial futures contracts and related options, as described herein and in the Fund's Prospectus;

     6. Make loans, except that these Funds may: (a) invest in repurchase agreements, and (b) loan its portfolio securities in amounts up to one-third of the market or other fair value of its total assets;

     7. Issue senior securities, except as appropriate to evidence indebtedness that it is permitted to incur, provided that the deposit or payment by the Fund of initial or maintenance margin in connection with futures contracts and related options is not considered the issuance of senior securities;

     8. Borrow money in excess of 5% of its total assets (taken at market value);

     9. Pledge, mortgage or hypothecate in excess of 5% of its total assets (the deposit or payment by a Fund of initial or maintenance margin in connection with futures contracts and related options is not considered a pledge or hypothecation of assets);

     10. Purchase more than 10% of the voting securities of any one issuer, except U.S. Government Securities;

     11. Invest more than 15% of its net assets in illiquid securities, including repurchase agreements maturing in more than 7 days, that cannot be disposed of within the normal course of business at approximately the amount at which the Fund has valued the securities, excluding restricted securities that have been determined by the Trustees of the Fund (or the persons designated by them to make such determinations) to be readily marketable;

     12. Purchase securities of any issuer with a record of less than 3 years of continuous operations, including predecessors, except U.S. Government Securities and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of a Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value;

     13. Purchase securities on margin, except these Funds may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities (the deposit or payment by a Fund of initial or maintenance margin in connection with futures contracts or related options is not considered the purchase of a security on margin);

     14. Write put and call options, unless the options are covered and the Fund invests through premium payments no more than 5% of its total assets in options transactions, other than options on futures contracts;

     15. Purchase and sell futures contracts and options on futures contracts, unless the sum of margin deposits on all futures contracts held by the Fund, and premiums paid on related options held by the Fund, does not exceed more than 5% of the Fund's total assets, unless the transaction meets certain "bona fide hedging" criteria (in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5%);

     16. Invest in securities of any issuer if any officer or trustee of the Fund or any officer or director of Northstar owns more than 1/2 of 1% of the outstanding securities of the issuer, and such officers, directors and trustees own in the aggregate more than 5% of the securities of such issuer;

     17. Invest in interests in oil, gas or other mineral exploration or development programs (although it may invest in issuers that own or invest in such interests);

     18. Purchase securities of any investment company, except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets;

     19. Purchase more than 3% of the outstanding voting securities of another investment company, invest more than 5% of its total assets in another investment company, or invest more than 10% of its total assets in other investment companies;

     20. Purchase warrants if, as a result, warrants taken at the lower of cost or market value would represent more than 5% of the value of the Fund's net assets or if warrants that are not listed on the New York or American Stock Exchanges or on an exchange with comparable listing requirements, taken at the lower of cost or market value, would represent more than 2% of the value of the Fund's net assets (for this purpose, warrants attached to securities will be deemed to have no value); or

     21. Make short sales, unless, by virtue of its ownership of other securities, the Fund has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions. The Strategic Income Fund, additionally, may not invest in interests of real estate limited partnerships.

     In addition to the restrictions described above, each of these Funds may, from time to time, agree to additional investment restrictions for purposes of compliance with the securities laws of those state and foreign jurisdictions where that Fund intends to offer or sell its shares.

                             INVESTMENT TECHNIQUES

     DERIVATIVE INSTRUMENTS. The Funds may invest in Derivative Instruments (as defined in the Funds' Prospectus) for a variety of reasons, including to hedge certain market risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than "traditional" securities would.

     Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular Derivative and the portfolio as a whole. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities.

     Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter Derivatives. Exchange-traded Derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such Derivatives. This guarantee usually is supported by a daily payment system (I.E., margin requirements) operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with Derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter Derivatives. Therefore, each party to an over-the-counter Derivative bears the risk that the counterparty will default. Accordingly, Northstar and the Subadvisers will consider the creditworthiness of counterparties to over-the-counter Derivatives in the same manner as they would review the credit quality of a security to be purchased by a Fund. Over-the-counter Derivatives are less liquid than exchange-traded Derivatives since the other party to the transaction may be the only investor with sufficient understanding of the Derivative to be interested in bidding for it.

     FUTURES TRANSACTIONS -- IN GENERAL. A Fund may enter into futures contracts in U.S. domestic markets, such as the Chicago Board of Trade and the International Monetary Market of the Chicago Mercantile Exchange, or on exchanges located outside the United States, such as the London International Financial Futures Exchange and the Sydney Futures Exchange Limited. Foreign markets may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits that the Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

     Engaging in these transactions involves risk of loss to the Fund which could adversely affect the value of the Fund's net assets. Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

     Successful use of futures by the Fund also is subject to the Manager's ability to predict correctly movements in the direction of the relevant market, and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the transaction being hedged and the price movements of the futures contract. For example, if the Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

     Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund may be required to segregate cash or high quality money market instruments in connection with its commodities transactions in an amount generally equal to the value of the underlying commodity. The segregation of such assets will have the effect of limiting the Fund's ability otherwise to invest those assets.


     SPECIFIC FUTURES TRANSACTIONS. The Funds may purchase and sell stock index futures contracts. A stock index future obligates the Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract's last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.

     The Funds may purchase and sell interest rate futures contracts. An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

     The Funds may purchase and sell currency futures. A foreign currency future obligates the Fund to purchase or sell an amount of a specific currency at a future date at a specific price.

     The International Value Fund will engage in futures transactions only as a hedge against the risk of unexpected changes in the values of securities held or intended to be held by the International Value Fund. As a general rule, the International Value Fund will not purchase or sell futures if, immediately thereafter, more than 25% of its net assets would be hedged. In addition, the International Value Fund will not purchase or sell futures or related options if, immediately thereafter, the sum of the amount of margin deposits on the International Value Fund's existing futures positions and premiums paid for such options would exceed 5% of the market value of the International Value Fund's net assets.

     OPTIONS -- IN GENERAL. The Funds may purchase and write (I.E., sell) call or put options with respect to specific securities. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period.

     A covered call option written by a Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction by segregating cash or other securities. A put option written by a Fund is covered when, among other things, cash or liquid securities having a value equal to or greater than the exercise price of the option are placed in a segregated account with the Fund's custodian to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.


     There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.


     SPECIFIC OPTIONS TRANSACTIONS. The Funds may purchase and sell call and put options in respect of specific securities (or groups or "baskets" of specific securities) or stock indices listed on national securities exchanges or traded in the over-the-counter market. An option on a stock index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing stock index options will depend upon price movements in the level of the index rather than the price of a particular stock.

     The Funds may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

     The Funds may purchase cash-settlement options on interest rate swaps, interest rate swaps denominated in foreign currency and equity index swaps in pursuit of its investment objective. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest (for example, an exchange of floating-rate payments for fixed-rate payments) denominated in U.S. dollars or foreign currency. Equity index swaps involve the exchange by the Fund with another party of cash flows based upon the performance of an index or a portion of an index of securities which usually includes dividends. A cash-settled option on a swap gives the purchaser the right, but not the obligation, in return for the premium paid, to receive an amount of cash equal to the value of the underlying swap as of the exercise date. These options typically are purchased in privately negotiated transactions from financial institutions, including securities brokerage firms.

     Successful use by the Funds of options will be subject to the ability of Northstar and the subadvisers to predict correctly movements in the prices of individual stocks, the stock market generally, foreign currencies or interest rates. To the extent the Manager's predictions are incorrect, the Funds may incur losses.


     SHORT SALES. A Fund may make short sales "against the box." A short-sale is a transaction in which a party sells a security it does not own in anticipation of decline in the market value of that security. A short sale is "against the box" to the extent that the Fund contemporaneously owns or has the right to obtain securities identical to those sold short. When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund may have to pay a fee to borrow particular securities, and is often obligated to pay over any accrued interest on such borrowed securities.

     PRIVATELY ISSUED COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS, INTEREST OBLIGATIONS AND PRINCIPAL OBLIGATIONS. Each of High Total Return Fund II and Income and Growth Fund may invest up to 5% of its net assets in Privately Issued Collateralized Mortgage-Backed Obligations ("CMOs"), Interest Obligations ("IOs") and Principal Obligations ("POs") when Northstar believes that such investments are consistent with the Fund's investment objective. Collateralized mortgage obligations or "CMOs" are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, privately issued CMOs are collateralized by Ginnie Mae, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by whole loans or private pass-throughs (such collateral collectively hereinafter referred to as "Mortgage Assets"). Privately issued CMOs are per se illiquid. Multi-class pass-through securities are equity interest in a trust composed of Mortgage Assets. Unless the context indicates otherwise, all references herein to CMOs include multi-class pass-thorough securities. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, are the source of funds used to pay debt service on the CMOs or make scheduled distribution on the multi-class pass-through securities.

     On a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche", is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in innumerable ways. The Funds may also invest in, among others, parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds generally call for payments of a specified amount of principal on each payment date.

     Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

     SMBS are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of Mortgage Assets. A common type of SMBS will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the Mortgage Assets, while the other classes will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (the interest-only or "IO" class), while the other class will receive all of the principal (the principal-only or "PO" class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying Mortgage Assets, and a rapid rate of principal payments may have a material adverse effect on such security's yield to maturity. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a Fund may fail to recoup fully its initial investment in these securities. The determination of whether a particular government-issued IO or PO backed by fixed-rate mortgage is liquid is made by Northstar under guidelines and standards established by the Board of Trustees. Such a security may be deemed liquid if it can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of net asset value per share.

     INDEX WARRANTS. The Strategic Income Fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer, based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise, based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the Strategic Income Fund were not to exercise an index warrant prior to its expiration, then the Fund would lose the amount of the purchase price paid by it for the warrant. The Strategic Income Fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the Fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution that issues the warrant. Also, index warrants generally have longer terms than index options. Although the Strategic Income Fund will normally invest only in exchange-listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Fund's ability to exercise the warrants at such time, or in such quantities, as the Fund would otherwise wish to do.


     REPURCHASE AGREEMENTS. Repurchase agreements are agreements under which a Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the instrument at a specified time and at an agreed upon yield. Northstar and the Subadvisers will use standards set by the relevant Fund's Trustees in reviewing the creditworthiness of parties to repurchase agreements with such Fund. In addition, no more than an aggregate of 15% of a Fund's net assets (5% of the International Value Fund's net assets),at the time of investment, will be invested in illiquid investments, including repurchase agreements having maturities longer than seven days. In the event of failure of the executing bank or broker-dealer, a Fund could experience some delay in obtaining direct ownership of the underlying collateral and might incur a loss if the value of the security should decline, as well as costs in disposing of the security.

     Pursuant to an Exemptive Order under Section 17(d) and Rule 17d-1 obtained by the Funds, excluding the Northstar Trust and the Strategic Income Fund, on March 5, 1991, such Funds may deposit uninvested cash balances into a single joint account to be used to enter into repurchase agreements.


     As an alternative to using repurchase agreements, a Fund may, from time to time, invest up to 5% of its assets in money market investment companies sponsored by a third party for short-term liquidity purposes. Such investments are subject to the non-fundamental investment limitations described herein.

     REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS. The Funds may enter into reverse repurchase agreements and dollar roll agreements. Under a reverse repurchase agreement or a dollar roll agreement, a Fund sells securities and agrees to repurchase them, or substantially similar securities in the case of a dollar roll agreement, at a mutually agreed upon date and price. At the time the Fund enters into a reverse repurchase or dollar roll agreement, it will establish and maintain a segregated account with its custodian, containing cash, U.S. Government Securities, or other liquid assets from its portfolio, having a value not less than the repurchase price (including accrued interest). The Funds do not account for dollar rolls as a borrowing.

     These agreements may involve the risk that the market value of the securities to be repurchased by a Fund may decline below the price at which the Fund is obligated to repurchase. Also, in the event the buyer of securities under a reverse repurchase agreement or a dollar roll agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement or the dollar roll agreement may effectively be restricted pending such a decision.

     LENDING PORTFOLIO SECURITIES. A Fund may lend portfolio securities to broker-dealers and other financial institutions in an amount up to one-third of the value of its total assets, provided that such loans are callable at any time by the Fund and are at all times secured by collateral held by the Fund at least equal to the market value, determined daily, of the loaned securities. A Fund will continue to receive any income on the loaned securities, while simultaneously earning interest on cash collateral (which will be invested in short-term debt obligations) or a securities lending fee (in the case of collateral in the form of U.S. Government Securities).

     There may be risks of delay in recovery of the loaned securities and, in some cases, loss of rights in the collateral should the borrower of the securities fail financially. Loans of portfolio securities will only be made to firms considered by Northstar to be creditworthy under guidelines adopted by the Trustees.

     FIRM COMMITMENTS AND WHEN-ISSUED SECURITIES. Each Fund, except the Government Securities Fund, may enter into firm commitment agreements to purchase securities at an agreed-upon price on a specified future date. An amount of cash or short-term U.S. Government Securities equal to the Fund's commitment will be deposited in a segregated account at the Fund's custodian bank to secure the Fund's obligation. Although a Fund will generally enter into firm commitments to purchase securities with the intention of actually acquiring the securities for its portfolio (or for delivery pursuant to options contracts it has entered into), the Fund may dispose of a security prior to settlement if Northstar deems it advisable to do so. A Fund entering into the forward commitment may realize short-term gains or losses in connection with such sales.

     A Fund may enter into To Be Announced ("TBA") sale commitments wherein the unit price and the estimated principal amount are established upon entering into the contract, with the actual principal amount being within a specified range of the estimate. A Fund will enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, the Fund will maintain, in a segregated account, cash or high-grade debt obligations in an amount sufficient to meet the purchase price. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities, based upon the unit price established at the date the commitment was entered into.

     A Fund may also purchase securities on a when-issued or delayed delivery basis. In such transactions, the price is fixed at the time the commitment to purchase is made, but delivery and payment for the securities take place at a later date, normally within one month. The value of the security on the settlement date may be more or less than the price paid as a result of, among other things, changes in the level of interest rates or other market factors. Accordingly, there is a risk of loss, which is in addition to the risk of decline in the value of the Fund's other assets. The Fund will establish a segregated account with its custodian in which it will maintain cash and marketable securities equal in value to commitments for when-issued or delayed delivery securities. While when-issued or delayed delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring them, unless a sale appears desirable for investment reasons.

     FLOATING OR VARIABLE RATE INSTRUMENTS. The Funds may purchase floating or variable rate bonds, which normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest. Such bonds are frequently secured by letters of credit or other credit support arrangements provided by banks. Floating or variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.). A Fund would anticipate using these bonds as cash equivalents, pending longer term investment of its funds. Other longer term fixed-rate bonds, with a right of the holder to request redemption at certain times (often annually, after the lapse of an intermediate term), may also be purchased by a Fund. These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates), while providing greater opportunity than comparable intermediate term bonds since the Fund may retain the bond if interest rates decline. By acquiring these kinds of bonds, a Fund obtains the contractual right to require the issuer of the security, or some other person (other than a broker or dealer), to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person.

     ZERO COUPON SECURITIES. Zero coupon securities are fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accredited over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have a similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities. Each Fund may invest a portion of its total assets in "zero coupon" Treasury securities, which consist of Treasury bills or stripped interest or principal components of U.S. Treasury bonds or notes.

     Zero coupon Treasury bonds or notes consist of stripped interest or principal components held in STRIPS form issued through the U.S. Treasury's STRIPS program, which permits the beneficial ownership of the component to be recorded directly in the Treasury book-entry system. The Funds may also purchase custodial receipts evidencing beneficial ownership of direct interests in component parts of U.S. Treasury bonds or notes held by a bank in a custodian or trust account.

     ADDITIONAL INFORMATION ON GNMAS. The Funds may invest in U.S. Government Securities, which are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities. A substantial portion of the assets of the Government Securities Fund have, at various times, been invested in obligations of the Government National Mortgage Association (popularly called GNMAs or Ginnie Maes). All of the other Funds may also invest in GNMAs from time to time.

     GNMAs are mortgage backed securities representing part ownership of a pool of mortgage loans, in which the timely payment of principal and interest is guaranteed by the full faith and credit of the U.S. Government. GNMA may borrow U.S. Treasury funds to the extent needed to make payments under the guarantee. The Funds purchase "modified pass-through" type GNMA Certificates for which principal and interest are guaranteed, rather than the "straight pass through" Certificates for which such guarantee is not available. The Funds also purchase "variable rate" GNMA Certificates and may purchase other types that may be used with GNMA's guarantee.

     When mortgages in the pool underlying a GNMA Certificate are prepaid by mortgagors or when foreclosure occurs, such principal payments are passed through to the Certificate holders (such as a Fund). Accordingly, the life of the GNMA Certificate is likely to be substantially shorter than the stated maturity of the mortgages in the underlying pool, which will have maturities of up to 30 years. Because of such variation in prepayment rights, it is not possible to accurately predict the life of a particular GNMA Certificate.

     Payments to holders of GNMA Certificates consist of the monthly distributions of interest and principal, less the GNMA and issuer's fees. The portion of the monthly payment that represents a return of principal may be reinvested by a Fund holding the GNMA in then-available GNMA obligations, which may bear interest at a rate higher or lower than the obligation from which the payment was received, or in a differing security. The actual yield to be earned by the holder of a GNMA Certificate is calculated by dividing such payments by the purchase price paid for the GNMA Certificate (which may be at a premium or a discount from the face value of the Certificate). Unpredictable prepayments of principal, however, can greatly change realized yields. In a period of declining interest rates it is more likely that mortgages contained in GNMA pools will be prepaid, thus reducing the effective yield. Moreover, any premium paid on the purchase of a GNMA Certificate will be lost if the obligation is prepaid. In periods of falling interest rates, this potential for prepayment may reduce the general upward price increase of GNMA Certificates that might otherwise occur. As with other debt instruments, the price of GNMA Certificates is likely to decrease in times of rising interest rates. Price changes of the GNMA Certificates held by a Fund have a direct impact on the net asset value per share of the Fund.

     When interest rates rise, the value of a GNMA Certificate will generally decline. Conversely, when rates fall, the GNMA Certificate value may rise, although not as much as other debt issues, due to the prepayment feature. As a result, the price per share the shareholder receives on redemption may be more or less than the price paid for the shares. The dividends per share paid by the Government Securities Fund may also vary.


Risks of International Investing

      Investments in foreign securities involve special risks, including currency fluctuations, political or economic instability in the country of issue and the possible imposition of exchange controls or other laws or restrictions. In addition, securities prices in foreign markets are generally subject to different economic, financial, political and social factors than are the prices of securities in U.S. markets. With respect to some foreign countries there may be the possibility of expropriation or confiscatory taxation, limitations on liquidity of securities of political or economic developments which could affect the foreign investments of a Fund. Moreover, securities of foreign issuers generally will not be registered with the SEC, and such issuers will generally not be subject to the SEC's reporting requirements. Accordingly, there is likely to be less publicly available information concerning certain of the foreign issuers of securities held by the Fund than is available concerning U.S. companies. Foreign companies are also generally not subject to uniform accounting, auditing and financial reporting standards or to practices and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign broker-dealers, financial institutions and listed companies than exists in the U.S. These factors could make foreign investments, especially those in developing countries, more volatile. All of the above issues should be considered before investing in the Fund.

Emerging Markets and Related Risks

      The International Value Fund may invest up to 25% of its assets in securities of companies located in countries with emerging securities markets. Emerging markets are the capital markets of any country that in the opinion of Brandes is generally considered a developing country by the international financial community. Currently, these markets include, but are not limited to, the markets of Argentina, Brazil, Chile, China, Colombia, Czech Republic, Greece, Hungary, India, Indonesia, Israel, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Portugal, Slovak Republic, Sri Lanka, Taiwan, Thailand, Turkey, Venezuela and countries that comprise the former Soviet Union. As opportunities to invest in other emerging markets countries develop, the Fund expects to expand and diversify further the countries in which it invests.

      Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. Some emerging markets countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally. Certain of these currencies have experienced a steady devaluation relative to the U.S. dollar. Any devaluations in the currencies in which the Fund's portfolio securities are denominated may have a detrimental impact on the Fund.

      Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy's base, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, there may be greater difficulties or restrictions with respect to investments made in emerging markets countries.

        Emerging securities markets typically have substantially less volume than U.S. markets, securities in many of such markets are less liquid, and their prices often are more volatile than securities of comparable U.S. companies. Such markets often have different clearance and settlement procedures for securities transactions, and in some markets there have been times when settlements have been unable to keep pace with the volume of transactions, making it difficult to conduct transactions. Delays in settlement could result in temporary periods when assets which the Fund desires to invest in emerging markets may be uninvested. Settlement problems in emerging markets countries also could cause the Fund to miss attractive investment opportunities. Satisfactory custodial services may not be available in some emerging markets countries, which may result in the Fund incurring additional costs and delays in the transportation and custody of such securities.

     ADDITIONAL INFORMATION ON FOREIGN SECURITIES. Each Fund, except Government Securities Fund, may invest in securities of foreign issuers. Each of these Funds other than International Value, High Yield, Strategic Income, and High Total Return Fund II may invest up to 20% of its net assets in foreign securities, of which 10% of its net assets may be invested in foreign securities that are not listed on a U.S. securities exchange. Strategic Income may invest up to 60% of its assets in securities of foreign issuers, High Total Return Fund II may invest up to 50% and High Yield up to 35% of its total assets. The International Value Fund may invest up to 100% of its total assets in securities of foreign issuers. Eurodollar certificates of deposit are excluded for purposes of this limitation for Strategic Income.

     ADDITIONAL INFORMATION ON HIGH YIELD SECURITIES. Balance Sheet Opportunities Fund, High Yield Fund, High Total Return Fund II, and Strategic Income Fund, each may invest in lower-rated fixed income securities to the extent described in the Prospectus. The lower ratings of certain securities held by these Funds reflect a greater possibility that adverse changes in the financial condition of the issuer or economic conditions in general, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by these Funds more volatile and could limit a Fund's ability to sell its securities at prices approximating the values the Fund had placed on such securities. In the absence of a liquid trading market for the securities held by it, a Fund may be unable at times to establish the fair value of such securities. The rating assigned to a security by Moody's Investors Service, Inc. or S & P (or by any other nationally recognized securities rating organization) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See the Appendix for a description of a security.

     Like those of other fixed income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. Thus, a decrease in interest rates will generally result in an increase in the value of a Fund's assets. Conversely, during periods of rising interest rates, the value of a Fund's assets will generally decline. In addition, the values of such securities are also affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers. Changes by recognized rating services in their ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect cash income derived from such securities, but will effect a Fund's net asset value. A Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase, although Northstar will monitor the investment to determine whether its retention will assist in meeting a Fund's investment objective.

     Certain securities held by a Fund may permit the issuer at its option to call, or redeem, its securities. If an issuer were to redeem securities held by a Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

     LOAN PARTICIPATIONS AND ASSIGNMENTS. Each Fund may invest in loan participations and loan assignments. A Fund's investment in loan participations typically will result in the Fund having a contractual relationship only with the Lender and not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any right of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the Participation. In the event of the insolvency of the Lender selling a Participation, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower.

     When a Fund purchases a loan assignment from Lenders, it will acquire direct rights against the borrowers on the Loan. Because Assignments are arranged through private negotiations between potential assignees and potential assignors, however, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigning Lender. Because there is no liquid market for such securities, the Funds anticipate that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market may have an adverse impact on the value of such securities and a Fund's ability to dispose of particular assignments or participations when necessary to meet redemptions of Fund shares, to meet the Fund's liquidity needs or when necessary in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for assignments and participations also may make it more difficult for a Fund to value these securities for purposes of calculating its net asset value.

                PORTFOLIO TRANSACTIONS AND BROKERAGE ALLOCATION


     Northstar, and Subadviser in the case of Growth + Value Fund, Special
Fund, and International Value Fund, places orders for the purchase and sale of the Funds' securities, supervises their execution and negotiates brokerage commissions on behalf of each Fund. For purposes of the remainder of this section, "Portfolio Transactions and Brokerage Allocation," discussion of Northstar includes the Subadviser, but only with respect to Growth + Value Fund, Special Fund, and International Value Fund. It is the practice of Northstar to seek the best prices and best execution of orders and to negotiate brokerage commissions that in the Adviser's opinion, are reasonable in relation to the value of the brokerage services provided by the executing broker. Brokers who have executed orders for the Funds are asked to quote a fair commission for their services. If the execution is satisfactory and if the requested rate approximates rates currently being quoted by the other brokers selected by Northstar, the rate is deemed by Northstar to be reasonable. Brokers may ask for higher rates of commission if all or a portion of the securities involved in the transaction are positioned by the broker, if the broker believes it has brought a Fund an unusually favorable trading opportunity, or if the broker regards its research services as being of exceptional value and payment of such commissions is authorized by Northstar after the transaction has been consummated. If Northstar more than occasionally differs with the broker's appraisal of opportunity or value, the broker would not be selected to execute trades in the future. Northstar believes that each Fund benefits with a securities industry comprised of many and diverse firms and that the long term interest of shareholders of the Funds is best served by its brokerage policies that include paying a fair commission, rather than seeking to exploit its leverage to force the lowest possible commission rate. Over-the-counter purchases and sales are transacted directly with principal market-makers, except in those circumstances where, in the opinion of Northstar, better prices and execution are available elsewhere.


     In general terms, the nature of research services provided by brokers encompasses statistical and background information, and forecasts and interpretations with respect to U.S. and foreign economies, U.S. and foreign money markets, fixed income markets and equity markets, specific industry groups and individual issues. Research services will vary from firm to firm, with broadest coverage generally from the large full-line firms. Smaller firms, in general, tend to provide information and interpretations on a smaller scale, frequently with a regional emphasis. In addition, several firms monitor federal, state, local and foreign political developments; many of the brokers also provide access to outside consultants. The outside research assistance is particularly useful to the Adviser's staff, since the brokers, as a group, tend to monitor a broader universe of securities and other matters than the Adviser's staff can follow. In addition, the outside research provides Northstar with a diverse perspective on financial markets. Research and investment information is provided by these and other brokers at no cost to Northstar and is available for the benefit of other accounts advised by Northstar and its affiliates; and not all of this information will be used in connection with the Funds. While this information may be useful in varying degrees and may tend to reduce the Adviser's expenses, it is not possible to estimate its value, and, in the opinion of Northstar, it does not reduce the Adviser's expenses by a determinable amount. The extent to which Northstar makes use of statistical, research and other services furnished by brokers is considered by Northstar in the allocation of brokerage business, but there is no formula by which such business is allocated. Northstar does so in accordance with its judgment of the best interests of the Funds and their shareholders.

     Purchases and sales of fixed income securities will usually be principal transactions. Such securities often will be purchased or sold from or to dealers serving as market makers for the securities at a net price. Each Fund will also purchase such securities in underwritten offerings and will, on occasion, purchase securities directly from the issuer. Generally, fixed income securities are traded on a net basis and do not involve brokerage commissions. The cost of executing fixed income securities transactions consists primarily of dealer spreads and underwriting commissions.

     In purchasing and selling fixed income securities, it is the policy of each Fund to obtain the best results, while taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors, such as the dealer's risk in positioning the securities involved. While Northstar generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily pay the lowest spread or commission available.


     Each Fund may, under circumstances in which two or more dealers are in a position to offer comparable results, give preference to a dealer that has provided statistical or other research services to the Funds. By allocating transactions in this manner, Northstar is able to supplement its research and analysis with the views and information of other securities firms. During the semi-annual period ended April 30, 1997 and the fiscal years ended October 31, 1996 and October 31, 1995 in the case of the Growth + Value, International Value, Income and Growth, and High Total Return II Funds and the fiscal years ended December 31, 1996 and December 31, 1995 for the Growth, Special, Balance Sheet Opportunities, High Yield, Strategic Income and Government Securities Funds, each of the Funds listed below paid the total brokerage commissions indicated below, including, in the case of the Growth, Special, Balance Sheet Opportunities, High Yield, Strategic Income and Government Securities Funds, commissions to Advest, Inc. ("Advest"), an affiliate of the Funds' former investment adviser.


          BROKERAGE COMMISSIONS PAID DURING MOST RECENT SEMI-ANNUAL
             PERIOD FOR THE NORTHSTAR TRUST AND  FISCAL YEARS
                   ENDED OCTOBER 31, 1996 AND 1995 FOR THE
           NORTHSTAR TRUST AND FISCAL YEARS ENDED DECEMBER 31, 1996
                        AND 1995 FOR THE FUNDS













                                                                                          APRIL 30,           OCTOBER 31,
                                                                                            1997          1996          1995
Growth + Value Fund...................................................................... $56,569    N/A           N/A
International Value Fund (1)............................................................. $37,056    $ 46,650      $  9,822
Income and Growth Fund..................................................................  $78,856    $507,638      $249,474
High Total Return Fund II................................................................ $     0    N/A           N/A


(1) Prior to April 21, 1997, the International Value Fund was operated as the
Brandes International Fund, a series of the Brandes Investment Trust, and distributed by Worldwide Value Distributors, L.L.C.

                                                                                                   DECEMBER 31,
                                                                                                1996           1995


Growth Fund..............................................................................     $124,024       $241,864
Special Fund.............................................................................     $479,135       $ 87,375
Balance Sheet Opportunities Fund.........................................................     $ 90,283       $ 88,151
High Yield Fund..........................................................................     $ 16,591       $ 12,763
Strategic Income Fund....................................................................     $      0       $    552
Government Securities Fund...............................................................     $  1,049       $      0


     A change in securities held in the portfolio of a Fund is known as "Portfolio Turnover" and may involve the payment by a Fund of dealer markups or brokerage or underwriting commissions and other transaction costs on the sale of securities, as well as on the reinvestment of the proceeds in other securities. Portfolio turnover rate for a fiscal year is the percentage determined by dividing the lesser of the cost of purchases or proceeds from sales of portfolio securities by the average of the value of portfolio securities during such year, all excluding securities whose maturities at acquisition were one year or less. Each Fund cannot accurately predict its portfolio turnover rate, but Northstar anticipates that each Fund's rate will not exceed 100% under normal market conditions. A 100% annual turnover rate would occur, for example, if all the securities in the portfolio were replaced once in a period of one year. A Fund's portfolio turnover rate may be higher than that described above if a Fund finds it necessary to significantly change its portfolio to adopt a temporary defensive position or respond to economic or market events. A high turnover rate would increase commission expenses and may involve realization of gains that would be taxable to shareholders. The ability of a Fund to make purchases and sales of securities and to engage in options and futures transactions will be limited by certain requirements of the Code, including a requirement that less than 30% of the Fund's annual gross income be derived from gains on the sale of securities and certain other assets held for less than three months.

          SERVICES OF NORTHSTAR, THE SUBADVISERS AND THE ADMINISTRATOR


     Pursuant to an Investment Advisory Agreement with each Fund, Northstar Investment Management Corporation acts as the investment adviser to each Fund. In this capacity, Northstar, subject to the authority of the Trustees of the Funds, and subject to delegation of certain responsibilities to Brandes Investment Partners, L.P. as the subadviser for the International Value Fund, Navellier Fund Management, Inc. as the subadviser for the Growth + Value Fund and the Special Fund, and Wilson/Bennett Capital Management, Inc. as the subadviser for the Income and Growth Fund, is responsible for furnishing continuous investment supervision to the Funds and is responsible for the management of each Fund's portfolio. Northstar oversees the investment management of the Subadvisers for the Funds which are managed by a Subadviser.




     Northstar is an indirect, majority-owned subsidiary of ReliaStar Financial Corp. ("ReliaStar"). Combined minority interests in Northstar held by members of senior management of ReliaStar currently equal 20%. ReliaStar is a publicly traded holding company whose subsidiaries specialize in the life insurance business. Through ReliaStar Life Insurance Company ("ReliaStar Life") and other subsidiaries, ReliaStar issues and distributes individual life insurance and annuities, group life and health insurance and life and health reinsurance, and provides related investment management services. The address of Northstar is Two Pickwick Plaza, Greenwich, Connecticut 06830. The address of ReliaStar is 20 Washington Avenue South, Minneapolis, Minnesota 55401.


     Northstar charges a fee under each advisory agreement to Growth + Value Fund, Growth Fund, Special Fund, International Value Fund, Balance Sheet Opportunities Fund, High Yield Fund, High Total Return Fund II, Strategic Income Fund and Government Securities Fund at an annual rate, after voluntary waivers or expense reimbursements, of 1.00%, 0.75%, 0.75%, 1.00%, 0.65%, 0.60%, 0.75%,
0.65% and 0.50% of such Fund's average daily net assets, respectively. This fee is accrued daily and payable monthly.


     Northstar charges a fee to the Income and Growth Fund at the annual rate of 0.75% on the first $250,000,000 of aggregate average daily net assets of each Fund, 0.70% on the next $250,000,000 of such assets, 0.65% on the next $250,000,000 of such assets; 0.60% on the next $250,000,000 of such assets, and 0.55% on the remaining aggregate daily net assets of each Fund in excess of $1 billion.




     The Investment Advisory Agreement for the Income and Growth Fund was originally approved by the Trustees of the Northstar Trust on October 23, 1993, and by the sole Shareholder of the Northstar Income and Growth Fund on November 8, 1993. The Investment Advisory Agreement continued in effect for a period of two years and was renewed by the Trustees for one year on October 31, 1995. It will continue in effect from year to year if specifically approved annually by (a) the Trustees, acting separately on behalf of the Fund, including a majority of the Disinterested Trustees, or (b) a majority of the outstanding voting securities of each class of the Fund as defined in the 1940 Act.


     The Investment Advisory Agreement for the Growth + Value Fund was approved by the Trustees of the Northstar Trust on July 31, 1996. The Investment Advisory Agreement will continue in effect for a period of two years and annually thereafter if specifically approved annually by (a) the Trustees, acting separately on behalf of the Fund, including a majority of the Disinterested Trustees, or (b) a majority of the outstanding voting securities of each class of the Fund as defined in the 1940 Act.

    The Investment Advisory Agreement for the High Total Return Fund II was approved by the Trustees of the Northstar Trust on October 29, 1996. The Investment Advisory Agreement will continue in effect for a period of two years and annually thereafter if specifically approved annually by (a) the Trustees, acting separately on behalf of the Fund, including a majority of the Disinterested Trustees, or (b) a majority of the outstanding voting securities of each class of the Fund as defined in the 1940 Act.

     The Investment Advisory Agreement for the International Value Fund was approved by the Trustees of the Northstar Trust on January 23, 1997. The Investment Advisory Agreement will continue in effect for a period of two years and annually thereafter if specifically approved annually by (a) the Trustees, acting separately on behalf of the Fund, including a majority of the Disinterested Trustees, or (b) a majority of the outstanding voting securities of each class of the Fund as defined in the 1940 Act.

     Each Investment Advisory Agreement for the remaining Funds was approved by the Trustees of the affected Fund on March 1, 1995 and by the shareholders of such Fund on June 2, 1995. Each such Investment Advisory Agreement will continue in effect until June 2, 1997, and thereafter, will continue in effect from year to year if specifically approved annually by (a) the Trustees, acting separately on behalf of the particular Fund, including a majority of the Disinterested Trustees, or (b) a majority of the outstanding voting securities of each class of such Fund as defined in the 1940 Act.


     A Fund's Investment Advisory Agreement may be terminated as to any class, without penalty and at any time, by a similar vote upon not more than 60 days' nor less than 30 days' written notice by Northstar, the Trustees, or a majority of the outstanding voting securities of such class of such Fund as defined in the 1940 Act.
Such agreement will automatically terminate in the event of its assignment, as defined in Section 2(a)(4) of the 1940 Act.


     Pursuant to a Subadvisory Agreement between Northstar and Brandes Investment Partners, L.P. ("Brandes"), dated February 28, 1997, Brandes acts as Subadviser to the International Value Fund. In this capacity, Brandes, subject to the supervision and control of Northstar and the Trustees of the Fund, will manage the Fund's portfolio investments, consistently with the Fund's investment objective, and will execute any of the Fund's investment policies that it deems appropriate to utilize from time to time. Fees payable under the Subadvisory Agreement will accrue daily and be paid monthly by Northstar. As compensation for its services, Northstar will pay Brandes at the annual rate of 50% of the management fee that the Fund pays Northstar. Brandes' address is 12750 High Bluff Drive, San Diego, California 92130. Charles Brandes, who controls the general partner of Brandes, serves as one of the managing directors of Brandes. The Subadvisory Agreement for the Fund was approved by the Trustees of the Fund on January 23, 1997. The Subadvisory Agreement may be terminated without payment of any penalty by Northstar, Brandes, the Trustees of the Fund, or the shareholders of the Fund on not more than 60 days' and not less than 30 days' prior written notice. Otherwise, the Subadvisory Agreement will remain in effect for two years and will, thereafter, continue in effect from year to year, subject to the annual approval of the Trustees of the Fund, or the vote of a majority of the outstanding voting securities of the Fund, and the vote, cast in person at a meeting duly called and held, of a majority of the Trustees of the Fund who are not parties to the Subadvisory Agreement or "interested persons" (as defined in the 1940 Act) of any such Party.

     Pursuant to separate Subadvisory Agreements between Northstar and Navellier Fund Management, Inc. ("Navellier"), dated July 31, 1996 and February 1, 1996, Navellier acts as subadviser to Growth + Value Fund and Special Fund, respectively. In this capacity, Navellier, subject to the supervision and control of Northstar and the Trustees of such Funds, will manage the Funds' portfolio investments, consistently with their investment objective, and will execute any of the Funds' investment policies that it deems appropriate to utilize from time to time. Fees payable under the Subadvisory Agreement will accrue daily and be paid monthly by Northstar. As compensation for its services, Northstar will pay Navellier at the annual rate of 0.64% and 0.48% of the average daily net assets of Growth + Value Fund and Special Fund, respectively. Navellier is wholly-owned and controlled by its sole stockholder, Louis G. Navellier. Navellier's address is: 1 East Liberty, Third Floor, Reno, Nevada, 89501. The Subadvisory Agreement for Growth + Value Fund was approved by the Trustees of the Fund on July 31, 1996. The Subadvisory Agreement for Special Fund was approved by the Trustees of the Fund on December 1, 1995, and by vote of the Shareholders of the Fund on January 30, 1996. Each Subadvisory Agreement may be terminated without payment of any penalty by Northstar, Navellier, the Trustees of such Fund, or the shareholders of such Fund on not more than 60 days' and not less than 30 days' prior written notice. Otherwise, each Subadvisory Agreement will remain in effect for two years and will, thereafter, continue in effect from year to year, subject to the annual approval of the Trustees of the applicable Fund, or the vote of a majority of the outstanding voting securities of such Fund, and the vote, cast in person at a meeting duly called and held, of a majority of the Trustees of such Fund who are not parties to the Subadvisory Agreement or "interested persons" (as defined in the 1940
Act) of any such Party.



     Pursuant to a Subadvisory Agreement between Northstar and Wilson/Bennett Capital Management, Inc. ("Wilson/Bennett"), dated July 31, 1996, Wilson/Bennett serves as subadviser with respect to the common stock portion of the Income and Growth Fund. Northstar will make all determinations as to the allocation of the Fund's assets, will direct all trades and will manage the portion of the Fund's assets in convertible and fixed income securities. Wilson/Bennett's principal address is Suite 250, 8260 Greensboro Drive, McLean, Virginia 22102. Wilson/Bennett currently manages approximately $111 million of assets for individuals, pension plans and corporations. For its services, Wilson/Bennett will receive from Northstar, not the Funds, a monthly fee at an annual rate equal to 0.20% of the first $125 million of average daily net assets of the Fund managed by Wilson/Bennett, 0.25% of the next $125 million, and 0.30% for assets in excess of $250 million. The Subadvisory Agreement for Income and Growth Fund was approved by the Trustees of the Fund on April 25, 1996 , and by vote of the shareholders of the Fund on July 15, 1996. The Subadvisory Agreement may be terminated without payment of any penalty by Northstar, Wilson/Bennett, the Trustees of the Fund, or the shareholders of the Fund on not more than 60 days' and not less than 30 days' prior written notice. Otherwise, the Subadvisory Agreement will remain in effect for two years and will, thereafter, continue in effect from year to year, subject to the annual approval of the Trustees of the Fund, or the vote of a majority of the outstanding voting securities of the Fund, and the vote, cast in person at a meeting duly called and held, of a majority of the Trustees of the Fund who are not parties to the Subadvisory Agreement or "interested persons" (as defined in the 1940 Act) of any such Party.

     Northstar Administrators Corporation serves as administrator for the Funds, pursuant to an Administrative Services Agreement with each Fund. Subject to the supervision of the Board of Trustees, the Administrator provides the overall business management and administrative services necessary to the proper conduct of the Funds' business, except for those services performed by Northstar under the Investment Advisory Agreements, the custodian for the Funds under the Custodian Agreements, the transfer agent for the Funds under the Transfer Agency Agreements, and such other service providers as may be retained by the Funds from time to time. The Administrator acts as liaison among these service providers to the Funds. The Administrator is also responsible for ensuring that the Funds operate in compliance with applicable legal requirements and for monitoring Northstar for compliance with requirements under applicable law and with the investment policies and restrictions of the Funds. The Administrator is an affiliate of Northstar. The address of the Administrator is: Two Pickwick Plaza, Greenwich, Connecticut 06830.



     The Administrative Services Agreement was approved by the Trustees of the Trust on behalf of the Income and Growth Fund on October 23, 1993, and continued in effect for a period of two years. The Agreement was renewed by the Trustees for one year on October 31, 1995 and will continue in effect from year to year thereafter, provided such continuance is approved annually by a majority of the Trustees of the Trust. The Administrative Services Agreement for the Northstar Growth + Value Fund was approved by the Trustees of the Northstar Trust on July 31, 1996 and will continue in effect from year to year thereafter, provided such continuance is approved annually by a majority of the Trustees.

    The Administrative Services Agreement for Northstar International Value Fund was approved by the Trustees of the Northstar Trust on January 23, 1997 and will continue in effect from year to year thereafter, provided such continuance is approved annually by a majority of the Trustees.

    The Administrative Services Agreement for the Northstar High Total Return Fund II was approved by the Trustees of the Northstar Trust on October 29, 1996 and will continue in effect from year to year thereafter, provided such continuance is approved annually by a majority of the Trustees.

    The Administrator's fee is accrued daily against the value of each Fund's net assets and is payable by each Fund monthly at an annual rate of 0.10% of each Fund's average daily net assets. In addition, the Administrator charges an annual account fee of $5.00 for each account of beneficial owners of shares in a Fund for providing certain shareholder services and assisting broker-dealer shareholder accounts.

     Each Administrative Services Agreement for the remaining Funds was approved by the Trustees of the particular Fund on March 1, 1995.

and will continue in effect until June 2, 1997, and from year to year thereafter, provided such continuance is approved annually by a majority of the Disinterested Trustees of the affected Fund.

    The Administrator's fee is accrued daily against the value of each Fund's net assets and is payable by each Fund monthly at an annual rate of 0.10% of each Fund's average daily net assets. In addition, the Administrator charges an annual account fee of $5.00 for each account of beneficial owners of shares in a Fund for providing certain shareholder services and assisting broker-dealer shareholder accounts.

     During the semi-annual period ended April 30, 1997 and the fiscal years ended October 31, 1996 and 1995, or during the fiscal years ended December 31, 1996, 1995, 1994 and 1993, the Funds listed below paid Northstar and the Administrator the following investment advisory and administrative fees, respectively:


                  TOTAL ADVISORY AND ADMINISTRATIVE FEES PAID
                 DURING SEMI-ANNUAL PERIOD ENDED APRIL 30, 1997
                     AND THE FISCAL YEAR ENDED OCTOBER 31,




                                      SIX MONTHS        SIX MONTHS
                                         ENDED            ENDED
                                     APRIL 30, 1997   APRIL 30, 1997       1996            1996            1995           1995
                                     ADVISORY FEES     ADMIN. FEES     ADVISORY FEES    ADMIN. FEES    ADVISORY FEES   ADMIN. FEES
Growth + Value Fund.................$   96,035        $    9,604             N/A           N/A           N/A           N/A
International Value Fund (1)........$  194,134        $   29,367      $  259,033       $ 60,000       $   34,019     $ 39,452
Income and Growth Fund..............$  763,965        $  118,926      $ 1,548,967      $242,294       $1,158,432     $154,457
High Total Return Fund II...........$      177        $       24             N/A            N/A            N/A          N/A


(1) Prior to April 21, 1997, the International Value Fund was managed by Brandes Investment Partners L.P. The administrator for the Fund was the Investment Company Administration Corporation.


                            TOTAL ADVISORY FEES PAID
                     DURING FISCAL YEAR ENDED DECEMBER 31,


                                                         1996               1995                 1994          1993
                                                       ADVISORY            ADVISORY             ADVISORY      ADVISORY
                                                        FEES                 FEES                 FEES          FEES
Growth Fund (2)......................................   575,383            593,282              604,576        517,203
Special Fund (2)..................................... 1,146,789            287,311(4)           268,139        145,178
Balance Sheet Opportunities Fund (2).................   464,088            477,095              519,729        447,631
High Yield......................................... ..  941,594            683,323              622,761        432,063
Strategic Income Fund (2)............................   532,941            252,201               57,726              0
Government Securities Fund (2)(3)....................   923,929            678,996              747,846        767,370



(1) Prior to June 5, 1995, the Growth, Special, Balance Sheet Opportunities, High Yield, Strategic Income and Government Securities Funds were managed by Boston Security Counselors, Inc. ("BSC") and did not utilize the services of an administrator. During the fiscal years ended December 31, 1996, 1995, 1994 and 1993, the Funds listed above paid Northstar or BSC the above noted investment advisory fees.

(2) Does not reflect expense reimbursement of $34,126 for the Growth Fund, $20,615 for the Special Fund, $41,925 for the Balance Sheet Opportunities Fund, $65,578 for the Strategic Income Fund for the year ended December 31, 1996 and $87,944 for the Strategic Income Fund for the year ended December 31, 1995 and $15,175 for the Government Securities Fund.

(3) Net of waiver of investment advisory fees of $284,286, $301,776, $332,370 and $341,054 for the years ended December 31, 1996, 1995, 1994 and 1993, respectively.

(4) Does not reflect expense reimbursement of $733.



                                NET ASSET VALUE


     For each Fund in the Northstar Trust, equity securities are valued at the last sale price on the exchange or in the principal OTC market in which such securities are being valued, or lacking any sales, at the last available bid price. Prices of long-term debt securities are valued on the basis of last reported sales price, or if no sales are reported, the value is determined based upon the mean of representative quoted bid or asked prices for such securities obtained from a quotation reporting system or from established market makers, or at prices for securities of comparable maturity, quality and type. For the Northstar Growth, Special, Balance Sheet Opportunities, High Yield, Strategic Income and Government Securities Funds, portfolio securities, options and futures contracts and options thereon that are traded on national exchanges or in the NASDAQ System are valued at the last sale or settlement price on the exchange or market where primarily traded or, if none that day, at the mean of the last reported bid and asked prices, using prices as of the close of trading on the applicable exchange or market. Securities and options that are traded in the otc market (other than on the NASDAQ System) are valued at the mean of the last available bid and asked prices. Such valuations are based on quotations of one or more dealers that make markets in the securities as obtained from such dealers or from a pricing service. Securities (including OTC options) for which market quotations are not readily available (which may constitute a major portion of the High Yield Fund's portfolio) and other assets are valued at their fair value as determined by or under the direction of the Trustees. Such fair value may be determined by various methods, including utilizing information furnished by pricing services that determine calculations for such securities using methods based, among other things, upon market transactions for comparable securities and various relationships between securities that are generally recognized as relevant.

     The net asset value of each Fund's shares fluctuates and is determined separately for each class as of the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. EST), on each business day that the Exchange is open. Net asset value per share is computed by determining the value of a Fund's assets (securities held plus cash and other assets, including dividend and interest accrued but not received) less all liabilities of the Fund (including accrued expenses other than class specific expenses), and dividing the result by the total number of shares outstanding at such time. The specific expenses borne by each class of shares will be deducted from that class and will result in different net asset values and dividends. The net asset value per share of the Class B, Class C and Class T shares of each Fund will generally be lower than that of the Class A or Class I shares because of the higher class specific expenses borne by each of the Class B, Class C and Class T shares. Under normal market conditions, daily prices for securities are obtained from independent pricing services, determined by them in accordance with the registration statement for each Fund. Securities are valued at market value or, if a market quotation is not readily available, at their fair value, determined in good faith under procedures established by and under the supervision of the Trustees. Money market instruments maturing within 60 days are valued using the amortized cost method of valuation. This involves valuing a security at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument. See "How Net Asset Value is Determined" in the Prospectus.

                           PURCHASES AND REDEMPTIONS

     Shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are not subject to a front-end or contingent deferred sales load. There is no sales charge for qualified persons.
"Qualified Persons" are the following (a) active or retired Trustees, Directors, Officers, Partners or Employees (including immediate family) of (i) Northstar or any of its affiliated companies, (ii) the Funds or any Northstar affiliated investment company or (iii) dealers having a sales agreement with the Underwriter, (b) trustees or custodians of any qualified retirement plan or IRA established for the benefit of a person in (a) above; (c) dealers, brokers or registered investment advisers that have entered into an agreement with the Underwriter providing for the use of shares of the Funds in particular investment products such as "wrap accounts" or other similar managed accounts for the benefit of the clients of such brokers, dealers and registered investment advisers, and (d) pension, profit sharing or other benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, provided that such shares are purchased by an employer sponsored plan with at least 50 eligible employees and (e) service providers of (i) Northstar or any of its affiliated companies or (ii) the Funds or any Northstar affiliated investment company and (f) Brandes employees, officers and partners. Class A shares of the Funds may be purchased at net asset value, through a dealer, where the amount invested represents redemption proceeds from another open-end fund sold with a sales load and the same or similar investment objective, and PROVIDED the following conditions are met: such redemption occurred no more than 60 days prior to the purchase of shares of a Northstar Fund, the redeemed shares were held for at least six months prior to redemption, and the proceeds of the redemption are sent directly to Northstar or its agent, or maintained in cash or a money market fund. No commissions will be paid to dealers in connection with such purchases. There is also no initial sales charge for "Purchasers" (defined below) if the initial amount invested in the Funds is at least $1,000,000 or the Purchaser signs a $1,000,000 Letter of Intent, as hereinafter defined.


     REDUCED SALES CHARGES ON CLASS A SHARES. Investors choosing the initial sales alternative may under certain circumstances be entitled to pay reduced sales charges. The sales charge varies with the size of the purchase and reduced charges apply to the aggregate of purchases of a Fund made at one time by any "Purchaser," which term includes (i) an individual and his/her spouse and their children under the age of 21, (ii) a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including IRAs, pension, profit-sharing or other employee benefit trusts created pursuant to a plan qualified under Section 401 of the Code, a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension Accounts ("SARSEP")) and 403(b) and 457 plans, although more than one beneficiary or participant is involved; and (iii) any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company. The circumstances under which "Purchasers" may pay reduced sales charges are described in the Prospectus.

     PURCHASES IN-KIND OF THE NORTHSTAR INTERNATIONAL VALUE FUND. Investors may, subject to the approval of the Northstar International Value Fund, Northstar and Brandes, purchase shares of the Northstar International Value Fund (the "Fund") with liquid securities that are eligible for purchase by the Fund and that have a value that is readily ascertainable. These transactions will be effected only if Northstar or Brandes intends to retain the securities in the Fund as an investment. The Fund reserves the right to amend or terminate this practice at any time.


     REDEMPTIONS. The right to redeem shares may be suspended and payment therefore postponed during periods when the New York Stock Exchange is closed, other than customary weekend and holiday closings, or, if permitted by rules of the sec, during periods when trading on the Exchange is restricted, or during any emergency that makes it impracticable for any Fund to dispose of its securities or to determine fairly the value of its net assets or during any other period permitted by order of the sec for the protection of investors. Furthermore, the Transfer Agent will not mail redemption proceeds until checks received for shares purchased have cleared, but payment will be forwarded immediately upon the funds becoming available. Class B, Class C and Class T shareholders will be subject to the applicable deferred sales charge, if any, for their shares at the time of redemption.

     The contingent deferred sales load will be waived with respect to Class T shares in the following instances: (i) any partial or complete redemption of shares of a shareholder who dies or becomes disabled, so long as the redemption is requested within one year of death or the initial determination of disability; (ii) any partial or complete redemption in connection with distributions under Individual Retirement Accounts ("IRAS") or other qualified retirement plans in connection with a lumpsum or other form of distribution following retirement within the meaning of Section 72(t)(2)(A)(iv) or (v) of the Code, disability or death, or after attaining the age of 59 1/2 in the case of an IRA, Keogh Plan or custodial account pursuant to Section 403(b)(7) of the Code, or on any redemption that results from a taxfree return of an excess contribution pursuant to Section 408(d)(4) or (5) of the Code or Section 4979(f) of the Code; (iii) redemptions effected pursuant to the Funds' right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than $500; (iv) redemptions effected by (A) employees of The Advest Group, Inc. ("AGI") and its subsidiaries, (B) IRAs, Keogh plans and employee benefit plans for those employees, and (C) spouses and minor children of those employees, so long as orders for shares are placed on behalf of the spouses or children by the employees; (v) redemptions effected by accounts managed by investment advisory subsidiaries of agi registered under the Investment Advisers Act of 1940; and (vi) redemptions in connection with exchanges of Fund Class T shares, including shares of the Class T account of the Money Market Portfolio.

     EXCHANGES. The following conditions must be met for all exchanges among the Funds and the Money Market Portfolio: (i) the shares that will be acquired in the exchange (the "Acquired Shares") are available for sale in the shareholder's state of residence; (ii) the Acquired shares will be registered to the same shareholder account as the shares to be surrendered (the "Exchanged Shares");
(iii) the Exchanged Shares must have been held in the shareholder's account for at least 30 days prior to the exchange; (iv) except for exchanges into the Money Market Portfolios, the account value of the Fund whose shares are to be acquired must equal or exceed the minimum initial investment amount required by that Fund after the exchange is implemented; and (v) a properly executed exchange request has been received by the Transfer Agent.

     Each Fund reserves the right to delay the actual purchase of the Acquired Shares for up to five business days if it determines that it would be disadvantaged by an immediate transfer of proceeds from the redemption of Exchanged Shares. Normally, however, the redemption of Exchanged Shares and the purchase of Acquired Shares will take place on the day that the exchange request is received in proper form. Each Fund reserves the right to terminate or modify its exchange privileges at any time upon prominent notice to shareholders. Such notice will be given at least 60 days in advance. It is the policy of Northstar to discourage and prevent frequent trading by shareholders among the Funds in response to market fluctuations. Accordingly, in order to maintain a stable asset base in each Fund and to reduce administrative expenses borne by each Fund, Northstar generally restricts shareholders to a maximum of six exchanges out of a Fund each calendar year. If a shareholder exceeds this limit, future exchange requests may be denied.

     CONVERSION FEATURE. Class B shares of each Fund will automatically convert to Class A shares without a sales charge at the relative net asset values of each of the classes after eight years from the acquisition of the Class B shares, and as a result, will thereafter be subject to the lower distribution fee (but same service fee) under the Class A Rule 12b-1 plan for each Fund. Class T Shares convert to Class A shares at the end of the month that is the later of (i) eight years after the Class T Shares were purchased or (ii) June 2, 1998.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

     Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to so qualify, the Fund must, among other things, (i) derive each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in stock, securities or currencies;
(ii) derive less than 30% of its gross income each taxable year from the sale or other disposition of certain assets, including securities, held for less than three months (the "30% Limitation"); and (iii) at the end of each quarter of the taxable year maintain at least 50% of the value of its total assets in cash, government securities, securities of other regulated investment companies, and other securities of issuers that represent, with respect to each issuer, no more than 5% the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and with no more than 25% of its assets invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades and businesses. As a regulated investment company, each Fund generally will not be subject to federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed.

     An excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. Each Fund intends to make distributions sufficient to avoid imposition of the excise tax. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund during October, November or December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable as if received on December 31 in the year they are declared by the Fund, rather than the year in which they are received.

     The taxation of equity options and OTC options on debt securities is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold, any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and, in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

     Certain options, futures contracts and forward contracts in which a Fund may invest are "section 1256 contracts." Gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses ("60/40 gains or losses"); however, foreign currency gains or losses (as discussed below) arising from certain section 1256 contracts may be treated as ordinary income or loss. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are treated as sold on such date at fair market value, resulting in unrealized gains or losses being treated as though they were realized.

     Hedging transactions undertaken by a Fund may result in straddles for U.S. federal income tax purposes. The straddle rules may accelerate income to a Fund, defer losses to a Fund, and affect the character of gains (or losses) realized by a Fund. Hedging transactions may increase the amount of short-term capital gain realized by a Fund that is taxed as ordinary income when distributed to shareholders. A Fund may make one or more of the various elections available under the Code with respect to hedging transactions. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected positions will be determined under rules that vary according to the elections made. The 30% limitation may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts and forward contracts.

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time a Fund accrues interest or other receivables, or accrues expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and certain options, futures and forward contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     A Fund will not realize gain or loss on a short sale of a security until it closes the transaction by delivering the borrowed security to the lender. All or a portion of any gain arising from a short sale may be treated as short-term capital gain, regardless of the period for which he Fund held the security used to close the short sale. In addition, the Fund's holding period for any security that is substantially identical to that which is sold short may be reduced or eliminated as a result of the short sale.

     Investments by a Fund in zero coupon securities will result in income to the Fund equal to a portion of the excess of the face value of the securities over their issue price (the "original issue discount") each year that the securities are held, even though the Fund receives no cash interest payments. This income is included in determining the amount of income that the Fund must distribute to maintain its status as a regulated investment company and to avoid the payment of federal income tax and the 4% excise tax. If a Fund invests in certain high yield original issue discount obligations issued by corporations, a portion of the original issue discount accruing on the obligations may be eligible for the deduction for dividends received by corporations. In such event, a portion of the dividends of investment company taxable income received from the Fund by its corporate shareholders may be eligible for this deduction.

     Gain derived by a Fund from the disposition of any market discount bonds (i.e., bonds purchased other than at original issue, where the face value of the bonds exceeds their purchase price) held by the Fund will be taxed as ordinary income to the extent of the accrued market discount on the bonds, unless the Fund elects to include the market discount in income as it accrues.

     If a Fund invests in stock of certain foreign corporations that generate largely passive investment-type income, or which hold a significant percentage of assets that generate such income (referred to as "passive foreign investment companies" or "PFICs"), these investments would be subject to special tax rules designed to prevent deferral of U.S. taxation of the Fund's share of the PFIC's earnings. In the absence of certain elections to report these earnings on a current basis, regardless of whether the Fund actually receives any distributions from the PFIC, investors in the Fund would be required to report certain "excess distributions" from, and any gain from the disposition of stock of, the PFIC as ordinary income. This ordinary income would be allocated ratably to the Fund's holding period for the stock. Any amounts allocated to prior years would be taxable at the highest rate of tax applicable in that year, increased by an interest charge determined as though the amounts were underpayments of tax.

     Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and may elect to "pass through" to the Fund's shareholders the amount of foreign taxes paid by the Fund. Pursuant to this election, a shareholder will be required to include in gross income (in addition to dividends actually received) its pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct its pro rata share of the foreign taxes in computing its taxable income or to use the amount as a foreign tax credit against its U.S. Federal income tax liability, subject to limitations. Each shareholder will be notified within 60 days after the close of the Fund's taxable year whether the foreign taxes paid by the Fund will "pass through" for that year. If a Fund is not eligible to make the election to "pass through" to its shareholders its foreign taxes, the foreign taxes it pays will reduce its investment company taxable income and distributions by the Fund will be treated as U.S. source income.

     Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to its foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund's income flows through to its shareholders. With respect to the Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency denominated debt securities, receivables and payables, and options, futures and forward transactions, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including the foreign source passive income passed through by the Funds.

     The current position of the Internal Revenue Service (the "IRS") generally is to treat a regulated investment company, such as the Special Fund, as owning its proportionate share of the income and assets of any partnership in which it is a partner, in applying the 90% qualifying income requirement, the 30% Limitation and the asset diversification requirements that, as described above, each Fund must satisfy to qualify as a regulated investment company under the Code. These requirements may limit the extent to which the Special Fund may invest in limited partnerships, especially in the case of limited partnerships that do not primarily invest in a diversified portfolio of stocks and securities.

     Dividends paid out of a Fund's investment company taxable income will be taxable to a U.S. shareholder as ordinary income. If a portion of a Fund's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated as capital gain dividends are taxable as long-term capital gains, regardless of how long the shareholder has held the Fund's shares, and are not eligible for the dividends-received deduction. Shareholders receiving distributions in the form of additional shares, rather than cash, generally will have a cost basis in each such share equal to the net asset value of a share of the relevant Fund on the reinvestment date. A distribution of an amount in excess of a Fund's current and accumulated earnings and profits will be treated by a shareholder as a return of capital that is applied against and reduces the shareholder's basis in his or her shares. To the extent that the amount of any such distribution exceeds the shareholder's basis in his or her shares, the excess will be treated by the shareholder as gain from a sale or exchange of the shares. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of additional shares will receive a report as to the net asset value of those shares.

     Upon the sale or other disposition of shares of a Fund, a shareholder may realize a capital gain or loss that will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of Fund shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gains received by the shareholder with respect to such shares.

     Under certain circumstances, the sales charge incurred in acquiring shares of a Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies where shares of a Fund originally acquired with a sales charge are disposed of within 90 days after the date on which they were acquired and new shares of a regulated investment company are acquired without a sales charge or at a reduced sales charge. In that case, the gain or loss realized on the disposition will be determined by excluding from the tax basis of the shares all or a portion of the sales charge incurred in acquiring those shares. This exclusion applies to the extent that the otherwise applicable sales charge with respect to the newly acquired shares is reduced as a result of the shareholder having incurred a sales charge paid for the new shares. This rule may be applied to successive acquisitions of shares of stock.

     Distributions by a Fund reduce the net asset value of that particular Fund's shares. Should a distribution reduce the net asset value of a share below a shareholder's cost for the share, such a distribution nevertheless generally would be taxable to the shareholder as ordinary income or long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time may include the amount of the forthcoming distribution, but the distribution generally would be taxable to them.

     Some shareholders may be subject to withholding of Federal income tax on dividends and redemption payments from a Fund ("backup withholding") at the rate of 31%. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Generally, shareholders subject to backup withholding will be (i) those for whom a certified taxpayer identification number is not on file with a Fund, (ii) those about whom notification has been received (either by the shareholder or by a Fund) from the IRS that they are subject to backup withholding or (iii) those who, to a Fund's knowledge, have furnished an incorrect taxpayer identification number. Generally, to avoid backup withholding, an investor must, at the time an account is opened, certify under penalties of perjury that the taxpayer identification number furnished is correct and that he or she is not subject to backup withholding.

     The foregoing discussion relates solely to U.S. Federal income tax law. Dividends and distributions also may be subject to state, local and foreign taxes. Dividends paid by a Fund from income attributable to interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their tax advisers regarding the possible exclusion of this portion of their dividends for state and local tax purposes. Non-U.S. investors also should consult their tax advisers concerning the tax consequences of ownership of shares of a Fund, including the possibility that distributions may be subject to a 30% United States withholding tax (or a reduced rate of withholding provided by treaty).

     Shareholders of Class A, Class B and Class C shares may direct that income dividends and capital gain distributions be paid to them through various options listed in the "How Funds Pay Distributions--Distribution Options" section of the Funds' current Prospectus. If a shareholder selects either of two such options (that: (a) income dividends be paid in cash and capital gain distributions be paid in additional shares of the same class of a designated Fund at net asset value; or (b) income dividends and capital gain distributions both be paid in cash), and the dividend/distribution checks cannot be delivered, or, if such checks remain uncashed for six months, each Fund reserves the right to reinvest the dividend or distribution in the shareholder's account at the then-current net asset value and to convert the shareholder's election to automatic reinvestment in shares of the Fund from which the distributions were made. Each Fund has received from the IRS, rulings to the effect that
(i) the implementation of the multiple class purchase arrangement will not result in a Fund's dividends or distributions constituting "preferential dividends" under the Code, and (ii) that any conversion feature associated with a class of shares does not constitute a taxable event under federal income tax law.

                     UNDERWRITER AND DISTRIBUTION SERVICES

     Pursuant to Underwriting Agreements, Northstar Distributors, Inc. is the Underwriter for each Fund and as such conducts a continuous offering pursuant to a "best efforts" arrangement requiring it to take and pay for only such securities as may be sold to the public. The Underwriter is an affiliate of the Adviser and the Administrator.

     The Underwriting Agreements may be terminated at any time on not more than 60 days' written notice, without payment of a penalty, by the Underwriter, by vote of a majority of the outstanding class of voting securities of the affected Fund, or by vote of a majority of the Trustees of such Fund, who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in any agreements. The Underwriting Agreements will terminate automatically in the event of their assignment.

     In addition to the amount paid to dealers pursuant to the sales charge table in the Prospectus, the Underwriter from time to time pays, from its own resources or pursuant to the Plans, a bonus or other incentive to dealers (other than the Underwriter) that employ a registered representative who sells a minimum dollar amount of the shares of a Fund during a specific period of time. Dealers may not use sales of any of the Fund's shares to qualify for or participate in such programs to the extent such may be prohibited by a dealer's internal procedures or by the laws of any state or any self-regulatory agency, such as the National Association of Securities Dealers, Inc. Such bonuses or other incentives take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and members of their families to places within or without the United States, or other bonuses such as certificates for airline tickets, dining establishments or the cash equivalent of such bonuses. The Underwriter, from time to time, reallows all or a portion of the sales charge on Class A shares, which it normally reallows to individual selling dealers. However, such additional reallowance generally will be made only when the selling dealer commits to substantial marketing support such as internal wholesaling through dedicated personnel, internal communications and mass mailings.

     Each Fund has adopted separate distribution plans under Rule 12b-1 of the 1940 Act for each class of shares of the Fund (collectively the "Plans"). The Plans permit each Fund to compensate the Underwriter in connection with activities intended to promote the sale of shares of each class of shares of each Fund.


     Pursuant to the Plan for Class A shares, each Fund may compensate the Underwriter up to 0.30% of average daily net assets of such Fund's Class A shares. Under the Plans for Class B and Class C shares, each Fund may compensate the Underwriter up to 1.00% of the average daily net assets attributable to the respective class of such Fund. Pursuant to the Plan for Class T shares, each Fund compensates the Underwriter in an amount equal to 0.95% (in the case of Growth Fund, Special Fund, and Strategic Income Fund), 0.75% (in the case of Balance Sheet Opportunities Fund) and 0.65% (in the case of High Yield
Fund and Government Securities Fund) of annual average daily net assets of such Fund's Class T shares. However, each of the Class T Plans provides for compensation of up to 1.00% of annual average daily net assets. Expenditures by the Underwriter under the Plans shall consist of: (i) commissions to sales personnel for selling shares of the Funds (including underwriting fees and financing expenses incurred in connection with the sale of Class B and Class C shares); (ii) compensation, sales incentives and payments to sales, marketing and service personnel; (iii) payments to broker-dealers and other financial institutions that have entered into agreements with the Underwriter in the form of a Dealer Agreement for Northstar Funds for services rendered in connection with the sale and distribution of shares of the Funds; (iv) payment of expenses incurred in sales and promotional activities, including advertising expenditures related to the Funds; (v) the costs of preparing and distributing promotional materials; (vi) the cost of printing the Funds' Prospectus and SAI for distribution to potential investors; and (vii) other activities that are reasonably calculated to result in the sale of shares of the Funds. With respect to each Class T Plan, it is anticipated that all of the payments received by the Underwriter under the Plan will be paid to Advest as compensation for its prior distribution related and current shareholder servicing related activities in connection with the Class T Shares.


     A portion of the fees paid to the Underwriter pursuant to the 12b-1 plans not exceeding 0.25% annually of the average daily net assets of each Fund's shares may be paid as compensation for providing services to each Fund's shareholders, including assistance in connection with inquiries related to shareholder accounts (the "Service Fee"). In order to receive Service Fees under the Plans, participants must meet such qualifications as are established in the sole discretion of the Underwriter, such as services to each Fund's shareholders; or services providing each Fund with more efficient methods of offering shares to coherent groups of clients, members or prospects of a participant; or services permitting purchases or sales of shares, or transmission of such purchases or sales by computerized tape or other electronic equipment; or other processing.

     The Plans are designed to be compensation plans and therefore amounts spent by the distributor in excess of plan limits are not carried over from year to year for reimbursement. The Plans do, however, contemplate that amounts paid to the distributor may compensate it for past distribution efforts without regard to any particular time period.

     If the Plans are terminated in accordance with their terms, the obligations of a Fund to compensate the Underwriter for distribution related services pursuant to the Plans will cease; however, subject to approval by the Trustees, including a majority of the independent Trustees, a Fund may continue to make payments past the date on which each Plan terminates up to the annual limits set forth in each Plan for the purpose of compensating the Underwriter for services that were incurred during the term of the Plan.

     The Trustees have concluded that there is a reasonable likelihood that the Plans will benefit each Fund and its shareholders and that the Plans should result in greater sales and/or fewer redemptions of Fund shares. On a quarterly basis, the Trustees will review a report on expenditures under the Plans and the purposes for which expenditures were made. The Trustees will conduct an additional, more extensive review annually in determining whether the Plans shall be continued. By their terms, continuation of the Plans from year to year is contingent on annual approval by a majority of the Trustees acting separately on behalf of each Fund and by a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or any related agreements (the "Plan Trustees"). The Plans provide that they may not be amended to increase materially the costs that a Fund may bear pursuant to the applicable Plan without approval of the shareholders of the affected Fund and that other material amendments to the Plans must be approved by a majority of the Plan Trustees acting separately on behalf of each Fund, by vote cast in person at a meeting called for the purpose of considering such amendments. The Plans further provide that while each plan is in effect, the selection and nomination of Trustees who are not "interested persons" shall be committed to the discretion of the Trustees who are not "interested persons." A Plan may be terminated at any time by vote of a majority of the Plan Trustees or a majority of the outstanding Class of shares of the affected Fund to which the Plan relates.


    During their semi-annual period ended April 30, 1997 and fiscal year ended October 31, 1996, each class of shares of the Funds listed below paid the following 12b-1 distribution and service fees pursuant to the Plan of Distribution for each class:



                                                                  Six Months
                                                                     Ended
                                                                 April 30, 1997                             1996
                                                         CLASS A    CLASS B   Class C       CLASS A     CLASS B      CLASS C
Growth + Value Fund.....................................$  8,776      50,824    $ 15,952    N/A         N/A           N/A
International Value Fund................................$ 34,971    $     75    $ 93,200    $ 51,858    N/A           $110,222
Income and Growth Fund..................................$102,385    $363,286    $314,050    $242,908    $671,688      $583,906
High Total Return Fund II...............................$     73           3           3    N/A         N/A           N/A



     For their semi-annual period ended April 30, 1997 and year ended October 31, 1996, expenses incurred by the Distributor for distribution related activities with respect to each class of shares of each Fund listed below were as follows:





                                                                             GROWTH + VALUE
                                                                Six Months
                                                                   Ended
                                                               April 30, 1997                        1996(1)
                                                      CLASS A    CLASS B    CLASS C     CLASS A      CLASS B      CLASS C

Salaries/Overrides.....................................$28,356    $ 48,896   $ 16,656    N/A           N/A          N/A
Commissions Paid.......................................      0    $931,435   $ 82,856    N/A           N/A          N/A
Marketing, RMM & Convention Expense....................$17,507    $ 11,179   $  2,901    N/A           N/A          N/A
Total..................................................$45,863    $991,510   $102,413    N/A           N/A          N/A

(1) The Growth + Value Fund commenced operations on November 18, 1996.





                                                                           INTERNATIONAL VALUE (1)
                                                                Six Months
                                                                    Ended
                                                                April 30, 1997                     1996
                                                       CLASS A     CLASS B     CLASS C     CLASS A      CLASS B      CLASS C

Salaries/Overrides.....................................$ 96,973    $ 86,545    $ 81,560    $163,336      N/A         $121,036
Commissions Paid.......................................$ 23,267    $ 19,464    $ 83,011    $ 49,175      N/A         $ 86,317
Marketing, RMM & Convention Expense....................$ 85,413    $ 36,728    $ 81,623    $130,806      N/A         $ 91,558
Total..................................................$205,653    $142,737    $296,194    $343,317      N/A         $298,911

    The International Value Fund commenced operations on April 21, 1997. Prior to April 21, 1997, the Fund was operating as the Brandes International Fund, a series of the Brandes Investment Trust and was distributed by Worldwide Value Distributors, L.L.C.


                                                                                 INCOME AND GROWTH
                                                                    Six Months
                                                                        Ended
                                                                     April 30, 1997                    1996
                                                          CLASS A    CLASS B      CLASS C        CLASS A      CLASS B      CLASS C

Salaries/Overrides.....................................   $ 97,403   $ 20,721     $ 11,691       $222,594      $ 29,916    $ 15,032
Commissions Paid.......................................   $      0   $243,257     $ 22,606       $      0      $626,730    $ 83,415
Marketing, RMM & Convention Expense....................   $105,615   $ 22,161     $ 14,302       $210,884      $ 39,999    $ 24,168
Total..................................................   $203,018   $286,140     $ 48,599       $433,478    $  696,645    $122,615







                                                                         HIGH TOTAL RETURN FUND II (1)
                                                                    Six Months
                                                                       Ended
                                                                   April 30, 1997                    1996
                                                          CLASS A  CLASS B CLASS C       CLASS A     CLASS B     CLASS C

Salaries/Overrides.....................................   N/A      N/A     N/A           N/A         N/A         N/A
Commissions Paid.......................................   N/A      N/A     N/A           N/A         N/A         N/A
Marketing, RMM & Convention Expense....................   N/A      N/A     N/A           N/A         N/A         N/A
Total..................................................   N/A      N/A     N/A           N/A         N/A         N/A

(1) The High Total Return Fund II commenced operations on January 31, 1997 but was not available for purchase until July 4, 1997.

     For their semi-annual period ended April 30, 1997 and fiscal year ended October 31, 1996, the Distributor received the following amounts in sales charges, after reallowance to Dealers:


                                                                                      UNDERWRITING FEES
                                                                        Six Months
                                                                          Ended
                                                                      April 30, 1997                              1996
                                                            CLASS A       CLASS B     CLASS C        CLASS A     CLASS B     CLASS C
Growth + Value Fund......................................  $ 58,482      $ 11,930    $    203        N/A         N/A         N/A
International Value Fund (1).............................  $ 15,974      $      0    $  5,471        $ 30,396    N/A         $ 5,774
Income and Growth Fund...................................  $ 10,294      $141,768    $ 10,294        $ 25,657    $ 216,133   $ 4,049
High Total Return Fund II................................  $      0      $      0    $      0        N/A         N/A         N/A

(1) Prior to April 21, 1997, the International Value Fund was operated as the Brandes International Fund, a series of the Brandes Investment Trust, and was distributed by Worldwide Value Distributors, L.L.C.

     During their fiscal year ended December 31, 1996, each class of shares of the Funds listed below, paid the following 12b-1 distribution and service fees pursuant to the Distribution Plan for each class:



                                                   CLASS A    CLASS B     CLASS C    CLASS T

Growth Fund.....................................   $  4,665   $ 33,508    $  2,365   $679,967
Special Fund....................................   $108,927   $630,676    $189,225   $328,758
Balance Sheet Fund..............................   $  3,058   $ 30,311    $  3,219   $502,693
High Yield Fund.................................   $ 32,630   $575,358    $ 98,509   $851,368
Strategic Income Fund...........................   $ 68,706   $273,868    $ 32,011   $270,759
Government Securities...........................   $ 31,014   $ 59,149    $  8,032   $813,064


     During the fiscal year ended December 31, 1996, expenses incurred by the Distributor (or Advest with respect to Class T Shares prior to June 2, 1995) for certain distribution related activities with respect to each class of shares of the Funds listed below were as follows:


                                                                    GROWTH FUND
                                                     CLASS A    CLASS B    CLASS C    CLASS T

EXPENSE
Salaries/Overrides...............................   $ 5,428    $  5,267    $  626    $0
Commissions Paid.................................   $     0    $ 94,654    $2,353    $0
Marketing/Convention/RMM Expense.................   $ 5,167    $  2,182    $  118    $0
Total............................................   $10,595    $102,103    $3,097    $0


                                                                  SPECIAL FUND
                                                    CLASS A    CLASS B    CLASS C    CLASS T

EXPENSE
Salaries/Overrides...............................   $202,492   $  321,375  $103,940  $0
Commissions Paid.................................   $      0   $5,309,686  $425,317  $0
Marketing/Convention/RMM Expense.................   $110,034   $   41,232  $  9,294  $0
Total............................................   $312,526   $5,672,293  $538,551  $0


                                                         BALANCE SHEET OPPORTUNITIES FUND
                                                     CLASS A    CLASS B    CLASS C    CLASS T

EXPENSE
Salaries/Overrides...............................   $3,605     $ 4,924     $  334    $0
Commissions Paid.................................   $    0     $86,309     $1,246    $0
Marketing/Convention/rmm Expense.................   $2,855     $ 1,954     $  153    $0
Total............................................   $6,460     $93,187     $1,733    $0



                                                               HIGH YIELD FUND
                                                 CLASS A     CLASS B      CLASS C    CLASS T

EXPENSE
Salaries/Overrides...............................   $43,187    $  124,358  $ 27,973  $0
Commissions Paid.................................   $     0    $2,165,191  $120,421  $0
Marketing/Convention/RMM Expense.................   $30,923    $   37,394  $  4,709  $0
Total............................................   $74,110    $2,326,943  $ 44,724  $0


                                                            STRATEGIC INCOME FUND
                                                 CLASS A     CLASS B     CLASS C    CLASS T

EXPENSE
Salaries/Overrides...............................   $ 67,162   $ 27,186    $ 6,101   $0
Commissions Paid.................................   $      0   $513,641    $27,670   $0
Marketing/Convention/rmm Expense.................   $ 61,783   $ 17,684    $ 1,520   $0
Total............................................   $128,945   $ 55,854    $35,291   $0


                                                           GOVERNMENT SECURITIES FUND
                                                   CLASS A    CLASS B     CLASS C    CLASS T

EXPENSE
Salaries/Overrides...............................   $31,119    $ 16,558    $ 2,853   $0
Commissions Paid.................................   $     0    $284,212    $11,411   $0
Marketing/Convention/rmm Expense.................   $30,446    $  3,859    $   378   $0
Total............................................   $61,565    $304,629    $14,642   $0


     For the following Funds' fiscal year ended December 31, 1996, the Distributor (or Advest) received the following amounts in sales charges, after reallowance to Dealers:


                                                   CLASS A     CLASS B    CLASS C    CLASS T
Growth Fund.....................................   $  3,593    $  7,731   $    29   $ 95,746
Special Fund....................................   $381,500    $152,531   $39,451   $228,166
Balance Sheet Fund..............................   $  2,436    $  6,780   $   406   $ 65,812
High Yield Fund.................................   $  9,722    $141,189   $ 9,752   $ 77,316
Strategic Income................................   $ 13,924    $105,239   $ 2,944   $205,047
Government Securities...........................   $ 52,148    $ 19,375   $   955   $234,689

                             TRUSTEES AND OFFICERS

     The Trustees and principal Officers of each Fund and their business affiliations for the past five years are set forth below. Unless otherwise noted, the mailing address of the Trustees and Officers is Two Pickwick Plaza, Greenwich, Connecticut 06830.


     ROBERT B. GOODE, JR., Trustee. Age: 66. Currently retired. From 1990 to 1991, Chairman of The First Reinsurance Company of Hartford. From 1987 to 1989, President and Director of American Skandia Life Assurance Company. Since October 1993, Trustee of the Northstar affiliated investment companies.

     PAUL S. DOHERTY, Trustee. Age: 63. President, Doherty, Wallace, Pillsbury and Murphy, P.C., Attorneys. Director, Tambrands, Inc. Since October 1993, Trustee of the Northstar affiliated investment companies.

     DAVID W. WALLACE, Trustee. Age: 73. Chairman of Putnam Trust Company, Lone Star Industries and FECO Engineered Systems, Inc. He is also President and Trustee of Robert R. Young Foundation and Governor of the New York Hospital. Director of UMC Electronics and Zurn Industries, Inc. Former Chairman and Chief Executive Officer, Todd Shipyards and Bangor Punta Corporation, and former Chairman and Chief Executive Officer of National Securities & Research Corporation. Since October 1993, Trustee of the Northstar affiliated investment companies.

     *MARK L. LIPSON, Trustee and President. Age: 48. Director, Chairman and Chief Executive Officer of Northstar and Northstar, Inc. Director and President of Northstar Administrators Corporation and Director and Chairman of Northstar Distributors, Inc., President and Trustee of the Northstar affiliated investment companies since October 1993. Prior to August, 1993, Director, President and Chief Executive Officer of National Securities & Research Corporation and President and Director/Trustee of the National Affiliated Investment Companies and certain of National's subsidiaries.

     *JOHN G. TURNER, Trustee. Age: 57. Since May 1993, Chairman and CEO of ReliaStar Financial Corporation and Northwestern NationalLife Insurance Co. and Chairman of other ReliaStar Affiliated Insurance Companies since 1995. Since October 1993, Director of Northstar and affiliates. Prior to May 1993, President and CEO of ReliaStar and Northwestern National.

     ALAN L. GOSULE, Trustee. Age: 56. Partner, Rogers & Wells. Director, F.L. Putnam Investment Management Co., Inc.

     DAVID W.C. PUTNAM, Trustee. Age: 57. President, Clerk and Director of F.L. Putnam Securities Company, Incorporated, F.L. Putnam Investment Management Company, Incorporated, Interstate Power Company, Inc., Trust Realty Corp. and Bow Ridge Mining Co.; Director of Anchor Investment Management Corporation; President and Trustee of Anchor Capital Accumulation Trust, Anchor International Bond Trust, Anchor Gold and Currency Trust, Anchor Resources and Commodities Trust and Anchor Strategic Assets Trust.

*Deemed to be an "interested person" of the Trust, as defined by the 1940 Act.

     JOHN R. SMITH, Trustee. Age: 74. From 1970-1991, Financial Vice President of Boston College; President of New England Fiduciary Company (financial planning) since 1991; Chairman of Massachusetts Educational Financing Authority since 1987; Vice Chairman of Massachusetts Health and Education Authority.

     WALTER H. MAY, Trustee. Age: 61. Retired. Former Senior Executive for Piper Jaffrey, Inc.

     THOMAS OLE DIAL, Vice President. Age: 41. Executive Vice President and Chief Investment Officer-Fixed Income of Northstar and Principal, T.D. & Associates, Inc. From 1989 to August 1993, Executive Vice President and Chief Investment Officer-Fixed Income of National Securities and Research Corporation, Vice President of National Affiliated Investment Companies, and Vice President of NSR Asset Management Corporation. From 1988 to 1989, President of Dial Captial Management.


     GEOFFREY WADSWORTH, Vice President. Age: 54. Vice President of Northstar. Former Vice President and Portfolio Manager with National Securities & Research Corporation.

     AGNES MULLADY, Vice President and Treasurer. Age: 39. Senior Vice President and Chief Financial Officer of Northstar, Senior Vice President and Treasurer of Northstar Administrators corporation, and Vice President and Treasurer of Northstar Distributors, Inc. From 1987 to 1993, Vice President and Treasurer of National Securities & Research Corporation.


     Northstar and Northstar Administrators Corporation make their personnel available to serve as Officers and "Interested Trustees" of the Funds. All Officers and Interested Trustees of the Funds are compensated by Northstar or Northstar Administrators Corporation. Trustees who are not "interested persons" of the Adviser are paid an annual retainer fee of $6,000 for their combined services as Trustees to the Funds and to retail funds sponsored or advised by the Adviser, and a per meeting fee of $1,500 for attendance at each joint meeting of the Funds and the other Northstar retail funds. The Funds also reimburse Trustees for expenses incurred by them in connection with such meetings.

     Mone Anathan, III, Dr. Loring E. Hart and Reverend Bartley MacPhaidin, each of whom were previously Trustees of the Funds, serve on an Advisory Board. The Advisory Board is expected to provide advice to the Board of Trustees in order to facilitate a smooth management transition regarding the advisory services to be provided by Northstar and to provide such other advice as the Board of Trustees may request from time to time. The Advisory Board will have no authority or control over the Funds. Northstar has agreed to assume all expenses associated with the Advisory Board for three years commencing June 2, 1995.

     As of December 31, 1996, all Trustees and executive officers of each Fund as a group owned beneficially or of record less than 1% of the outstanding securities of such Fund. To the knowledge of the Funds, as of December 31, 1996, no shareholder owned beneficially (b) or of record (r) more than 5% of a Fund's outstanding shares, except as set forth below:


(1)     Income and Growth Fund
A
Norwest Bank                                     28% (r)
Minneapolis, Minnesota

B
Merrill Lynch Pierce Fenner & Smith            28.4% (r)
Jacksonville, Florida


(2)     Growth + Value Fund
A
Merrill Lynch Pierce Fenner & Smith            33.5% (r)
Jacksonville, Florida

Norwest Bank                                   47.4% (r)
Minneapolis, MN

C
Merrill Lynch                                  11.8% (r)
Jacksonville, Florida

Bear Stearns Securities                         6.5% (r)
Brooklyn, New York

Mrs. Ruth A. Samuels Trustee                    5.9% (b)
Laguna Hills, California

Merrill Lynch                                  23.2% (r)
Jacksonville, Florida

(3)     Special Fund
A
Merrill Lynch Pierce Fenner & Smith            29.5% (r)
Jacksonville, Florida

B
Merrill Lynch Pierce Fenner & Smith            38.5% (r)
Jacksonville, Florida

C
Merrill Lynch Pierce Fenner & Smith            64.9% (r)
Jacksonville, Florida

(4)     Growth Fund
A
NWNL Ins Co Retirement Plan Div                26.2% (r)
Lifestyle II Separate Acct 3
Greenwich, Connecticut

NWNL Ins Co Retirement Plan Div                28.7% (r)
Lifestyle I
Greenwich, Connecticut

B
Merrill Lynch Pierce Fenner & Smith             15.8% (r)
Jacksonville, Florida

C
Merrill Lynch Pierce Fenner & Smith             15.3% (r)
Jacksonville, Florida

Gerald A. Mitchell                              35.7% (b)
Ypsilanti, Michigan

Advest Inc.                                      6.4% (r)
Hartford, Connecticut

(5)     Balance Sheet Opportunities Fund
A
Advest Inc                                       6.2% (r)
Hartford, Connecticut

Margaret M. Standring Trust                      5.6% (b)
Weymouth, Massachusetts

Donaldson Lufkin Jenrette                        6.4% (r)
Jersey City, New Jersey

Mildred J. Clark                                  10% (b)
Palatine, Illinois

Donaldson Lufkin Jenrette                        6.5% (r)
Jersey City, New Jersey

Advest Inc                                       7.3% (r)
Hartford, Connecticut

B
Merrill Lynch Pierce Fenner & Smith              9.3% (r)
Jacksonville, Florida

C
Merrill Lynch Pierce Fenner & Smith              5.1% (r)
Jacksonville, Florida

Louise H. Fitzgerald                            53.5% (b)
So. Attleboro, Massachusetts

(6)     Government Securities Fund
A
Merrill Lynch Pierce Fenner & Smith                8% (r)
Jacksonville, Florida

Donaldson Lufkin Jenrette                       16.4% (r)
Jersey City, New Jersey

Donaldson Lufkin Jenrette                         17% (r)
Jersey City, New Jersey

Donaldson Lufkin Jenrette                       16.9% (r)
Jersey City, New Jersey

Donaldson Lufkin Jenrette                       17.6% (r)
Jersey City, New Jersey

Order of St. Benedict of New Jersey              5.2% (b)
Morristown, New Jersey

Order of St. Benedict of New Jersey              9.8% (b)
Morristown, New Jersey

B
Merrill Lynch Pierce Fenner & Smith              7.4% (r)
Jacksonville, Florida

Advest Inc.                                      5.1% (r)
Hartford, Connecticut

C
Merrill Lynch Pierce Fenner & Smith               96% (r)
Jacksonville, Florida

(7)     Strategic Income Fund
A
Norwest Bank                                    29.8% (r)
Minneapolis, Minnesota

NWNL Ins Co Retirement Plan Div.                 5.5% (r)
Lifestyle III Separate Acct 3
Greenwich, Connecticut

NWNL Ins Co Retirement Plan Div                  6.9% (r)
Lifestyle II Separate Acct 3
Greenwich, Connecticut

B
Merrill Lynch Pierce Fenner & Smith             31.6% (r)
Jacksonville, Florida

C
Merrill Lynch Pierce Fenner & Smith             33.2% (r)
Jacksonville, Florida

(8)     High Yield Fund
A
Merrill Lynch Pierce Fenner & Smith               15% (r)
Jacksonville, Florida

B
Merrill Lynch Pierce Fenner & Smith             40.3% (r)
Jacksonville, Florida

C
Merrill Lynch Pierce Fenner & Smith             58.5% (r)
Jacksonville, Florida


                               COMPENSATION TABLE

                         PERIOD ENDED DECEMBER 31, 1996



                                                                  PENSION BENEFITS     ESTIMATED ANNUAL     TOTAL COMPENSATION
                                            COMPENSATION FROM    ACCRUED AS PART OF     BENEFITS UPON       FROM ALL FUNDS IN
                                                  FUNDS            FUND EXPENSES          RETIREMENT       NORTHSTAR COMPLEX(B)

Robert B. Goode, Jr......................          (a)13,000              0                    0              13,500
Paul S. Doherty..........................          (a)14,000              0                    0              14,500
David W. Wallace.........................          (a)14,000              0                    0              14,500
Mark L. Lipson...........................          (a)  0                 0                    0                   0
John G. Turner...........................          (a)  0                 0                    0                   0
Alan L. Gosule...........................          (a)14,000              0                    0              14,500
David W.C. Putnam........................          (a)10,000              0                    0              10,000
John R. Smith............................          (a)14,000              0                    0              14,500
Walter H. May............................          (a)13,000              0                    0              13,500


(a) See table below for Fund specific compensation.

(b) Compensation paid by the Northstar Trust Funds, the Northstar Variable Trust Funds and the remaining six funds, Northstar Growth, Special, Balance Sheet Opportunities, High Yield, Strategic Income and Government Securities Funds formerly advised by BSC.

                                INDIVIDUAL FUND
                        FISCAL YEAR COMPENSATION TABLES


                                      GROWTH +   INTERNATIONAL  INCOME AND      HIGH TOTAL
                                       VALUE      VALUE FUND      GROWTH        RETURN FUND II  GROWTH(C)  SPECIAL(C)

Robert B. Goode, Jr..................     N/A         N/A            2,063               N/A         1,563       1,563
Paul S. Doherty......................     N/A         N/A            2,313               N/A         1,646       1,646
David W. Wallace.....................     N/A         N/A            2,313               N/A         1,646       1,646
Mark L. Lipson.......................     N/A         N/A                0               N/A             0           0
John G. Turner.......................     N/A         N/A                0               N/A             0           0
Alan L. Gosule.......................     N/A         N/A            2,313               N/A         1,646       1,646
David W.C. Putnam....................     N/A         N/A            2,063               N/A         1,188       1,188
John R. Smith........................     N/A         N/A            2,312               N/A         1,646       1,646
Walter H. May.......................      N/A         N/A            2,000               N/A         1,583       1,583




                                                         BALANCE SHEET                                         GOVERNMENT
                                                        OPPORTUNITIES(C)  HIGH YIELD(C)  STRATEGIC INCOME(C)  SECURITIES(C)
Robert B. Goode, Jr..................................        1,563               1,563          1,563              1,563
Paul S. Doherty......................................        1,646               1,646          1,646              1,646
David W. Wallace.....................................        1,646               1,646          1,646              1,646
Mark L. Lipson.......................................            0                   0              0                  0
John G. Turner.......................................            0                   0              0                  0
Alan L. Gosule.......................................        1,646               1,646          1,646              1,646
David W.C. Putnam....................................        1,188               1,188          1,188              1,188
John R. Smith........................................        1,646               1,646          1,646              1,646
Walter H. May........................................        1,583               1,583          1,583              1,583


(c) Prior to June 2, 1995 the Trustees who were not interested persons, other than David Putnam, were paid a per fund fee of $500 for each full calendar year during which services were rendered to the Funds. In addition, they were paid a per fund fee of $250 for attending each of the Trustees' meetings, $100 per fund for attending each audit committee meeting, $100 audit committee retainer per fund and were reimbursed for out of pocket expenses. Mr. Putnam, former Chairman of these Funds, received a fee of $30,000 per annum.


                          OTHER INFORMATION

INDEPENDENT ACCOUNTANTS. Coopers & Lybrand L.L.P. has been selected as the independent accountants of the Northstar Trust and each of the remaining Northstar Funds. Coopers & Lybrand L.L.P. audits the Funds' annual financial statements and expresses an opinion thereon.



CUSTODIAN. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, acts as custodian, and fund accounting agent for the Funds and the Northstar Trust.


TRANSFER AGENT. Pursuant to a Transfer Agency Agreement with each Fund, First Data (the "Transfer Agent") acts as the Transfer Agent for each Fund. Pursuant to a Sub-Transfer Agency Agreement between Advest Transfer Services, Inc. ("ATS") and First Data, ATS serves as the subtransfer agent for the Funds offering Class T shares, and, prior to June 5, 1995, ATS acted as transfer agent to these Funds.


REPORTS TO SHAREHOLDERS. The fiscal year of the Northstar Trust ends on October
31. The fiscal year of each other Fund ends on December 31. Each Fund will send financial statements to its shareholders at least semiannually. An annual report containing financial statements audited by the independent accountants will be sent to shareholders each year.


ORGANIZATIONAL AND RELATED INFORMATION. Growth Fund (formerly The Advantage Growth Fund) was organized in 1986; Special Fund (formerly The Advantage Special
Fund) was organized in 1986; Balance Sheet Opportunities Fund (formerly The Advantage Income Fund) was organized in 1986; High Yield Fund (formerly The Advantage High Yield Bond Fund) was organized 1989, Strategic Income Fund (formerly The Advantage Strategic Income Fund) was organized in 1994; and Government Securities Fund (formerly The Advantage Government Securities Fund) was organized in 1986.

Northstar Trust (formerly Northstar Advantage Trust), and two of its series Income and Growth Fund (formerly Northstar Advantage Income and Growth Fund) and High Total Return Fund (formerly Northstar Advantage High Total Return Fund), was organized in 1993. Growth + Value Fund and High Total Return Fund II were organized in 1996. The International Value Fund commenced operations on March 6, 1995 as the Brandes International Fund, a series of the Brandes Investment Trust. It was reorganized on April 21, 1997 as the Northstar International Value Fund, a series of the Northstar Trust.


     The shares of each Fund, when issued, will be fully paid and non-assessable, have no preference, preemptive, or similar rights, and will be freely transferable. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Shareholders may, in accordance with the Declaration of Trust, cause a meeting of shareholders to be held for the purpose of voting on the removal of Trustees. Meetings of the shareholders will be called upon written request of shareholders holding in the aggregate not less than 10% of the outstanding shares of the affected Fund or class having voting rights. Except as set forth above and subject to the 1940 Act, the Trustees will continue to hold office and appoint successor Trustees.

     Under Massachusetts law, there is a remote possibility that shareholders of a business trust could, under certain circumstances, be held personally liable as partners for the obligations of such trust. The Amended and Restated Declaration of Trust for each Fund contains provisions intended to limit such liability and to provide indemnification out of Fund property of any shareholder charged or held personally liable for obligations or liabilities of a Fund solely by reason of being or having been a shareholder of a Fund and not because of such shareholder's acts or omissions or for some other reason. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

                            PERFORMANCE INFORMATION

     Performance information for the Funds may be compared in reports and promotional literature to (1) the S&P 500, Dow Jones Industrial Average ("DJIA"), or other unmanaged indices, so that investors may compare each Fund's results to those of a group of unmanaged securities that are widely regarded by investors as representative of the securities markets in general; (ii) other groups of mutual funds tracked by Lipper Analytical Services, Inc., a widely used independent research firm that ranks mutual funds by overall performance, investment objectives, and assets, or tracked by other services, companies, publications or persons who rank mutual funds on overall performance or other criteria; (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Fund; and (iv) well known monitoring sources of cd performance rates, such as Solomon Brothers, Federal Reserve Bulletin, American Bankers and Tower Data/The Wall Street Journal. Unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for administrative and management costs and expenses. Performance rankings are based on historical information and are not intended to indicate future performance.

     In addition, the Funds may, from time to time, include various measures of a Fund's performance, including the current yield, the tax equivalent yield and the average annual total return of shares of the Funds in advertisements, promotional literature or reports to shareholders or prospective investors. Such materials may occasionally cite statistics to reflect a Fund's volatility risk.

     AVERAGE ANNUAL TOTAL RETURN. Standardized quotations of average annual total return ("Standardized Return") for each class of shares will be expressed in terms of the average annual compounded rate of return for a hypothetical investment in such class of shares over periods of 1, 5 and 10 years or up to the life of the class of shares, calculated for each class separately pursuant to the following formula:

                         P(1+T) to the power of n = ERV

     Where:

     P = a hypothetical initial payment of $1,000

     T = the average annual total return

     n = the number of years, and

     ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period).

     All total return figures reflect the deduction of a proportional share of each Class's expenses (on an annual basis), the deduction of the maximum initial sales load (in the case of Class A shares) and the maximum contingent deferred sales charge applicable to a complete redemption of the investment (in the case of Class
B, Class C and Class T shares), and assume that all dividends and distributions are reinvested when paid.

     YIELD. Quotations of yield for a specific class of shares of a Fund will be based on all investment income attributable to that class earned during a particular 30-day (or one month) period (including dividends and interest), less expenses accrued during the period ("net investment income"), and will be computed by dividing the net investment income per share of that class earned during the period by the maximum offering price per share on the last day of the month, according to the following formula:

                   Yield = 2[(a-b + 1) to the power of 6 -1]
                                       cd

     Where:

     a = dividends and interest earned during the period attributable to a specific class of shares

     b = expenses accrued for the period attributable to that class (net of reimbursements)

     c = the average daily number of shares of that class outstanding during the period that were entitled to receive dividends, and

     d = the maximum offering price per share on the last day of the period

          The maximum offering price includes a maximum contingent deferred sales load of 4%, in the case of Class T shares, 5% for Class B shares, and 1%, for Class C shares.

          All accrued expenses are taken into account as follows. Accrued expenses include all recurring expenses that are charged to all shareholder accounts in proportion to the length of the base period, including but not limited to expenses under the Funds' distribution plans. Except as noted, the performance results take the contingent deferred sales load into account.


          The yield for Class A, B and C of the Growth + Value Fund, Class A, B and C of the Income and Growth Fund, and Class A, B and C of the High Total Return Fund II, and Class A, B, C and T shares of the Growth, Special, Balance Sheet Opportunities, High Yield, Strategic Income and Government Securities Funds for the month ended April 30, 1997, and Class A, B and C of the International Value Fund as of May 31, 1997 was as follows:



                                        YIELD


     FUND                                                                          CLASS A    CLASS B    CLASS C    CLASS T
     Growth + Value Fund........................................................   -0.65%      -1.41%     -1.40%       N/A
     International Value Fund(1)................................................    4.08%       4.96%      3.55%       N/A
     Income and Growth..........................................................    2.29%       1.76%      1.78%       N/A
     High Total Return Fund II..................................................    9.02%       7.83%      7.83%       N/A
     Growth Fund................................................................   -0.25%      -0.87%     -0.85%     -0.74%
     Special Fund...............................................................    0.44%      -0.23%     -0.29%     -0.03%
     Balance Sheet Opportunities Fund...........................................    5.15%       4.75%      4.77%      5.09%
     High Yield Fund............................................................    7.73%       7.48%      7.48%      7.97%
     Strategic Income Fund......................................................    8.22%       7.94%      7.95%      8.13%
     Government Securities Fund.................................................    6.25%       5.80%      5.87%      6.35%

(1) Due to the reorganization of the Brandes International Fund, a series of the Brandes Investment Trust, into the Northstar International Value Fund, a series of the Northstar Trust, on April 21, 1997, yield is being supplied for the month ended May 31, 1997.




           NON-STANDARDIZED RETURN. In addition to the performance information described above, the Funds may provide total return information that is not calculated according to the formula set forth above ("Non-Standardized Return"). Neither initial nor contingent deferred sales charges are taken into account in calculating Non-Standardized Return. Excluding a Fund's sales charge from a total return calculation produces a higher total return figure.


          The following tables summarize the calculation of Standardized and Non-Standardized Return for Class A, B and C shares of the Growth + Value Fund, Class A and C shares of the International Value Fund, Class A, Class B and Class C shares of the Income and Growth Fund and High Total Return Fund II, series of the Northstar Trust, and for Class A, Class B, Class C and Class T shares of the other Funds for the periods indicated.

         NORTHSTAR TRUST. The following table summarizes the calculation of Total Return for the periods indicated through April 30, 1997, assuming the contingent deferred sales load HAS been assessed:


                                                                             APRIL 30, 1997,

                                                                                       SINCE
                                                                           ONE YEAR    INCEPTION*
     GROWTH + VALUE FUND
     Class A.........................................................     N/A       -21.78%
     Class B.........................................................     N/A       -12.48%
     Class C.........................................................     N/A        -4.28%

     INTERNATIONAL VALUE FUND
     Class A.........................................................   11.16%       13.20%
     Class B.........................................................     N/A       -66.67%
     Class C.........................................................   15.14%       15.18%

     INCOME AND GROWTH FUND
     Class A.........................................................    9.20%        8.94%
     Class B.........................................................    8.86%        7.95%
     Class C.........................................................   12.92%        9.71%

     HIGH TOTAL RETURN FUND II
     Class A.........................................................     N/A        -0.82%
     Class B.........................................................     N/A       -20.65%
     Class C.........................................................     N/A        -6.59%



          The following table summarizes the calculation of Total Return for the periods indicated through April 30, 1997, assuming the contingent deferred sales load HAS NOT been assessed:


                                                                                      SINCE
                                                                        ONE YEAR    INCEPTION*

     GROWTH + VALUE FUND
     Class A.........................................................       N/A      -12.85%
     Class B.........................................................       N/A      -13.26%
     Class C.........................................................       N/A      -13.26%

     INTERNATIONAL VALUE FUND
     Class A.........................................................     16.70%      15.79%
     Class B.........................................................       N/A       19.05%
     Class C.........................................................     16.14%      15.18%

     INCOME AND GROWTH FUND
     Class A.........................................................     14.60%      10.48%
     Class B.........................................................     13.86%       8.47%
     Class C.........................................................     13.92%       9.71%

     HIGH TOTAL RETURN FUND II
     Class A.........................................................       N/A       -2.13%
     Class B.........................................................       N/A       -2.81%
     Class C.........................................................       N/A       -2.81%


   * The inception date for Class A, B and C shares of the Growth + Value Fund is November 18, 1997. The inception date for Class B shares of the International Value Fund is April 18, 1997; the inception date for Class A and C shares of the International Value Fund is March 6, 1995. The inception date of Class A, B and C shares of the Income and Growth Fund is November 8, 1993, February 9, 1994 and March 21, 1994, respectively. The inception date for Class A, B and C shares of the High Total Return Fund II is January 31, 1997.

          THE REMAINING FUNDS. The following table summarizes the calculation of Total Return for Class T shares of the remaining Funds for the periods indicated through April 30, 1997, assuming the maximum sales charge HAS been assessed:



                                                                                                  SINCE
                                                             ONE YEAR    FIVE YEARS  TEN YEARS  INCEPTION*

     Growth Fund..........................................    11.25%        11.31%      10.68%     11.77%
     Special Fund.........................................    -6.24%        11.99%      11.03%      9.55%
     Balance Sheet Fund...................................     1.57%        10.13%       9.04%      9.34%
     High Yield Fund......................................     7.89%        11.51%       N/A       10.71%
     Strategic Income Fund................................     3.19%         N/A         N/A        8.31%
     Government Securities Fund...........................     2.42%         7.68%       7.35%      6.94%

          The following table summarizes the calculation of Total Return for Class T shares of the remaining Funds for the periods indicated through April 30, 1997, assuming the maximum sales charge HAS NOT been assessed:



                                                                                                 SINCE
                                                             ONE YEAR    FIVE YEARS   TEN YEARS INCEPTION*


     Growth Fund..........................................    15.25%       11.31%       10.68%    11.77%
     Special Fund.........................................    -2.34%       11.99%       11.03%     9.55%
     Balance Sheet Fund...................................     5.16%       10.13%        9.04%     9.34%
     High Yield Fund......................................    11.89%       11.51%        N/A      10.71%
     Strategic Income Fund................................     7.17%        N/A          N/A       8.92%
     Government Securities Fund...........................     6.41%        7.68%        7.35%     6.94%


     *The inception date for Class T shares of Growth, Special, Balance Sheet
      Opportunities and Government Securities Funds was February 1, 1986. The inception date for Class T shares of the High Yield Fund was July 5, 1989. The inception date for Class T shares of the Strategic Income Fund was July 1, 1994.

      The following table summarizes the calculation of Total
      Return for Class A, Class B and Class C shares of the remaining Funds for the period from commencement of operations of such classes (June 5, 1995) through April 30, 1997, assuming the maximum sales charge HAS been assessed:



    FUND                         CLASS OF SHARES    ONE YEAR    SINCE INCEPTION*

Growth Fund                       Class A            10.39%          15.58%
                                  Class B            10.10%          16.02%
                                  Class C            14.10%          17.79%

Special Fund                      Class A            -6.46%          11.43%
                                  Class B            -7.38%          11.69%
                                  Class C            -3.52%          13.54%

Balance Sheet Opportunities Fund  Class A             0.39%           8.63%
                                  Class B             0.21%           8.95%
                                  Class C             3.75%          10.65%

High Yield Fund                   Class A             6.91%           7.91%
                                  Class B             6.46%           8.04%
                                  Class C            10.32%           9.91%

Strategic Income Fund             Class A             2.70%           5.48%
                                  Class B             2.00%           5.43%
                                  Class C             6.07%           7.37%

Government Securities Fund        Class A             1.56%           2.55%
                                  Class B             0.98%           2.54%
                                  Class C             4.97%           4.49%

          The following table summarizes the calculation of Total Return for Class A, Class B and Class C shares of the remaining Funds for the period from commencement of operations of such classes (June 5, 1995) through April 30, 1997, assuming the maximum sales charge HAS NOT been assessed:




   FUND                           CLASS OF SHARES    ONE YEAR   SINCE INCEPTION*
Growth Fund
                                    Class A             15.90%        18.56%
                                    Class B             15.10%        17.84%
                                    Class C             15.10%        17.79%
Special Fund
                                    Class A             -1.79%        14.31%
                                    Class B             -2.50%        13.57%
                                    Class C             -2.54%        13.54%
Balance Sheet Opportunities Fund
                                    Class A              5.40%        11.44%
                                    Class B              4.68%        10.68%
                                    Class C              4.65%        10.65%

High Yield Fund
                                    Class A             12.24%        10.69%
                                    Class B             11.46%         9.98%
                                    Class C             11.32%         9.91%

Strategic Income Fund
                                    Class A              9.89%         9.31%
                                    Class B              6.98%         7.40%
                                    Class C              7.06%         7.37%
Government Securities Fund
                                    Class A              6.63%         5.20%
                                    Class B              5.98%         4.51%
                                    Class C              5.97%         4.49%


          A Fund may quote its performance in various ways, using various types of comparisons to market indices, other funds or investment alternatives, or to general increases in the cost of living. All performance information supplied by the Funds in advertising is historical and is not intended to indicate future returns. Each Fund's share prices and total returns fluctuate in response to market conditions and other factors, and the value of the Fund's shares when redeemed may be more or less than their original cost.

          Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from, editorials or articles about a Fund. These editorials or articles may include quotations of performance from other sources, such as Lipper or Morningstar. Sources for Fund performance information and articles about the Fund may include the following: BANXQUOTE, BARRON'S, BUSINESS WEEK, CDA INVESTMENT TECHNOLOGIES, INC., CHANGING TIMES, CONSUMER DIGEST, FINANCIAL WORLD, FORBES, FORTUNE, IBC/DONOGHUES'S MONEY FUND REPORT, IBBOTSON ASSOCIATES, INC., INVESTMENT COMPANY DATA, INC., INVESTOR'S DAILY, LIPPER ANALYTICAL SERVICES, INC.'S MUTUAL FUND PERFORMANCE ANALYSIS, MONEY, MUTUAL FUND VALUES, THE NEW YORK TIMES, PERSONAL INVESTING NEWS, PERSONAL INVESTOR, SUCCESS, USA TODAY, U.S. NEWS AND WORLD REPORT, WALL STREET JOURNAL, WIESENBERGER INVESTMENT COMPANIES SERVICES, AND WORKING WOMAN.

          When comparing yield, total return and investment risk of shares of a Fund with other investments, investors should understand that certain other investments have different risk characteristics than an investment in shares of the Fund. For example, certificates of deposit may have fixed rates of return and may be insured as to principal and interest by the FDIC, while a Fund's returns will fluctuate and its share values and returns are not guaranteed. Money market accounts offered by banks also may be insured by the FDIC and may offer stability of principal. U.S. Treasury securities are guaranteed as to principal and interest by the full faith and credit of the U.S. government. Money market mutual funds may seek to offer a fixed price per share.

          The performance of a Fund is not fixed or guaranteed. Performance quotations should not be considered to be representative of performance of the Fund for any period in the future. The performance of a Fund is a function of many factors including its earnings, expenses and number of outstanding shares. Fluctuating market conditions; purchases, sales and maturities of portfolio securities; sales and redemptions of shares of beneficial interest, and changes in operating expenses are all examples of items that can increase or decrease the Fund's performance.

                                FINANCIAL STATEMENTS


          The Northstar Trust's unaudited financial statements dated April 30, 1997 are hereby incorporated herein by reference to the Semi-Annual Report to Shareholders of the Northstar Trust for the six months ended April 30, 1997. The audited financial statements dated October 31, 1996 and the report of the independent accountants, Coopers & Lybrand L.L.P. with respect to such financial statements, are hereby incorporated herein by reference to the Annual Report to Shareholders of the Northstar Trust for the fiscal year ended October 31, 1996.

           The audited financial statements of Growth, Special, Balance Sheet Opportunities, High Yield, Strategic Income and Government Securities Funds as of and for the fiscal period ended December 31, 1996 and the Report of the Independent Accountants, Coopers & Lybrand L.L.P., with respect to such financial statements are hereby incorporated herein by reference to the Annual Report to Shareholders of The Northstar Funds for the fiscal year ended December 31, 1996.

                            APPENDIX

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC. ("MOODY'S")
CORPORATE BOND RATINGS

     Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which made the long-term risks appear somewhat larger than in Aaa securities.

    A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Baa--Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba--Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Caa--Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    Ca--Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C-Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Note: Moody's may apply numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION OF STANDARD & POOR'S CORPORATION'S ("S&P")
CORPORATE DEBT RATINGS

    AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

    AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

    A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    BBB--Debt rated BBB is regarded as having adequate capacity to pay interest and repay principal. Whereas it normally exhibits protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

    BB, B, CCC, CC, C--Debt rated BB, B, CCC, CC and C is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

    CI--The rating CI is reserved for income bonds on which no interest is being paid.

    D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

    Plus (+) or Minus (-)--The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                                     PART C
                                OTHER INFORMATION

ITEM 24.       FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements:  Included in Part A:

     BALANCE SHEET OPPORTUNITIES FUND: Financial Highlights for a share outstanding throughout the period February 3, 1986 (commencement of operations) to December 31, 1996.

     Incorporated by reference in Part B: The audited financial statements for the year ended October 31, 1996 and the unaudited financial statements for the six month period ended April 30, 1997, for the Northstar Trust, and for the year ended December 31, 1996 for the Growth, Special, Balance Sheet Opportunities, High Yield, Strategic Income and Government Securities Funds, and the Report of the Independent Accountants with respect to such financial statements are incorporated in the Statement of Additional Information for the Trust and each Fund by reference to the Annual Report to Shareholders for the Trust for the fiscal year ended October 31, 1996 and Semi-Annual Report to Shareholders for the Trust for the Six Months Ended April 30, 1997, and each Fund for the fiscal year ended December 31, 1996. The incorporated financial information for the year ended October 31, 1996 for the Trust, the six months ended April 30, 1997 for the Trust, and for the year ended December 31, 1996 for the other Funds includes the following: Statement of Investments, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, Notes to Financial Statements, and report of independent accountants.

(b) EXHIBITS - BALANCE SHEET OPPORTUNITIES FUND.

         (1)       Form of Amended and Restated Declaration of Trust (1)
                   (a) Amendment of Declaration of Trust (5)
         (2)       By-Laws (1)
         (3)      N/A
         (4)      N/A
         (5)       (a) Form of Investment Advisory Agreement (1)
         (6)       (a)-(d) Form of Underwriting Agreements for Classes A, B,
                          C and T Shares (1)
                   (e) Form of Special Dealer Agreement between Northstar
                           Distributors and Advest, Inc. (1)
         (7)       N/A
         (8)       Form of Custody Agreement (1)
         (9)       (a) Form of Transfer Agency Agreement (1)
                   (b) Form of Sub-Transfer Agency Agreement (1)
                   (c) Form of Administrative Services Agreement (1)
                   (d) Administration Agreement  (3)
         (10)      Opinion of Counsel
         (11)      Consent of  Independent Public Accountants
         (12)      Annual Report to Shareholders (5)
         (13)      N/A
         (14)      N/A
         (15)      Form of Distribution Plan for Classes A, B, C and T
                         Shares (1)
         (16)      Performance Information

         (17)      Powers of Attorney (2)
         (18)      Multiple Class Plan Pursuant to Rule 18f-3 (5)
         (27)      Financial Data Schedules (EX-27)

----------------------------------
               NOTES TO EXHIBIT LISTING


(1). Previously filed as an Exhibit to the Registrant's Post-Effecitve Amendment as follows and incorporated herein by reference: Government Securities Fund - PEA No. 16; Income Fund - PEA No. 15; Growth Fund - PEA No. 15; Special Fund - PEA No. 15; High Yield Fund - PEA No. 11; Strategic Income Fund - PEA No. 7.

(2). The Power of Attorney executed by Walter May was filed as an Exhibit to the Registrant's Post-Effective Amendment as follows and is incorporated herein by reference: Government Securities Fund - PEA No. 18; Balance Sheet Opportunities Fund - PEA No. 17; Growth Fund - PEA No. 17; Special Fund - PEA No. 17; High Yield Fund - PEA No. 13; and Strategic Income Fund - PEA No. 9. All other powers of attorney were filed as an Exhibit to the Registrant's Post-Effective Amendment as follows and are incorporated herein by reference: Government Securities Fund - PEA No. 15; Balance Sheet Opportunities Fund - PEA No. 14; Growth Fund - PEA No. 14; Special Fund - PEA No. 14; High Yield Fund - PEA No. 10; and Strategic Income Fund - PEA No. 6.

(3). Previously filed as an Exhibit to the Registrant's Post-Effective Amendment as follows and incorporated herein by reference: Government Securities Fund - PEA No. 17; Balance Sheet Opportunities Fund - PEA No. 16; Growth Fund - PEA No. 16; Special Fund - PEA No. 16; High Yield Fund - PEA No. 12; and Strategic Income Fund - PEA 8.

(4). Previously filed as an Exhibit to the Special Fund's Post- Effective Amendment No. 16 and incorporated herein by reference.


(5). Previously filed as an Exhibit to the Registrant's Post-Effective Amendment No. 20 and incorporated herein by reference.

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

There are no persons controlled by or under common control with Registrant.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES

As of April 30, 1997, the Registrant had the following number of record security holders:



Title of Class          Fund                                           Number of Shareholders

Shares of Beneficial    Balance Sheet Opportunities Fund   (A)  98    (B)  434     (C)  48      (T)  4,226
Interest

ITEM 27.  INDEMNIFICATION

Section 5.4 of Registrant's Declaration of Trust provides the following:

(a) Subject to Paragraph (c) hereof every person who is, or has been, a Trustee, Officer, employee or agent of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee, Officer, employee or agent and against amounts paid or incurred by him in the settlement thereof in such manner, provided, that to the extent any claim, action, suit or proceeding involves any particular Series or Classes of Shares of the Trust or the assets or operations of one or more Series or Classes of Shares, such indemnification shall be provided only from the assets (or proceeds thereof or income therefrom of such one or more Series or Classes of Shares and not from the assets (or proceeds thereof or income therefrom) of any other Series or Class of Shares of the Trust.

(b) The words "claim", "action", "suit" or "proceeding" shall apply to all claims, acitons, suits or proceedings ( civil, criminal, or other including appeals), actual or threatened; and the words "liability" and "expenses" shall include without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(c)      No indemnification shall be provided hereunder to a Trustee or Officer:

         (i) against any liability to the Trust, a series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought or that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

         (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in reasonable belief that his action was in the best interest of the Trust; and

         (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (b)(i) or (b)(ii) resulting in a payment by a Trustee or Officer, unless there has been a determination that such Trustee or Officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                  (A) by the court or other body approving the settlement or other disposition; or

                  (B) based upon the review of readily available facts ( as opposed to full trial-type inquiry) by (x) vote of a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(d) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to shich any Trustee or Officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or Officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and Officers may be entitled by contract or otherwise under law.

(e) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section may be advanced by the Trust prior to final disposition therof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section, provided that either;

                  (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient or the Trust shall be insured against losses arising out of any such advances; or

                  (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

As used in this Section, a "Disinterested Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Acto of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other that the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

See "MANAGEMENT OF THE FUNDS" in the Prospectus and "Services of the Adviser and Administrator" and "Trustees and Officers" in the Statement of Additional Information, each of which is included in the Registration Statement. Set forth is a list of each officer and director of the Adviser indicating each business, profession, vocation or employment of a substantial nature in which each such person has been engaged since January 31, 1994.



                           POSITION WITH                      OTHER SUBSTANTIAL
                           INVESTMENT                         BUSINESS, PROFESSION
NAME                       ADVISER                            VOCATION OR EMPLOYMENT
---------                  ---------------------------      --------------------------------------------
John Turner                Director                           Chairman and CEO, ReliaStar
                                                              Financial Corp. and affiliates;
                                                              Director of Northstar Affiliates;
                                                              Trustee and Chairman, Northstar
                                                              Affiliated Investment Companies.

John Flittie               Director                           President, ReliaStar Financial Corp.
                                                              and affiliates; Director, Northstar
                                                              Affilates.

Mark L. Lipson             Chairman/CEO                       Director and Officer of Northstar
                           Director                           Distributors, Inc., Northstar
                                                              Administrators Corp. and Northstar,
                                                              Inc. Trustee and President, Northstar
                                                              Affiliated Investment Companies.

Robert J. Adler            Executive                          President Northstar Distributors, Inc.
                           Vice
                           President,
                           Sales &
                           Marketing

Thomas Ole Dial            Executive                          Vice President, Northstar Affiliated
                           Vice                               Investment Companies, and
                           President -                        Principal, TD Associates Inc.
                           Chief Investment Officer
                           Fixed Income






Geoffrey Wadsworth         Vice President/                    Vice President - Northstar Affiliated
                           Investments                        Investment Companies.
                                                              and Portfolio
                                                              Manager



Ryan Johanson              Vice President -                   Vice President - Northstar
                           Investments                        Affiliated Investment Companies
                                                              and Portfolio Manager
                                                              Director of Global
                                                              Market Risk Management and
                                                              Senior Manager of
                                                              Banque Indosuez

Jeffrey Aurigemma          Vice                               Vice President - Northstar Affiliated
                           President -                        Investment Companies.
                           Investments

Michael Graves             Vice                               Vice President - Northstar Affiliated
                           President                          Investment Companies
                           Investments

Agnes Mullady              Sr. Vice                           Vice President & Treasurer of
                           President                          Northstar Affiliates and the Northstar
                           and CFO                            Affiliated Investment Companies


Gertrude Purus             Vice                               Vice President Northstar Distributors
                           President -                        and Northstar Administrators Corp.
                           Operations

Stephen Vondrak            Vice                               Vice President - Northstar
                           President -                        Distributors, Inc., Former Regional
                           Sales & Marketing                  Marketing Manager with Roger
                                                              Engemann and Associates from
                                                              1991-1994.

Mark Sfarra                Vice                               Vice President - Northstar
                           President -                        Distributors, Inc.
                           Marketing




ITEM 29. PRINCIPAL UNDERWRITER

(a) See "HOW THE FUNDS ARE ORGANIZED AND MANAGED", "MEET THE PORTFOLIO MANAGERS" and "YOUR GUIDE TO BUYING, SELLING AND EXCHANGING SHARES OF NORTHSTAR FUNDS" in the Prospectus and "Underwriter and Distribution Services" in the Statement of Additional Information, both of which are included in this Post-Effective Amendment to the Registration Statement. Unless otherwise indicated, the principal business address for each person is c/o Northstar, Two Pickwick Plaza, Greenwich, CT 06830.


(b)  (1)                            (2)                                         (3)
Name and Principal                  Position and Offices                        Position and Offices
Address                             with Underwriter                            with Registrant
------------------                  --------------------                        --------------------
John Turner                         Director                                    Trustee, Chairman
20 Washington Ave. South
Minneapolis, MN

John Flittie                        Director                                    None
20 Washington Ave. South
Minneapolis, MN

Mark L. Lipson                      Chairman & Director                         Trustee and President

Robert J. Adler                     President                                   None

Mark Blinder                        Reg. Vice President                         None

Scott Casselberry                   Reg. Vice President                         None

Richard Frances                     Reg. Vice President                         None

Rick Galloway                       Reg. Vice President                         None

Daniel Leonard                      Reg. Vice President                         None

Stephen O'Brien                     Reg. Vice President                         None

David Linton                        Reg. Vice President                         None

Charles Dolce                       Reg. Vice President                         None

Hyman Glasman                       Reg. Vice President                         None

Stephen Vondrak                     Vice President                              None

Mark  Sfarra                        Vice President                              None

Gertrude Purus                      Vice President                              None

Agnes Mullady                       Vice President                              Vice President
                                    & Treasurer                                 & Treasurer


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS


State Street Bank and Trust Co. maintains such records as Custodian and Fund Accounting Agent for the Growth, Special, Balance Sheet Opportunities, High Yield, Strategic Income, and Government Securities Funds and the Northstar
Trust:


     (1) Receipts and delivery of securities including certificate numbers;
     (2) Receipts and disbursement of cash;
     (3) Records of securities in transfer, securities in physical possession, securities owned and securities loaned.
     (4) Fund Accounting Records.

First Data Investor Services Group, ("First Data") maintains the following records at One Exchange Place, 11th Floor, Boston, Massachusetts, 02109, as Transfer Agent and Blue Sky Administrator for the Funds; and the Northstar Trust.

     (1)  Shareholder Records;
     (2) Share accumulation accounts: Details as to dates and number of shares of each accumulation, price of each accumulation.
     (3)  Fund Accounting Records
     (4)  State Securities Regisitration Records

All other records required by item 30(a) are maintained at the office of the Administrator, Two Pickwick Plaza, Greenwich, CT 06830.

ITEM 31.  Management Services

Not Applicable.

ITEM 32.  Undertakings

(a) Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee or Trustees when requested in writing to do so by the holders of at least 10% of the Trusts' outstanding shares of beneficial interest and in connection with such meeting to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to shareholder communications.

(b) Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certified that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Greenwich and the State of Connecticut on the 31st day of July, 1997.

                                   REGISTRANT

                              By: MARK L. LIPSON
                                 ------------------------------
                                  Mark L. Lipson, President


     SIGNATURES                    TITLE                          DATE

     JOHN G. TURNER                 Chairman and              July 31, 1997
     John G. Turner*                Trustee

     MARK L. LIPSON                 Trustee                   July 31, 1997
     Mark L. Lipson*

     JOHN R. SMITH                  Trustee                   July 31, 1997
     John R. Smith*

     PAUL S. DOHERTY                Trustee                   July 31, 1997
     Paul S. Doherty*

     DAVID W. WALLACE               Trustee                   July 31, 1997
     David W. Wallace*

     ROBERT B. GOODE, JR.           Trustee                   July 31, 1997
     Robert B. Goode, Jr.*

     ALAN L. GOSULE                 Trustee                   July 31, 1997
     Alan L. Gosule*

     DAVID W.C. PUTNAM              Trustee                   July 31, 1997
     David W.C. Putnam*

     WALTER H. MAY, JR.             Trustee                   July 31, 1997
     Walter H. May, Jr.**

     AGNES MULLADY                  Principal Financial       July 31, 1997
     Agnes  Mullady                 and Accounting Officer

By:  AGNES MULLADY*
         Agnes Mullady
         Attorney-in-fact


* Executed pursuant to powers of attorney filed with Northstar Trust and Strategic Income Fund - PEA No. 6; Northstar Government Securities Fund - PEA No. 15; Northstar Balance Sheet Opportunities Fund - PEA No. 14; Northstar Growth Fund - PEA No. 14; Northstar Special Fund - PEA No. 14; and Northstar High Yield Fund - PEA No.10.

** Executed pursuant to power of attorney filed with Northstar Trust and Strategic Income Fund - PEA No. 8; Northstar Government Securities Fund - PEA No. 17; Northstar Balance Sheet Opportunities Fund - PEA No. 16; Northstar Growth Fund - PEA No. 16; Northstar Special Fund - PEA No. 16; and Northstar High Yield Fund - PEA No. 12 .

                                INDEX TO EXHIBITS
                              ---------------------
                        BALANCE SHEET OPPORTUNITIES FUND



Exhibit No. Under
Part C of Form N1-A                 Name of Exhibit                    Page Number Herein
-----------------                   --------------                     -----------------



Exhibit (10)                        Opinion of Counsel

Exhibit (11)                        Consent of Independent
                                    Accountants

Exhibit (16)                        Performance Information

Exhibit (27)                        Financial Data Schedules



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